                                                    REGISTRATION NO. 333-137052
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-4
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 11    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 310           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On        pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 11 ("PEA") to the Form N-4 Registration Statement No. 333-137052 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) At Retirement/SM/

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR THE TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) AT RETIREMENT/SM/?

EQUI-VEST(R) At Retirement/SM/ is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). There is no withdrawal charge under the contract.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

The contract may not be currently available in all states. Certain features and benefits described in this prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states. Please see Appendix V later in this prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you after you purchase the contract.


VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------

.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/

--------------------------------------------------------------------------------
(1)If you purchased your contract before approximately July 20, 2009, these variable investment options are not available to you. Please see the current supplement to your prospectus, which describes the variable investment options that are available to you.

You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate any future contributions or to close a variable investment option to new contributions or transfers. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust (the "Trust"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the variable investment options listed above.

TYPES OF CONTRACTS. For existing EQUI-VEST(R) contract owners, we offer the EQUI-VEST(R) At Retirement/SM/ contract for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")
    (contract must continue to be part of a 403(b) plan).

In order to purchase an EQUI-VEST(R) At Retirement/SM/ contract, your initial contribution must be at least $50,000 and must come from the transfer of the cash value of an EQUI-VEST(R) series variable annuity contract that you currently own under which withdrawal charges no longer apply. The eligible EQUI-VEST(R) contract types are traditional IRA (including our product designated QP IRA), Roth IRA, NQ, TSA (contract must continue to be part of a 403(b) plan) and the same type of IRA and NQ offered in EQUI-VEST(R) Express/SM/. The transfer of cash value will constitute a termination of that particular EQUI-VEST(R) contract. You cannot purchase an EQUI-VEST/SM/ At Retirement/SM/ contract if a rollover or direct transfer contribution into your eligible EQUI-VEST(R) contract has occurred within two EQUI-VEST(R) contract years before your purchase of an EQUI-VEST(R) At Retirement/SM/ contract. Additionally, you must be age 55 or older (subject to maximum issue age limitations) and, for TSA contracts, no longer employed by the employer who provided the funds for the purchase of your EQUI-VEST(R) contract. However, the contract must continue to be part of a 403(b) plan. We also offer direct rollovers to IRAs for TSA contracts.

Subject to certain conditions and contribution limitations as described in the above paragraphs, additional EQUI-VEST(R) traditional IRA contract types may be eligible for replacement with this contract. The additional eligible EQUI-VEST(R) contract types are:

Employer-funded traditional individual retirement annuities ("IRAs"):

..   A simplified employee pension plan ("SEP") sponsored by an employer.

..   SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                    EQUI-VEST At Retirement/SM/

                                                                         #94576

..   SIMPLE IRAs funded by employee salary reduction and employer contributions.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION IS TRANSFERRED FROM
YOUR EQUI-VEST(R) OR EQUI-VEST(R) EXPRESS/SM/ CONTRACT. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

--------------------------------------------------------------------------------


        Index of key words and phrases                               5
        Who is AXA Equitable?                                        6
        How to reach us                                              7
        EQUI-VEST(R) At Retirement/SM /at a glance -- key features   9

        ----------------------------------------------------------------
        FEE TABLE                                                   11
        ----------------------------------------------------------------

        Example                                                     12
        Condensed financial information                             12

        ----------------------------------------------------------------
        1. CONTRACT FEATURES AND BENEFITS                           13
        ----------------------------------------------------------------
        How you can purchase and contribute to your contract        13
        Owner and annuitant requirements                            14
        How you can make your contributions                         14
        What are your investment options under the contract?        14
        Portfolios of the Trust                                     15
        Allocating your contributions                               18
        Guaranteed minimum death benefit and Guaranteed minimum
          income benefit base                                       18
        Annuity purchase factors                                    19
        Guaranteed minimum income benefit option ("GMIB")           20
        Guaranteed minimum death benefit                            21
        Guaranteed withdrawal benefit for life ("GWBL")             22
        Guaranteed benefit offers                                   25
        Your right to cancel within a certain number of days        25

        ----------------------------------------------------------------
        2. DETERMINING YOUR CONTRACT'S VALUE                        27
        ----------------------------------------------------------------
        Your account value and cash value                           27
        Your contract's value in the variable investment options    27
        Your contract's value in the guaranteed interest option     27
        Your contract's value in the fixed maturity options         27
        Insufficient account value                                  27

        ----------------------------------------------------------------
        3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
          OPTIONS                                                   28
        ----------------------------------------------------------------
        Transferring your account value                             28
        Our administrative procedures for calculating your Roll-Up
          benefit base following a transfer                         28
        Disruptive transfer activity                                29
        Dollar cost averaging                                       30


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

      --------------------------------------------------------------------
      4. ACCESSING YOUR MONEY                                         31
      --------------------------------------------------------------------
      Withdrawing your account value                                  31
      How withdrawals are taken from your account value               33
      How withdrawals affect your Guaranteed minimum income
        benefit and Guaranteed minimum death benefit                  33
      How withdrawals affect your GWBL and GWBL Guaranteed
        minimum death benefit                                         33
      Withdrawals treated as surrenders                               33
      Loans under TSA contracts                                       34
      Surrendering your contract to receive its cash value            34
      When to expect payments                                         34
      Your annuity payout options                                     35

      --------------------------------------------------------------------
      5. CHARGES AND EXPENSES                                         37
      --------------------------------------------------------------------
      Charges that AXA Equitable deducts                              37
      Charges that the Trust deducts                                  38
      Group or sponsored arrangements                                 38
      Other distribution arrangements                                 39

      --------------------------------------------------------------------
      6. PAYMENT OF DEATH BENEFIT                                     40
      --------------------------------------------------------------------
      Your beneficiary and payment of benefit                         40
      Beneficiary continuation option                                 41

      --------------------------------------------------------------------
      7. TAX INFORMATION                                              44
      --------------------------------------------------------------------
      Overview                                                        44
      Buying a contract to fund a retirement arrangement              44
      Transfers among investment options                              44
      Taxation of nonqualified annuities                              44
      Individual retirement arrangements (IRAs)                       46
      Traditional individual retirement annuities (traditional IRAs)  47
      Roth individual retirement annuities (Roth IRAs)                50
      Tax-sheltered annuity contracts (TSAs)                          51
      Federal and state income tax withholding and information
        reporting                                                     54
      Impact of taxes to AXA Equitable                                55

      --------------------------------------------------------------------
      8. MORE INFORMATION                                             56
      --------------------------------------------------------------------
      About our Separate Account A                                    56
      About the Trust                                                 56
      About our fixed maturity options                                56
      About the general account                                       57
      Dates and prices at which contract events occur                 58
      About your voting rights                                        58
      Cybersecurity                                                   59
      Statutory compliance                                            59
      About legal proceedings                                         59
      Financial statements                                            59
      Transfers of ownership, collateral assignments, loans and
        borrowing                                                     59
      Distribution of the contracts                                   60


      -------------------------------------------------------------------
      9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE             61
      -------------------------------------------------------------------

      -------------------------------------------------------------------
      APPENDICES
      -------------------------------------------------------------------

            I   --   Condensed financial information                 I-1
           II   --   Market value adjustment example                II-1
          III   --   Enhanced death benefit example                III-1
           IV   --   Hypothetical illustrations                     IV-1
            V   --   State contract availability and/or
                       variations of certain features and
                       benefits                                      V-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

            6% Roll-Up to age 85                                18
            account value                                       27
            administrative charge                               37
            annual administrative charge                        37
            Annual Ratchet to age 85 enhanced death benefit     19
            annuitant                                           13
            annuitization                                       35
            annuity maturity date                               36
            annuity payout options                              35
            annuity purchase factors                            19
            beneficiary                                         40
            Beneficiary continuation option                     41
            business day                                        58
            cash value                                          27
            charges for state premium and other applicable
              taxes                                             38
            contract date                                        2
            contract date anniversary                            2
            contract year                                        2
            contributions to Roth IRAs                          50
               regular contributions                            50
               conversion contributions                         50
            contributions to traditional IRAs                   47
               regular contributions                            47
            disruptive transfer activity                        29
            distribution charge                                 37
            ERISA                                               39
            Fixed-dollar option                                 30
            fixed maturity options                              17
            free look                                           25
            general account                                     57
            guaranteed interest option                          17
            Guaranteed minimum death benefit                    21
            Guaranteed minimum death benefit/guaranteed
              minimum income benefit roll-up benefit base
              reset option                                      19
            Guaranteed minimum income benefit                   18
            Guaranteed minimum income benefit charge            38


                                                             PAGE

            Guaranteed minimum income benefit "no lapse
              guarantee"                                        20
            Guaranteed withdrawal benefit for life              22
            Guaranteed withdrawal benefit for life charge       27
            IRA                                                  1
            IRS                                                 44
            investment options                                   1
            Investment Simplifier                               30
            Lifetime minimum distribution withdrawals           32
            loans under TSA                                     34
            lump sum withdrawals                                36
            market adjusted amount                              17
            market timing                                       29
            maturity dates                                      17
            market value adjustment                             18
            maturity value                                      17
            Mortality and expense risks charge                  38
            NQ                                                   1
            Online Account Access                                7
            partial withdrawals                                 31
            portfolio                                            1
            processing office                                    2
            rate to maturity                                    17
            Roth IRA                                             1
            SAI                                                  2
            SEC                                                  2
            self-directed Allocation
            Separate Account A                                  56
            Spousal continuation                                49
            Standard death benefit                              18
            Systematic withdrawals                              31
            TOPS                                                 7
            Trusts                                              56
            traditional IRA                                      1
            TSA                                               51,1
            unit                                             27,30
            variable investment options                         14

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation Unit

GWBL benefit base                      Guaranteed withdrawal benefit for
                                       life benefit base

GWBL Excess withdrawal                 Guaranteed withdrawal benefit for
                                       life Excess withdrawal
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.
 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956
 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST/SM/ Processing Office
  100 Madison Street
  Suite 1000
  Syracuse, NY 13202
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options; and


..   the daily unit values for the variable investment options.


You can also:


..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).


Under TOPS only you can:

..   elect investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   access Frequently Asked Questions and Service Forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of dollar cost averaging programs;

(2)requests for loans under TSA contracts;


(3)election of required minimum distribution ("RMD") automatic withdrawal option;


(4)requests for withdrawals or contract surrenders;

(5)requests for withdrawals or surrenders of contracts with the Guaranteed withdrawal benefit for life ("GWBL");

                             WHO IS AXA EQUITABLE?

(6)tax withholding elections;

(7)election of the beneficiary continuation option;

(8)exercise of the Guaranteed minimum income benefit;

(9)requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(10)requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(11)death claims;

(12)change in ownership (NQ only);


(13)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL");

(14)direct transfers; and


(15) removing or changing successor owner.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes; and

(3)transfers between investment options.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)systematic withdrawals; and

(2)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) At RetirementSM at a glance -- key features

--------------------------------------------------------------------------------


PROFESSIONAL INVESTMENT     EQUI-VEST(R) At Retirement/SM/'s variable investment
MANAGEMENT                  options invest in different portfolios sub-advised by
                            professional investment advisers.
----------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS      .   Fixed maturity options with maturities ranging from
                                approximately 1 to 10 years (subject to availability).
                            .   Each fixed maturity option offers a guarantee of
                                principal and interest rate if you hold it to maturity.
                            ------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value
                            adjustment due to differences in interest rates. If you
                            withdraw or transfer only a portion of the amount in a
                            fixed maturity option, this may increase or decrease any
                            value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or tax sheltered annuity (TSA) you should be aware that
                            such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for
                            tax-qualified arrangements. Before purchasing one of these contracts, you should consider whether its features and
                            benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these contracts compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions.
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The Guaranteed minimum income benefit ("GMIB") provides
INCOME BENEFIT              income protection for you during your life once you elect
                            to annuitize the contract.
----------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL       The Guaranteed withdrawal benefit for life option ("GWBL"),
BENEFIT FOR LIFE            guarantees that you can take withdrawals of up to a maximum amount each contract year (your "Guaranteed annual
                            withdrawal amount") beginning at age 55. Withdrawals are
                            taken from your account value and continue during your
                            lifetime even if your account value falls to zero (unless
                            it is caused by a withdrawal that exceeds your Guaranteed
                            annual withdrawal amount).
----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS        .   Your initial contribution must be from the transfer of
                                the cash value of an EQUI-VEST(R) or EQUI-VEST(R)
                                Express/SM /contract that you currently own, under
                                which withdrawal charges no longer apply, to an
                                EQUI-VEST(R) At Retirement/SM /contract of the same
                                type, for example, traditional IRA to traditional IRA,
                                NQ to NQ. We also offer direct rollovers to IRAs for
                                TSA contracts.
                            .   Initial minimum: $50,000.
                            ------------------------------------------------------------
                            .   There is no minimum dollar amount on additional
                                contributions but additional contributions must also be
                                a transfer of the total cash value of an EQUI-VEST(R)
                                or EQUI-VEST(R) Express/SM /contract that you currently
                                own, under which withdrawal charges no longer apply, to
                                an EQUI-VEST(R) At Retirement/SM /contract of the same
                                type, for example, traditional IRA to traditional IRA,
                                NQ to NQ.
                            .   Upon advance notice to you, we may exercise certain
                                rights we have under the contract regarding
                                contributions, including our rights to (i) change
                                minimum and maximum contribution requirements and
                                limitations, and (ii) discontinue acceptance of
                                additional contributions. Further, we may at any time
                                exercise our rights to limit or terminate your
                                contributions and transfers to any of the variable
                                investment options and to limit the number of variable
                                investment options which you may elect. For more
                                information, see "How you can purchase and contribute
                                to your contract" in "Contract features and benefits"
                                later in this prospectus.
----------------------------------------------------------------------------------------

          EQUI-VEST(R) AT RETIREMENT/SM/ AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY       .   Partial withdrawals
                           .   Several periodic withdrawal option
                           .   Loans under TSA contracts (not available for contracts
                               with GWBL)
                           .   Contract surrender
                           .   Maximum payment plan (only under contracts with GWBL)
                           .   Customized payment plan (only under contracts with GWBL)
                           You may incur income tax and a tax penalty. Certain
                           withdrawals will diminish the value of optional benefits.
---------------------------------------------------------------------------------------
PAYOUT OPTIONS             .   Fixed annuity payout options
                           .   Variable Immediate Annuity payout options (described in
                               a separate prospectus for that option)
                           .   Income Manager/SM /payout options (described in a
                               separate prospectus for that option)
---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Guaranteed minimum death benefit options
                           .   Dollar cost averaging
                           .   Free transfers
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Guaranteed minimum death benefit/Guaranteed minimum
                               income benefit roll-up benefit base reset
                           .   Guaranteed minimum income benefit no lapse guarantee
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  55-85
AGES
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD OR DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. While you may not be able to make a direct exchange of your EQUI-VEST(R) contract value into these other contracts, they may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.

          EQUI-VEST(R) AT RETIREMENT/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus. No sales charges are imposed at time of purchase, withdrawal or surrender of the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may apply.

The first table describes fees and expenses that you will pay if you purchase a Variable Immediate Annuity payout option. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
----------------------------------------------------------------------------------

Special services charges

  .   Wire transfer charge/(1)/                         $90 (current and maximum)

  .   Express mail charge/(1)/                          $35 (current and maximum)
----------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------
Maximum annual administrative charge                    $0

There is no annual administrative charge applicable to your EQUI-VEST(R) At Retirement/SM /contract.

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                             0.80%
Administrative                                          0.30%
Distribution                                            0.20%
                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.30%
--------------------------------------------------------------

 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR FOR THE OPTIONAL BENEFIT THAT YOU
 ELECT
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (calculated as
a percentage of the applicable benefit base. Deducted
annually/(2)/ on each contract date anniversary for
which the benefit is in effect):

   Standard death benefit (available only with the
   Guaranteed minimum income benefit)                     0.00%

   GWBL Standard death benefit                            0.00%

   Annual Ratchet to age 85                               0.25% of the Annual Ratchet to
                                                          age 85 benefit base

   Greater of 6% Roll-Up to age 85 or Annual Ratchet      0.60% of the greater of 6% Roll-
   to age 85                                              Up to age 85 benefit base or the
                                                          Annual Ratchet to age 85 benefit
                                                          base, as applicable

   GWBL Enhanced death benefit                            0.30% of the GWBL Enhanced
                                                          death benefit base
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE (calculated
as a percentage of the applicable benefit base.
Deducted annually/(2) /on each contract date
anniversary for which the benefit is in effect.)          0.65%
-------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE
( calculated as a percentage of the GWBL benefit base.
Deducted annually/(2)/ on each contract date              0.60% for the Single Life option
anniversary.)                                             0.75% for the Joint Life option
If your GWBL benefit base ratchets, we reserve the
right to increase your                                    0.75% for the Single Life option
charge up to:                                             0.90% for the Joint Life option
-------------------------------------------------------------------------------------------

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits"
for more information about this feature, including its benefit base and the Annual
Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses" later in this prospectus.
-------------------------------------------------------------------------------------------

                                   FEE TABLE

-------------------------------------------------------------------
 NET LOAN INTEREST CHARGE -- TSA CONTRACTS ONLY
-------------------------------------------------------------------
(calculated as a percentage of the outstanding loan
amount and deducted at the time the loan repayment is
received)                                               2.00%/(3)/
-------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(4)/                                               1.02%  1.04%
---------------------------------------------------------------------------


Notes:

(1)Unless you specify otherwise, this charge will be deducted from the amount you request.

(2)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that contract year.

(3)We charge interest on loans under TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under TSA contracts" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(4)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the AXA Conservative Strategy Portfolio. The "Highest" represents the total annual operating expenses of the AXA Balanced Strategy Portfolio and AXA Conservative Growth Strategy Portfolio. For more information, see the prospectuses for the portfolios.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 along with the Guaranteed minimum income benefit) would pay in the situations illustrated.

The fixed maturity options and guaranteed interest option are not covered by the example. However, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,518  $2,354   $4,670   $378    $1,168    $2,004    $4,320
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $1,512  $2,344   $4,651   $376    $1,162    $1,994    $4,301
------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." Your initial contribution must be from the transfer of the cash value of an EQUI-VEST/SM/ traditional IRA, Roth IRA, NQ or TSA or the same IRA and NQ contract types offered in EQUI-VEST(R) Express that you currently own under which withdrawal charges no longer apply. The contract that you purchase must be the same type of contract (for example, an NQ contract to an NQ contract; or a Roth IRA contract to a Roth IRA contract) except for a SEP, SARSEP or SIMPLE IRA for which an IRA contract will be purchased. We also offer direct rollovers to IRAs for TSA contracts. We require a minimum initial contribution of $50,000 for you to purchase a contract. Initial contributions will not be accepted after December 31, 2016. Any additional contributions must also be a transfer of the total cash value of an EQUI-VEST(R) traditional IRA, Roth IRA, NQ, or TSA or the same IRA and NQ contract types offered in EQUI-VEST(R) Express/SM/ that you own to a contract of the same type (under which withdrawal charges no longer apply). Additional contributions may be made until the earlier of December 31, 2016 or the annuitant attains age 86 (See "Guaranteed withdrawal benefit for life ("GWLB")" later in the this prospectus for a discussion of limits on additional contributions when you elect that benefit.). Ongoing contributions are not permitted. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the age requirements shown in the table.


..   Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and
    (ii) discontinue acceptance of additional contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

In order to purchase an EQUI-VEST(R) At Retirement/SM/ contract, you must select at least one of the optional benefits available under EQUI-VEST(R) At Retirement/SM/. However, the standard death benefit can only be elected if GMIB is elected.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE ANNUITANT IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE
CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR OWNER AND
 CONTRACT TYPE   ANNUITANT AGES           SOURCE OF CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
NQ/(1)/              55 through 85        Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM /NQ contract
---------------------------------------------------------------------------------------------------------------------
IRA                  55 through 85        Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM /IRA
                                          (including QP IRA), SEP, SARSEP or SIMPLE IRA contract
---------------------------------------------------------------------------------------------------------------------
Roth IRA             55 through 85        Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM /Roth
                                          IRA contract
---------------------------------------------------------------------------------------------------------------------
TSA/(2)/             55 through 85        Transfer from an existing EQUI-VEST(R) TSA contract (employer or plan approval required. Contract must continue to be part of a 403(b) plan)
---------------------------------------------------------------------------------------------------------------------


(1)For NQ, both Owner(s) and Annuitant must meet issue age requirements. If there are more than 2 owners on the existing EQUI-VEST(R) contract, a change of owner form must be completed so that there are only 2 owners before the transfer to an EQUI-VEST(R) At Retirement/SM/ contract is requested. Joint owners are available for NQ contracts only.
(2)The following applies only to TSA contracts: EQUI-VEST(R) At Retirement/SM/ TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement/SM/ TSA (or which were transferred to EQUI-VEST(R) At Retirement/SM/ TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement/SM/ IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement/SM/ TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under all IRA and TSA contracts, the owner and annuitant must be the same individual. Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners. For NQ contracts, we limit ownership to two joint owners. Only natural persons can be joint owners. Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

For the Spousal continuation feature to apply, the spouses must either be joint owners or for Single life contracts, the surviving spouse must be the sole primary beneficiary. If your EQUI-VEST(R) NQ contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement/SM/ contract such joint owner will automatically become the successor owner under the EQUI-VEST(R) At Retirement/SM/ contract. If there is a successor owner named on your EQUI-VEST(R) NQ contract, it will not automatically carry over to the EQUI-VEST(R) At Retirement/SM/ contract because successor owner (without rights) will not be available.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

Certain benefits under your contract, as described later in this prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If GWBL is elected, the term owner is intended to be references to annuitant if the contract has a non-natural owner.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as indicated for TSA contracts below, contributions to your EQUI-VEST(R) at Retirement/SM/ contract can only be made through a direct transfer from an EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ contract that you own to the same type of contract. That is, a traditional IRA must be transferred to a traditional IRA; a Roth IRA must be transferred to a Roth IRA; an NQ contract must be exchanged for another NQ contract with the same owner(s) and annuitant. In the case of a SEP, SARSEP or SIMPLE IRA, a traditional IRA will be purchased.

The following applies only to TSA contracts: EQUI-VEST(R) At Retirement/SM/ is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. A direct TSA to TSA contract transfer (whether a contract exchange under the same 403(b) plan or a 403(b) plan to another 403(b) plan direct transfer) may still be made from an EQUI-VEST(R) TSA contract, but only with employer or plan approval and only if the contract continues to be part of a 403(b) plan. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement/SM/ TSA (or which were transferred to EQUI-VEST(R) At Retirement/SM/ TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement/SM/ IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement/SM/ TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the variable investment options. Certain investment options may not be available in all states. See Appendix V for more information.

Certain variable investment options may not be available, depending on when you purchased your contract. (See the front cover of this prospectus for a full list of which variable investment options are available under your contract.)

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect or to close a variable investment option to new contributions or transfers.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUST


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"). The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option

                        CONTRACT FEATURES AND BENEFITS
utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


----------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST --                                                            INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME        OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
AXA BALANCED           Seeks long-term capital appreciation and current income.  .   AXA Equitable Funds        (check mark)
   STRATEGY/(1)/                                                                     Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Seeks current income and growth of capital, with a        .   AXA Equitable Funds        (check mark)
  GROWTH               greater emphasis on current income.                           Management Group, LLC
  STRATEGY/(1)/
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Seeks a high level of current income.                     .   AXA Equitable Funds        (check mark)
  STRATEGY/(1)/                                                                      Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------

(1)If you purchased your contract before approximately July 20, 2009, these variable investment options are not available to you. Please see the current supplement to your prospectus, which describes the variable investment options that are available to you.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUST CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We assign an interest rate each month to amounts allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but do not reflect the deduction of any optional benefit charges.

See Appendix V later in this prospectus for state availability.


Depending on the year and state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2016 ranges from 1.00% to 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this prospectus for restrictions on transfers to and from the guaranteed interest option.

If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the guaranteed interest rate option. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" later in this prospectus.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to a fixed maturity option will effectively reduce the growth rate of your guaranteed benefits because the roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to a fixed maturity rate option. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" later in this prospectus.

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value.

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another

                        CONTRACT FEATURES AND BENEFITS
investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More Information" later in this prospectus. We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option and fixed maturity options (subject to restrictions in certain states -- see Appendix V later in this prospectus for state variations). Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations or terminate transfers to any variable investment option. If an owner or annuitant is age 76 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Only one amount may be allocated to any one fixed maturity option. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL Enhanced death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section. The standard death benefit can only be selected with GMIB. Any of the enhanced death benefits can be selected by themselves or with GMIB.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT.

Your benefit base is equal to:

..   your initial contribution and any additional contributions to the contract;
    less

..   a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

6% ROLL-UP TO AGE 85

(USED FOR THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to:

..   your initial contribution and any additional contributions to the contract;
    plus

                        CONTRACT FEATURES AND BENEFITS

..   daily roll-up; less

..   a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus.

The effective annual roll-up rate credited to this benefit base is 6% with respect to the variable investment options. The effective annual roll-up rate may be 4% in some states. Please see Appendix V to see what applies in your state.

If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" later in this prospectus.

The effective annual roll-up rate with respect to the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable) is 3%.

The benefit base stops rolling up after the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85

(USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, AND THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to the greater of either:

..   your initial contribution to the contract (plus any additional contributions),

                                     -or-

..   your highest account value on any contract anniversary up to the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent ratchet occurred,

                                    -less-

..   a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

For contracts with non-natural owners, the last contract anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT

Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET

If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or on any later contract date anniversary until age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues this contract, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset; you may not exercise until the tenth contract date anniversary following the date of the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information regarding the 10 year waiting period. Please note that resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, although there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this prospectus. Also, owners of IRA and TSA contracts whose lifetime required minimum distributions must begin before the end of the new exercise waiting period should consider carefully before resetting their rollup benefit base. If the required minimum distributions exceed 6% of the reset benefit base, they would cause a pro rata reduction in the benefit base. On the other hand, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions actually exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed in "Accessing your money" later in this prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of

                        CONTRACT FEATURES AND BENEFITS
annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

The Guaranteed minimum income benefit is available if the owner is age 55 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you elect the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If the owner was older than age 60 at the time an IRA or TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age as follows:

--------------------------------------------------------------------------------
                               LEVEL PAYMENTS
--------------------------------------------------------------------------------
                                          PERIOD CERTAIN YEARS
                           ---------------------------------------------------
        OWNER'S
    AGE AT EXERCISE                  IRAS                        NQ
--------------------------------------------------------------------------------
     75 and younger                   10                         10
--------------------------------------------------------------------------------
           76                         9                          10
--------------------------------------------------------------------------------
           77                         8                          10
--------------------------------------------------------------------------------
           78                         7                          10
--------------------------------------------------------------------------------
           79                         7                          10
--------------------------------------------------------------------------------
           80                         7                          10
--------------------------------------------------------------------------------
           81                         7                          9
--------------------------------------------------------------------------------
           82                         7                          8
--------------------------------------------------------------------------------
           83                         7                          7
--------------------------------------------------------------------------------
           84                         6                          6
--------------------------------------------------------------------------------
           85                         5                          5
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this prospectus.

--------------------------------------------------------------------------------
THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

..   You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

                        CONTRACT FEATURES AND BENEFITS

The no lapse guarantee will terminate under the following circumstances:

..   If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

..   If your aggregate withdrawals during any contract year exceed 6% of the
    Roll-Up benefit base (as of the beginning of the contract year) or in the first contract year, all contributions received in the first 90 days;

..   Upon the owner (or older joint owner, if applicable) reaching age 85.


Please note that if you participate in our RMD automatic withdrawal option, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals or loans under TSA contracts, and assuming there were no allocations to the guaranteed interest option, the fixed maturity options or the loan reserve account.

           ----------------------------------------------------------
                                       GUARANTEED MINIMUM INCOME
               CONTRACT DATE        BENEFIT -- ANNUAL INCOME PAYABLE
           ANNIVERSARY AT EXERCISE             FOR LIFE
           ----------------------------------------------------------
                     10                         $11,891
           ----------------------------------------------------------
                     15                         $18,597
           ----------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Withdrawing your account value" in "Accessing your money" later in this prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES

You are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i)the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii)if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii)for EQUI-VEST(R) At Retirement/SM/ TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll-over of the TSA contract to an EQUI-VEST(R) At Retirement/SM/ IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(iv)if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the date of the reset. Please note that resetting your Roll-Up benefit base will lengthen the waiting period;


(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;


(vi)if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the older owner's age; and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

                        CONTRACT FEATURES AND BENEFITS

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions adjusted for any withdrawals. The standard death benefit, available at no additional charge, may be elected only in conjunction with the Guaranteed minimum income benefit. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

For an additional charge, you may elect one of the enhanced death benefits. If you elect one of the enhanced death benefits, (not including the GWBL Enhanced death benefit) the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals, whichever provides the higher amount. See "Payment of death benefit" later in this prospectus for more information.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this prospectus for more information.

Any of the enhanced death benefits can be elected by themselves or with the Guaranteed minimum income benefit. The standard death benefit may only be elected with the Guaranteed minimum income benefit.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 55 THROUGH 75 AT ISSUE. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix V later in this prospectus for state availability of these benefits):

..   ANNUAL RATCHET TO AGE 85.

..   THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit " in "Accessing your money" later in this prospectus for more information on these guaranteed benefits.

See Appendix III later in this prospectus for an example of how we calculate an enhanced death benefit.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this prospectus. Your investment options will be limited to the guaranteed interest option and the variable investment options.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant, for non-natural owners).

The successor owner must be the owner's spouse. If your EQUI-VEST(R) contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement/SM/ contract, such joint owner will automatically become the successor owner under the EQUI-VEST(R) At Retirement/SM/ contract. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

Joint life TSA contracts are not permitted. For NQ contracts with two owners, the GWBL benefit cannot be elected if the owners are not spouses.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this prospectus for a description of the charge.

You should not purchase this benefit if:

..   You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

..   You are interested in long term accumulation rather than taking withdrawals; or

..   You plan to use it for withdrawals prior to age 59 1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this prospectus.


For traditional IRAs and TSA contracts, you may take your lifetime required minimum distributions without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

                        CONTRACT FEATURES AND BENEFITS

GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

..   Your GWBL benefit base increases by the dollar amount of any additional contributions.

..   Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

..   Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age at the time of the first withdrawal. For IRA and TSA contracts, if you have to take a required minimum distribution and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


---------------------------------------------------------------
 AGE                                     APPLICABLE PERCENTAGE
---------------------------------------------------------------
55-64                                    4.0%
---------------------------------------------------------------
65-74                                    5.0%
---------------------------------------------------------------
75-84                                    6.0%
---------------------------------------------------------------
85 and older                             7.0%
---------------------------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any additional contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Additional contributions". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

..   The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

..   The Guaranteed annual withdrawal amount is recalculated to equal the
    Applicable percentage currently in effect, multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this prospectus.


In general, if you purchase this contract as a traditional IRA or TSA and participate in our RMD automatic withdrawal option, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus. Loans are not available under TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the

                        CONTRACT FEATURES AND BENEFITS
contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this prospectus.

5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any additional contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

ADDITIONAL CONTRIBUTIONS

If you elect GWBL, additional contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the dollar amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 55-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 55-75.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

..   Your GWBL Enhanced death benefit base increases by the dollar amount of any additional contribution;

..   Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

..   Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

..   Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

If you elect either the GWBL Standard death benefit or the GWBL Enhanced death benefit, the death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals), whichever provides a higher amount.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits.

If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

..   Your EQUI-VEST(R) At Retirement/SM/ contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the EQUI-VEST(R) At Retirement/SM/ contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant will be the same as under your EQUI-VEST(R) At Retirement/SM/ contract.

..   No additional contributions will be permitted.

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or in unscheduled lump sums, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

                        CONTRACT FEATURES AND BENEFITS

..   Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

..   The charge for the Guaranteed withdrawal benefit for life and the GWBL
    Enhanced death benefit will no longer apply.

..   If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   This benefit may be of limited usefulness to you if you do not intend to take any withdrawals.

..   Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

..   Withdrawals are not considered annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age
    59 1/2. See "Tax information" later in this prospectus.

..   All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

..   If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

..   The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

..   If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

..   If you transfer ownership of this contract, you terminate the GWBL benefit.

..   Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.


..   For IRA and TSA contracts, if you have to take a required minimum distribution and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


..   If you elect GWBL on a joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund or reinstate your original EQUI-VEST(R) contract. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Under TSA contracts, your refund will be less any amounts in the loan reserve account. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

                        CONTRACT FEATURES AND BENEFITS

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract.

If you cancel your EQUI-VEST(R) At Retirement/SM/ contract during the free look period and choose to reinstate your EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ contract, the death benefit under your EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ contract will be restored to its value before the transfer to the EQUI-VEST(R) At Retirement/SM/ contract occurred. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

Our processing office, or your financial professional, can provide you with the cancellation instructions.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applicable to TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of optional benefit charges; and (ii) the amount of any outstanding loan plus accrued interest (applicable to TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)mortality and expense;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal;

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv)increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit and/or Guaranteed withdrawal benefit for life charges, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix V later in this prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this prospectus for information on this feature.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this prospectus.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   If an owner or annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less.

..   We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

..   If you already have an amount in a fixed maturity option, you may not add additional amounts to that same option.

..   If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

In addition, we reserve the right to restrict transfers into and among variable investment options including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Dollar Cost Averaging" below in this section) in any contract year is the greatest of:

(a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b)the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts or percentages of your current account value to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under ''6% Roll-Up to age 85 (Used for the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)'' earlier in the Prospectus, the higher roll-up rate (6%, or 4% in Washington) applies with respect to most investment options, but a lower roll-up rate (3%) applies with respect to the fixed maturity options and the guaranteed interest option and the loan reserve account under TSA (the ''lower roll-up rate options''). The other investment options, to which the higher rate applies, are referred to as the ''higher roll-up rate options'". For more information about the roll-up rate applicable in Washington, see Appendix V.

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 6% and the other portion that is rolling up at 3%. If you transfer account value from a 6% to a 3% option, all or a portion of your benefit base will transfer from the 6% benefit base segment to the 3% benefit base segment. Similarly, if you transfer account value from a 3% option to a 6% option, all or a portion of your benefit base will transfer from the 3% segment to the 6% segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 6% roll-up rate that is being transferred to an investment option with a 3% roll-up (or vice versa) and transfer the same percentage of the Roll-Up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-Up benefit base segments is generally not the same as the dollar amount of the account value transfer.

..   For example, if your account value is $30,000 and has always been invested in a 6% investment options, and your benefit base is $40,000 and is all rolling up at 6%, and you transfer

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

   50% of your account value ($15,000) to the guaranteed investment option (a 3% investment option), then we will transfer 50% of your benefit base ($20,000) from the 6% benefit base segment to the 3% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 6% and $20,000 will roll-up at 3%. In this example, the amount of your Roll-Up benefit base rolling up at 3% is more than the dollar amount of your transfer to a 3% investment option.

..   For an additional example, if your account value is $40,000 and has always been invested in 3% investment options, and your benefit base is $30,000 and is all rolling up at 3%, and you transfer 50% of your account value ($20,000) to a 6% investment option, then we will transfer 50% of your benefit base ($15,000) from the 3% benefit base segment to the 6% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 6% and $15,000 will roll-up at 3%. In this example, the dollar amount of your benefit base rolling up at 6% is less than the dollar amount of your transfer to a 6% investment option.

If you elected a guaranteed death benefit that is available with a 3% Roll-Up benefit base only, your benefit base will not be impacted by transfers among investment options.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Advisors Trust (the "trust"). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

It is possible that the trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trust had not implemented such a fee. If a redemption fee is implemented by the trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trust will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option under a dollar cost averaging program.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

For information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" under "Contract features and benefits" earlier in this prospectus.

INVESTMENT SIMPLIFIER

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. Election of either option is subject to the 25% allocation restriction into the guaranteed interest option. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers will be made on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option into the variable investment options of your choice. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL

-------------------------------------------------------------
                                                   LIFETIME
                                                   REQUIRED
                                                   MINIMUM
CONTRACT                  PARTIAL    SYSTEMATIC  DISTRIBUTION
-------------------------------------------------------------
NQ                          Yes         Yes          No
-------------------------------------------------------------
IRA                         Yes         Yes          Yes
-------------------------------------------------------------
Roth IRA                    Yes         Yes          No
-------------------------------------------------------------
TSA/(1)/                    Yes/(1)/    Yes/(1)/     Yes/(1)/
-------------------------------------------------------------

(1)Not if a loan is outstanding.

GWBL AUTOMATIC PAYMENT PLANS
(FOR CONTRACTS WITH GWBL ONLY)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract anniversaries with any Annual ratchet or a 5% deferral bonus.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with the Annual ratchet or a 5% deferral bonus. If you would like to increase your payments, you must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

We do not anticipate that Guaranteed annual withdrawals made under the GWBL maximum or customized payment plan will qualify for an age 59 1/2 penalty tax exception. See "Early distribution penalty tax" in "Tax Information" later in this prospectus.

PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time (unless you have a TSA contract that has an outstanding loan). The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment amount in any contract year and cause an Excess withdrawal. As discussed earlier in this prospectus, Excess withdrawals may significantly reduce the value of the GWBL benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT CONTRACTS WITH GWBL)

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis (unless you have a TSA contract that has an outstanding loan). The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

                             ACCESSING YOUR MONEY

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

You may elect to take systematic withdrawals at any time. If you own a TSA contract, you may not elect systematic withdrawals if you have a loan outstanding.

Systematic withdrawals are not available if you have elected the Guaranteed withdrawal benefit for life.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(IRA and TSA contracts only -- See "Tax information" later in this prospectus)


We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet required minimum distributions will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this prospectus.


You may elect this option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300 or your account value, whichever is less. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
FOR IRA AND TSA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

Under TSA contracts, you may not elect our RMD automatic withdrawal option if a loan is outstanding.


FOR CONTRACTS WITH GWBL. Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through November 30th. Any RMD payment we make to you under our RMD automatic withdrawal option will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our RMD automatic withdrawal option causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of IRA and TSA contracts generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must

                             ACCESSING YOUR MONEY
begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset" in "Contract features and benefits" earlier in this prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to withdrawals from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE


If you are receiving required minimum distribution payments from an IRA or TSA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA or IRA contract directly into an existing EQUI-VEST(R) or EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

In general, withdrawals (including required minimum distributions) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

With respect to the Guaranteed minimum income benefit and the greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including required minimum distributions) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

If you elected a guaranteed benefit that provides a 6% roll-up, all or a portion of your Roll-Up to age 85 benefit base may be rolling up at 3%, if all or a portion of your account value is currently or was previously allocated to one or more investment options to which a 3% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-Up to age 85 benefit base, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" earlier in this Prospectus and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" earlier in this prospectus.

HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT


Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life" ("GWBL") in "Contract features and benefits" earlier in this prospectus.


Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar for dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar-for-dollar by each payment. You are guaranteed to receive the minimum death benefit. If you or a successor owner (if applicable) die prior to receiving that amount, any remaining minimum death benefit will be paid to your beneficiary.

WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if the account value is less than $500, or if you make a withdrawal that would result in a cash value of less

                             ACCESSING YOUR MONEY
than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

LOANS UNDER TSA CONTRACTS

As a result of federal tax law changes beginning in 2007, loans are not available under an EQUIVEST(R) At Retirement/SM/ TSA contract without employer or plan administrator approval. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.


If loans are available: You should read the terms and conditions on our loan request form carefully before taking out a loan. Your contract contains further details of the loan provision. We will not permit you to take a loan while you are enrolled in our "required minimum distribution automatic withdrawal option." We may also restrict the availability of loans if you have not fully repaid the entire outstanding balance of any prior loan.


If you exercise the GMIB option, any outstanding loan amount must be repaid or the loan will be defaulted.

We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.

A loan with respect to an EQUI-VEST(R) At Retirement/SM/ TSA contract, will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due.

Loans under TSA contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial and may result in severe restrictions on your ability to borrow amounts. Please see Appendix V later in this prospectus for any state restrictions you may be subject to if you take a loan from a TSA contract. Also, see "Tax information" later in this prospectus for general rules applicable to loans.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (i) the loan amount, which will earn interest at the "loan reserve account rate" during the loan term, and
(ii) 10% of the loan amount, which will earn interest at the guaranteed interest rate. You may not make any withdrawals or transfers among investment options or any other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%.

If you elected a guaranteed benefit that provides a 6% roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-Up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the loan reserve account. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" and "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" in "Transferring your money among investment options" earlier in this prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

                             ACCESSING YOUR MONEY

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) At Retirement/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) At Retirement/SM/ contract, all its benefits terminate and will be converted to a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) At Retirement/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) At Retirement/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix V later in this prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus for further information.

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
---------------------------------------------------------------------------------
Variable Immediate Annuity payout        .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period certain
---------------------------------------------------------------------------------
Income Manager/SM /payout options        .   Life annuity with period certain
  (available for owners and annuitants   .   Period certain annuity
  age 83 or less at contract issue) (as
  described in a separate prospectus
  for this option)
---------------------------------------------------------------------------------


..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.


..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

                             ACCESSING YOUR MONEY

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER/SM/ PAYOUT OPTIONS

The Income Manager/SM/ payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager/SM/ payout annuity contract. You may request an illustration of the Income Manager/SM/ payout annuity contract from your financial professional. Income Manager/SM/ payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager/SM/ payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager/SM/ payout options provide guaranteed level payments. The Income Manager/SM/ (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only).

For TSA contracts, if you want to elect an Income Manager/SM/ payout option, we will first roll over amounts in such contract to an IRA contract.

You may choose to apply only part of the account value of your EQUI-VEST(R) At Retirement/SM/ contract to an Income Manager/SM/ payout annuity. In this case, we will consider any amounts applied as a withdrawal from your EQUI-VEST(R) At Retirement/SM/. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.

The Income Manager/SM/ payout options are not available in all states.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the EQUI-VEST(R) At Retirement/SM/ contract date. Except with respect to the Income Manager/SM/ annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will decrease if you increase the duration or frequency of a non-life contingent annuity or the certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

We will send you a notice with your contract statement one year prior to your maturity date. If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager/SM/ payout option is chosen. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is based on the age of the annuitant at contract issue and cannot be changed other than in conformance with applicable law. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

Please see Appendix V later in this prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:


..   A mortality and expense risks charge.

..   An administrative charge.

..   A distribution charge.


We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; and the Guaranteed withdrawal benefit for life.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. A variable immediate annuity administrative fee may also apply.

..   Charges for certain optional special services.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

There is no annual administrative charge for your EQUI-VEST(R) At
Retirement/SM/ contract.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

                             CHARGES AND EXPENSES

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this prospectus.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract anniversary. If the single life option is in effect, the charge is equal to 0.60%. If the Joint Life option is in effect, the charge is equal to 0.75%. We will deduct this charge from your value in the variable investment options in which you are invested and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an annual ratchet. The maximum charge for the single life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUST DEDUCTS

The Trust deducts charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trust.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

                             CHARGES AND EXPENSES

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under NQ jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date your spouse's contract is issued or, if greater, the applicable Guaranteed minimum death benefit as of the date of your death. We determine the amount of the death benefit other than the applicable Guaranteed minimum death benefit as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

EFFECT OF THE OWNER'S DEATH

In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. If the NQ contract is jointly owned, the death benefit is payable upon the death of the older owner. If the NQ contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For IRA and NQ Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For NQ contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, as discussed below. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. For NQ contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation."

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION (NQ ONLY)

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit, if applicable, will continue without change. If

                           PAYMENT OF DEATH BENEFIT
the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. No subsequent contributions will be permitted.

SPOUSAL CONTINUATION (IRA AND NQ ONLY)

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own an NQ contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

..   As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

   -- If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

   -- For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

..   The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit option will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you elect GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. No subsequent contributions will be permitted. If you elect GWBL on a Single life basis, the benefit and charge will terminate.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed minimum death benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

..   If you elect GWBL, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA, TSA and NQ contracts. Please speak with your financial professional or see Appendix V later in this prospectus for further information.

For Joint life contracts with GWBL, beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, ROTH IRA AND TSA CONTRACTS ONLY.

The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

                           PAYMENT OF DEATH BENEFIT

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA and TSA contracts, if you die before your Required Beginning Date for required minimum distributions, as discussed later in this prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option for traditional IRA, Roth IRA, and TSA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

..   Loans will no longer be available for TSA contracts.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if

                           PAYMENT OF DEATH BENEFIT
   your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

If the deceased is the younger non-spousal joint owner:

..   The annuity account value will not be reset to the death benefit amount.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) At Retirement/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, the amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST/SM/ At Retirement/SM/'s choice of death benefits, the Guaranteed withdrawal for life benefit, the Guaranteed minimum income benefit, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

                                TAX INFORMATION

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS

Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

The sole way to purchase an EQUI-VEST(R) At Retirement/SM/ NQ contract is through a transfer of funds from the original EQUI-VEST(R) contract which is the source contract. Normally, exchanges of contracts are taxable events. The transfer will be a tax deferred exchange under Section 1035 of the Internal Revenue Code if:

..   The contract that is the source of the funds you are using to purchase the
    NQ contract is another nonqualified deferred annuity contract.

..   The owner and the annuitant are the same under the original EQUI-VEST(R)
    contract and the EQUI-VEST(R) At Retirement/SM/ NQ contract.

The tax basis, also referred to as your investment in the contract, of the original EQUI-VEST(R) contract carries over to the EQUI-VEST(R) At Retirement/SM/ NQ contract.

1035 EXCHANGES

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract such as the EQUI-VEST(R) At Retirement/SM/ NQ contract to:

..   another nonqualified deferred annuity contract; or

..   a "qualified long-term care contract" meeting all specified requirements under the Code; or

..   an annuity contract with a "qualified long-term care contract" feature
    (sometimes referred to as a "combination annuity" contract).

An exchange to another contract will terminate any guaranteed benefits under the contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

                                TAX INFORMATION

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Partial 1035 exchanges are not available to purchase an EQUI-VEST(R) At Retirement/SM/ contract.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments for your life
    (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly; and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets funding the account typically include mutual funds and/or individual stocks and/or securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

                                TAX INFORMATION

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)") These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS to approve the respective forms of the EQUI-VEST(R) At Retirement/SM/ traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the EQUI-VEST(R) At Retirement/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this prospectus. If you cancel a traditional IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

This IRA may be funded through direct transfer of funds only and not through regular or rollover contributions.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of excess contributions, under technical income tax rules; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

ROLLOVERS TO ELIGIBLE RETIREMENT PLANS

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the

                                TAX INFORMATION
plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a roll-over.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. Please see your tax adviser for more information.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY


Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "required minimum distribution automatic withdrawal options." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our

                                TAX INFORMATION
records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

SPOUSAL CONTINUATION

If the contract is continued under spousal continuation then the required minimum distribution rules are applied as if your surviving spouse is the contract owner..

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

                                TAX INFORMATION

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) At Retirement/SM/ Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Generally, individuals may make four different types of contributions to purchase a Roth IRA or as later additions to an existing Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements; or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

This Roth IRA may be funded only through direct transfer of funds and not through regular Roth IRA contributions or rollover contributions. Also, if the funds are originally in a traditional IRA, you must convert to Roth IRA in your original EQUI-VEST(R) contract before you apply the funds to an EQUI-VEST(R) At Retirement/SM/ contract.

RECHARACTERIZATIONS

Generally, you may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution. Any recharacterization of a Roth IRA contribution to a traditional IRA contribution, if available, must be done in the original EQUI-VEST(R) Roth IRA contract and not in the EQUI-VEST(R) At Retirement/SM/ contract.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

You may roll over amounts from one Roth IRA to another Roth IRA if you complete the transaction within 60 days of when you receive the funds. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

                                TAX INFORMATION

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of this prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)". If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

--------------------------------------------------------------------------------
THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS PLAN PARTICIPATION STATUS AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules apply beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

ALTHOUGH IT IS NOT CLEAR UNDER THE 2007 REGULATIONS, IT APPEARS THAT
(I) ANNUITY CONTRACTS ISSUED TO EMPLOYEES TERMINATING EMPLOYMENT OR RETIRING FROM SERVICE WITH THE EMPLOYER WHICH PROVIDED THE FUNDS MAY NOT BE CONSIDERED AS 403(B) ANNUITY

                                TAX INFORMATION

CONTRACTS IF NO LONGER PART OF THE EMPLOYER'S PLAN, OR (II) EVEN IF SUCH CONTRACTS RETAIN 403(B) STATUS (SO THAT AMOUNTS CAN BE ROLLED OVER INTO ANOTHER ELIGIBLE RETIREMENT PLAN WHICH AGREES TO ACCEPT THE FUNDS), TRANSACTIONS MAY BE LIMITED. FOR THIS REASON YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD PURCHASE AN EQUI-VEST(R) AT RETIREMENT/SM/ TSA CONTRACT OR RETAIN A PREVIOUSLY-PURCHASED CONTRACT, OR INSTEAD ROLL IT OVER INTO ANOTHER ELIGIBLE RETIREMENT PLAN WHICH WILL ACCEPT THE FUNDS, SUCH AS A TRADITIONAL IRA.


LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE EQUI-VEST(R) AT RETIREMENT/SM/ TSA CONTRACT

Because the EQUI-VEST(R) At Retirement/SM/ TSA contract (i) was designed to be purchased through an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another and (ii) does not accept employer-remitted contributions, contributions to an EQUI-VEST(R) At Retirement/SM/ TSA contract are extremely limited as described below. EQUI-VEST(R) At Retirement/SM/ TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

DIRECT TRANSFER CONTRIBUTIONS

A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as discussed above.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL. Certain amounts under a 403(b) TSA contract may be restricted from withdrawal but these restrictions do not apply after severance from employment with the employer who provided the funds to purchase the contract. The EQUI-VEST(R) At Retirement/SM/ TSA contract is available for purchase only to TSA participants who are no longer employed with the employer who provided the funds for the purchase of the original EQUI-VEST(R) TSA contract. Prior to the 2007 Regulations, restrictions on distributions which generally apply to certain amounts in TSAs did not apply to loans, withdrawals or other payments for such severed-from-employment individuals. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. It is not clear how the 2007 Regulations affect post-separation from service contract withdrawals from the EQUI-VEST(R) At Retirement/SM/ TSA. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. (For example, there is a limited exclusion from gross income for

                                TAX INFORMATION
distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer 403(b) plans.) Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable. EQUI-VEST(R) At Retirement/SM/ TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus, as well as other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

You may take loans from a TSA unless you have elected GWBL. However, particularly if you have recently been severed from employment, you may need to consult with your former employer concerning loan balance history in order to take a loan from the EQUI-VEST(R) At Retirement/SM/ TSA contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan, including unpaid interest, is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:



..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) At Retirement/SM/ TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed with respect to an EQUI-VEST(R) At Retirement/SM/ contract and not repaid may be treated as a distribution if:

..   the loan does not qualify under the conditions above; or

..   the participant fails to repay the interest or principal when due.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified

                                TAX INFORMATION
plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.


After 2015, eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs.


Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70 1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70 1/2, as follows:

..   For 403(b) plan participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement. (This exception is unlikely to apply as severance from employment from the employer who provided the funds to purchase the original EQUI-VEST(R) TSA contract is a condition for purchasing the EQUI-VEST(R) At Retirement/SM/ TSA contract.)

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age
    70 1/2. We will know whether or not you qualify for this exception because it applies only to people who purchase their EQUI-VEST(R) At Retirement/SM/ TSA contract by direct transfers. The information we have from your original EQUI-VEST(R) contract carries over.

SPOUSAL CONSENT RULES

If your original EQUI-VEST(R) TSA is subject to ERISA, your purchase of EQUI-VEST(R) At Retirement/SM/ TSA contract is subject to prior spousal consent. Your spouse must sign the Conversion Acknowledgment Form. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless

                                TAX INFORMATION
you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

If a non-periodic distribution from a TSA is not an eligible rollover distribution then the 10% withholding rate also applies.

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" earlier in this prospectus. No election out of withholding is permitted. An eligible rollover distribution from a TSA can be rolled over to another eligible retirement plan, including an IRA.

All distributions from a TSA are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are required minimum distributions after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the plan participant's life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and your designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUST

The Trust is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. The Trust issues different shares relating to each portfolio.

The Board of Trustees of the Trust serves for the benefit of the Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for the Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained from TOPS or Online Account Access or your financial professional.


The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:



-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 16, 2016  MATURITY VALUE
-------------------------------------------------------
      2016            3.00%/(1)/      $99.03
-------------------------------------------------------
      2017            3.00%/(1)/      $96.15
-------------------------------------------------------
      2018            3.00%/(1)/      $93.35
-------------------------------------------------------

                               MORE INFORMATION

-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 16, 2016  MATURITY VALUE
-------------------------------------------------------
      2019            3.00%/(1)/      $90.63
-------------------------------------------------------
      2020            3.00%/(1)/      $87.98
-------------------------------------------------------
      2021            3.00%/(1)/      $85.42
-------------------------------------------------------
      2022            3.00%/(1)/      $82.93
-------------------------------------------------------
      2023            3.00%/(1)/      $80.52
-------------------------------------------------------
      2024            3.00%/(1)/      $78.16
-------------------------------------------------------
      2025              3.05%         $75.55
-------------------------------------------------------



(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business

                               MORE INFORMATION
expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


   -- on a non-business day;


   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   A loan request under your TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trust we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent public accounting firms selected for the
    Trust; or

..   any other matters described in the prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

                               MORE INFORMATION

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.


The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to the separate account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit and/or GWBL ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the

                               MORE INFORMATION
owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information. See Appendix V later in this prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of IRA or TSA contracts except by surrender to us. Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation. Loans are generally available under a TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your IRA or TSA contract to another similar arrangement under federal income tax rules.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by AXA Advisors. AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 0.10% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following table shows the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                            $110.42 $119.94 $115.55 $123.78 $138.86 $143.08 $140.31
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38     139     238     330     440     489     530
------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                            $109.22 $117.67 $114.53 $121.18 $132.18 $135.44 $133.06
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      20      34      53      57      57      52
------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------
   Unit value                            $105.43 $111.64 $110.98 $114.45 $117.91 $119.41 $117.66
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      10      18      23      24      24      24
------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2016 to a fixed maturity option with a maturity date of June 15, 2024 (eight years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2020./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2020
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2020 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2020 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $136,886               where j is either 2% or 6%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:
Maturity value        =               $136,886
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365) /= ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options with no allocation to the guaranteed interest option or the fixed maturity options, no subsequent contributions, no transfers, no withdrawals and no loans under a TSA contract, the enhanced death benefit for an owner age 55 would be calculated as follows:

--------------------------------------------------------------------------------------------------
                                     6% ROLL-UP TO AGE 85  ANNUAL RATCHET TO AGE 85     GWBL
END OF CONTRACT YEAR  ACCOUNT VALUE     BENEFIT BASE            BENEFIT BASE         BENEFIT BASE
--------------------------------------------------------------------------------------------------
         1              105,000            106,000                 105,000             105,000
--------------------------------------------------------------------------------------------------
         2              115,500            112,360                 115,500             115,500
--------------------------------------------------------------------------------------------------
         3              129,360            119,102                 129,360             129,360
--------------------------------------------------------------------------------------------------
         4              103,488            126,248                 129,360             135,828
--------------------------------------------------------------------------------------------------
         5              113,837            133,823                 129,360             142,296
--------------------------------------------------------------------------------------------------
         6              127,497            141,852                 129,360             148,764
--------------------------------------------------------------------------------------------------
         7              127,497            150,363                 129,360             155,232
--------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

ANNUAL RATCHET TO AGE 85

(1)At the end of contract years 1 through 3, the death benefit is the current account value.

(2)At the end of contract years 4 through 7, the death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.

GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85./(1)/

GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


-------------
(1)At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.

                                     III-1

                 APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.33)%, 3.67% for the EQUI-VEST(R) At Retirement/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.68% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT



                                             GREATER OF 6% ROLL-UP
                                             TO AGE 85 OR THE                          LIFETIME ANNUAL    LIFETIME ANNUAL
                                             ANNUAL RATCHET                            GUARANTEED MINIMUM GUARANTEED MINIMUM
    CONTRACT                                 TO AGE 85 GUARANTEED                      INCOME BENEFIT     INCOME BENEFIT
AGE   YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT TOTAL DEATH BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
-----------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%      6%      0%         6%         0%        6%        0%        6%       0%        6%
-----------------------------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 100,000 100,000 100,000    100,000    100,000   100,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
61      1     96,345 102,345  96,345 102,345 106,000    106,000    106,000   106,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
62      2     92,696 104,697  92,696 104,697 112,360    112,360    112,360   112,360      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
63      3     89,047 107,050  89,047 107,050 119,102    119,102    119,102   119,102      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
64      4     85,394 109,401  85,394 109,401 126,248    126,248    126,248   126,248      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
65      5     81,732 111,743  81,732 111,743 133,823    133,823    133,823   133,823      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
66      6     78,054 114,071  78,054 114,071 141,852    141,852    141,852   141,852      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
67      7     74,356 116,378  74,356 116,378 150,363    150,363    150,363   150,363      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
68      8     70,631 118,656  70,631 118,656 159,385    159,385    159,385   159,385      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
69      9     66,874 120,899  66,874 120,899 168,948    168,948    168,948   168,948      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
70     10     63,077 123,098  63,077 123,098 179,085    179,085    179,085   179,085   10,584    10,584   10,584    10,584
-----------------------------------------------------------------------------------------------------------------------------
75     15     43,261 133,072  43,261 133,072 239,656    239,656    239,656   239,656   15,362    15,362   15,362    15,362
-----------------------------------------------------------------------------------------------------------------------------
80     20     21,318 140,167  21,318 140,167 320,714    320,714    320,714   320,714   21,841    21,841   21,841    21,841
-----------------------------------------------------------------------------------------------------------------------------
85     25          0 142,176       0 142,176       0    429,187          0   429,187   39,700    39,700   39,700    39,700
-----------------------------------------------------------------------------------------------------------------------------
90     30          0 141,385       0 141,385       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
95     35          0 140,438       0 140,438       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------



THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the EQUI-VEST(R) At Retirement/SM/ contract or certain features and/or benefits are either not available as of the date of this prospectus or vary from the contract's features and benefits as previously described in this prospectus.

STATES WHERE CERTAIN EQUI-VEST(R) AT RETIREMENT/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
CALIFORNIA    See "Contract features and        If you reside in the state of
              benefits"--"Your right to cancel  California and you are age 60 within a certain number of days"  and older at the time the contract is issued, you may
                                                return your variable annuity
                                                contract within 30 days from the
                                                date that you receive it and
                                                receive a refund as described
                                                below.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market option (and/or
                                                guaranteed interest option), the
                                                amount of your refund will be
                                                equal to your contribution less
                                                interest, unless you make a
                                                transfer, in which case the
                                                amount of your refund will be
                                                equal to your account value on
                                                the date we receive your request
                                                to cancel at our processing
                                                office. This amount could be
                                                less than your initial
                                                contribution. If you allocate
                                                any portion of your initial
                                                contribution to the variable
                                                investment options (other than
                                                the EQ/Money Market option)
                                                and/or fixed maturity options,
                                                your refund will be equal to
                                                your account value on the date
                                                we receive your request to
                                                cancel at our processing office.
---------------------------------------------------------------------------------
DELAWARE      See "Contract features and        Fixed maturity options are not
              benefits"--"Fixed maturity        available.
              options"
---------------------------------------------------------------------------------
FLORIDA       See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Florida, you may cancel your
              "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                                from the date that you receive
                                                it. You will receive an
                                                unconditional refund equal to
                                                the greater of the cash
                                                sur-render value provided in the
                                                annuity contract, plus any fees
                                                or charges deducted from the
                                                contributions or imposed under
                                                the contract, or a refund of all
                                                contributions paid.
---------------------------------------------------------------------------------
KANSAS        See "Payment of death             The default beneficiary must be
              benefit"--"Your beneficiary and   the owner's estate.
              payment benefit"
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  To exercise this cancellation
              a certain number of days"         right you must mail the
                                                contract, with a signed letter
                                                of instructions electing this
                                                right, to our processing office
                                                within 20 days after you receive
                                                it.
---------------------------------------------------------------------------------
PENNSYLVANIA  See "Contract features and        Fixed maturity options are not
              benefits"--"Fixed maturity        available.
              options"

              See "Accessing your money"--      Taking a loan in excess of the
              "Loans under TSA contracts"       Internal Revenue Code limits may
                                                result in adverse tax
                                                consequences. Please consult
                                                your tax adviser before taking a
                                                loan that exceeds the Internal
                                                Revenue Code limits.
---------------------------------------------------------------------------------

                                      V-1

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified     Income from NQ contracts we
             annuities" under "Tax             issue is U.S. source. A Puerto
             information."                     Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit. We
                                               anticipate requiring owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico that
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income beginning in 2014.
--------------------------------------------------------------------------------
WASHINGTON   See "Contract features and
             benefits"

             .   "Guaranteed interest option"  .   The guaranteed interest
                                                   option is not available.

             .   "Fixed maturity options"      .   Fixed maturity options are
                                                   not available.

             .   "Guaranteed minimum death     .   For the Greater of the
                 benefit and Guaranteed            Annual Ratchet to age 85 or
                 minimum income benefit base"      Roll-Up to age 85 death
                 -- 6% Roll-Up to age 85           benefit, the roll up is 4%
                 (used for the Greater of the      (instead of 6%).
                 6% Roll-Up to age 85 or the
                 Annual Ratchet to age 85
                 enhanced death benefit AND
                 for the Guaranteed minimum
                 income benefit

             .   "Guaranteed minimum death     .   The death benefit reset may
                 benefit/Guaranteed minimum        only occur if the account
                 income benefit roll-up            value on the contract
                 benefit base reset."              anniversary is greater than
                                                   the 6% roll to age 85 GMIB
                                                   benefit base. Both roll-up
                                                   benefit bases get reset to
                                                   the account value. The 4%
                                                   roll-up continues on to age
                                                   85 on the reset death
                                                   benefit.

             See "Accessing your               .   The Income Manager/SM/
             money"--"Your annuity payout          payout annuity is not
             options,""Income Manager/SM/          available.
             payout options"
--------------------------------------------------------------------------------

                                      V-2

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculating unit values                                       2

Custodian and independent registered public accounting firm   2

Distribution of the Contracts                                 2

Financial statements                                          2

HOW TO OBTAIN AN EQUI-VEST/SM/ AT RETIREMENT/SM/ STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) At Retirement/SM/
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) At Retirement/SM/ SAI for SEPARATE
ACCOUNT A dated May 1, 2016.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #792710
                                                 EQUI-VEST(R) At Retirement/SM/

EQUI-VEST(R) At Retirement/SM/

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2016



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information (''SAI'') is not a prospectus. It should be read in conjunction with the related prospectus for EQUIVEST(R) At Retirement/SM/ dated May 1, 2016. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Calculating unit values                            2

             Custodian and independent registered public
               accounting firm                                  2

             Distribution of the contracts                      2

             Financial statements                               2



 EQUI-VEST(R) is a registered service mark and At Retirement/SM/ is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104

  Copyright 2016 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #86344
                                                        EQUI-VEST At Retirement

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATING UNIT VALUES

Unit values are determined at the end of each ''valuation period'' for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the ''net investment factor'' for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $325,380 and $325,380 for each of the years 2015, 2014 and 2013. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356
in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   FSA-3
   Statements of Operations for the Year Ended December 31, 2015......  FSA-46
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014.......................................  FSA-64
   Notes to Financial Statements...................................... FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                  FSA-1  #57957

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                               AMERICAN CENTURY   AMERICAN FUNDS      AXA 400
                              ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R)   MANAGED
                          AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/    VOLATILITY*
                          ------------------ -------------- ------------------ ---------------- ------------------- -----------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value...................     $8,033,867      $52,828,026       $5,511,557       $24,826,475        $24,489,949     $7,382,641
Receivable for shares of
 the Portfolios sold.....             --               --               --                --             38,995         12,752
Receivable for
 policy-related
 transactions............         10,101           25,763            9,937            42,574                 --             --
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total assets..........      8,043,968       52,853,789        5,521,494        24,869,049         24,528,944      7,395,393
                              ----------      -----------       ----------       -----------        -----------     ----------

LIABILITIES:
Payable for shares of
 the Portfolios purchased         10,101           25,763            9,924            42,486                 --             --
Payable for
 policy-related
 transactions............             --               --               --                --             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total liabilities.....         10,101           25,763            9,924            42,486             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
NET ASSETS...............     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

NET ASSETS:
Accumulation unit values.     $8,033,619      $52,827,718       $5,511,570       $24,826,563        $24,490,333     $7,382,273
Retained by AXA
 Equitable in Separate
 Account A...............            248              308               --                --                 --            368
                              ----------      -----------       ----------       -----------        -----------     ----------
TOTAL NET ASSETS.........     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

Investments in shares of
 the Portfolios, at cost.     $8,659,700      $56,832,497       $5,881,460       $24,912,080        $25,393,948     $7,792,199
The Portfolios shares
 held
   Class B...............        723,600        2,954,620          527,579                --                 --        393,672
   Class 4...............             --               --               --                --          2,308,195             --
   Class II..............             --               --               --         1,349,265                 --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $14,631,638      $4,016,281     $567,405,984  $109,031,875
Receivable for shares of the Portfolios sold...........            --              --           43,449            --
Receivable for policy-related transactions.............        69,978           4,989               --        32,359
                                                          -----------      ----------     ------------  ------------
   Total assets........................................    14,701,616       4,021,270      567,449,433   109,064,234
                                                          -----------      ----------     ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        69,867           4,989               --        32,359
Payable for policy-related transactions................            --              --           43,449            --
                                                          -----------      ----------     ------------  ------------
   Total liabilities...................................        69,867           4,989           43,449        32,359
                                                          -----------      ----------     ------------  ------------
NET ASSETS.............................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

NET ASSETS:
Accumulation unit values...............................   $14,631,749      $4,015,928     $567,395,624  $109,030,065
Retained by AXA Equitable in Separate Account A........            --             353           10,360         1,810
                                                          -----------      ----------     ------------  ------------
TOTAL NET ASSETS.......................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

Investments in shares of the Portfolios, at cost.......   $14,342,247      $4,358,116     $590,283,279  $105,365,157
The Portfolios shares held
   Class A.............................................            --              --               --        13,733
   Class B.............................................       781,503         235,993       55,378,864     7,881,739

                                                                         AXA CONSERVATIVE
                                                        AXA CONSERVATIVE      GROWTH
                                                          ALLOCATION*       STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $113,615,991     $22,059,274
Receivable for shares of the Portfolios sold...........             --           7,759
Receivable for policy-related transactions.............         37,044              --
                                                          ------------     -----------
   Total assets........................................    113,653,035      22,067,033
                                                          ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         37,044              --
Payable for policy-related transactions................             --           7,759
                                                          ------------     -----------
   Total liabilities...................................         37,044           7,759
                                                          ------------     -----------
NET ASSETS.............................................   $113,615,991     $22,059,274
                                                          ============     ===========

NET ASSETS:
Accumulation unit values...............................   $113,612,959     $22,059,226
Retained by AXA Equitable in Separate Account A........          3,032              48
                                                          ------------     -----------
TOTAL NET ASSETS.......................................   $113,615,991     $22,059,274
                                                          ============     ===========

Investments in shares of the Portfolios, at cost.......   $118,375,073     $21,872,572
The Portfolios shares held
   Class A.............................................             --              --
   Class B.............................................     12,228,825       1,677,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GLOBAL EQUITY  AXA GROWTH
                                                           STRATEGY*     PLUS ALLOCATION*  MANAGED VOLATILITY* STRATEGY*
                                                        ---------------- ----------------- ------------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $8,166,364      $202,534,879       $364,007,885     $1,292,097
Receivable for shares of the Portfolios sold...........        38,563                --                 --             41
Receivable for policy-related transactions.............            --            25,634             33,827             --
                                                           ----------      ------------       ------------     ----------
   Total assets........................................     8,204,927       202,560,513        364,041,712      1,292,138
                                                           ----------      ------------       ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            25,634             33,827             --
Payable for policy-related transactions................        38,496                --                 --              4
                                                           ----------      ------------       ------------     ----------
   Total liabilities...................................        38,496            25,634             33,827              4
                                                           ----------      ------------       ------------     ----------
NET ASSETS.............................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

NET ASSETS:
Accumulation unit values...............................    $8,166,431      $202,513,220       $363,974,856     $1,292,134
Retained by AXA Equitable in Separate Account A........            --            21,659             33,029             --
                                                           ----------      ------------       ------------     ----------
TOTAL NET ASSETS.......................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

Investments in shares of the Portfolios, at cost.......    $8,146,186      $211,534,928       $316,450,035     $1,044,796
The Portfolios shares held
   Class A.............................................            --                --                 --         83,737
   Class B.............................................       696,815        21,398,628         25,173,690             --

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED         MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $159,229,186       $8,447,192
Receivable for shares of the Portfolios sold...........             --               83
Receivable for policy-related transactions.............         19,573               --
                                                          ------------       ----------
   Total assets........................................    159,248,759        8,447,275
                                                          ------------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         19,573               --
Payable for policy-related transactions................             --               83
                                                          ------------       ----------
   Total liabilities...................................         19,573               83
                                                          ------------       ----------
NET ASSETS.............................................   $159,229,186       $8,447,192
                                                          ============       ==========

NET ASSETS:
Accumulation unit values...............................   $159,218,303       $8,445,988
Retained by AXA Equitable in Separate Account A........         10,883            1,204
                                                          ------------       ----------
TOTAL NET ASSETS.......................................   $159,229,186       $8,447,192
                                                          ============       ==========

Investments in shares of the Portfolios, at cost.......   $161,066,327       $9,340,781
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     17,450,218          727,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $180,173,574     $29,460,723   $652,082,312  $811,270,090
Receivable for shares of the Portfolios sold...........         12,810           5,260         56,350            --
Receivable for policy-related transactions.............             --              --             --        36,539
                                                          ------------     -----------   ------------  ------------
   Total assets........................................    180,186,384      29,465,983    652,138,662   811,306,629
                                                          ------------     -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --             --        36,539
Payable for policy-related transactions................         12,810           5,260         56,350            --
                                                          ------------     -----------   ------------  ------------
   Total liabilities...................................         12,810           5,260         56,350        36,539
                                                          ------------     -----------   ------------  ------------
NET ASSETS.............................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

NET ASSETS:
Accumulation unit values...............................   $180,159,279     $29,443,321   $652,035,235  $807,583,685
Contracts in payout (annuitization) period.............             --              --             --     3,254,258
Retained by AXA Equitable in Separate Account A........         14,295          17,402         47,077       432,147
                                                          ------------     -----------   ------------  ------------
TOTAL NET ASSETS.......................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

Investments in shares of the Portfolios, at cost.......   $175,854,568     $23,849,792   $427,772,523  $553,498,433
The Portfolios shares held
   Class A.............................................             --              --             --    48,113,080
   Class B.............................................     15,650,883       3,251,908     24,339,983     6,244,483

                                                         AXA MID CAP VALUE   AXA MODERATE
                                                        MANAGED VOLATILITY*  ALLOCATION*
                                                        ------------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $467,193,849     $1,613,650,791
Receivable for shares of the Portfolios sold...........              --                 --
Receivable for policy-related transactions.............           2,533            234,809
                                                           ------------     --------------
   Total assets........................................     467,196,382      1,613,885,600
                                                           ------------     --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           2,533            133,675
Payable for policy-related transactions................              --                 --
                                                           ------------     --------------
   Total liabilities...................................           2,533            133,675
                                                           ------------     --------------
NET ASSETS.............................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

NET ASSETS:
Accumulation unit values...............................    $467,179,337     $1,607,867,200
Contracts in payout (annuitization) period.............              --          5,824,709
Retained by AXA Equitable in Separate Account A........          14,512             60,016
                                                           ------------     --------------
TOTAL NET ASSETS.......................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

Investments in shares of the Portfolios, at cost.......    $310,876,477     $1,724,929,761
The Portfolios shares held
   Class A.............................................              --         87,166,793
   Class B.............................................      31,961,344         33,254,430

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE                                 AXA/AB DYNAMIC
                                                           GROWTH    AXA MODERATE-PLUS AXA SMARTBETA    MODERATE
                                                         STRATEGY*      ALLOCATION*       EQUITY*       GROWTH*
                                                        ------------ ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $37,075,331   $1,044,178,213      $73,958     $14,424,481
Receivable for shares of the Portfolios sold...........          --               --           --              --
Receivable for policy-related transactions.............      39,994           93,929            7           5,931
                                                        -----------   --------------      -------     -----------
   Total assets........................................  37,115,325    1,044,272,142       73,965      14,430,412
                                                        -----------   --------------      -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      39,994           93,929            5           5,872
Payable for policy-related transactions................          --               --           --              --
                                                        -----------   --------------      -------     -----------
   Total liabilities...................................      39,994           93,929            5           5,872
                                                        -----------   --------------      -------     -----------
NET ASSETS............................................. $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

NET ASSETS:
Accumulation unit values............................... $37,072,680   $1,044,144,957      $73,960     $14,424,540
Contracts in payout (annuitization) period.............          --               --           --              --
Retained by AXA Equitable in Separate Account A........       2,651           33,256           --              --
                                                        -----------   --------------      -------     -----------
TOTAL NET ASSETS....................................... $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

Investments in shares of the Portfolios, at cost....... $38,013,643   $1,074,452,300      $75,973     $14,644,148
The Portfolios shares held
   Class A.............................................          --               --           --              --
   Class B.............................................   2,490,760      100,564,085        6,931       1,239,719

                                                                         AXA/DOUBLELINE
                                                        AXA/AB SMALL CAP  OPPORTUNISTIC
                                                            GROWTH*      CORE PLUS BOND*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $333,718,204      $678,013
Receivable for shares of the Portfolios sold...........         23,968            --
Receivable for policy-related transactions.............             --         1,024
                                                          ------------      --------
   Total assets........................................    333,742,172       679,037
                                                          ------------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --         1,012
Payable for policy-related transactions................         23,968            --
                                                          ------------      --------
   Total liabilities...................................         23,968         1,012
                                                          ------------      --------
NET ASSETS.............................................   $333,718,204      $678,025
                                                          ============      ========

NET ASSETS:
Accumulation unit values...............................   $331,559,324      $678,025
Contracts in payout (annuitization) period.............      2,148,554            --
Retained by AXA Equitable in Separate Account A........         10,326            --
                                                          ------------      --------
TOTAL NET ASSETS.......................................   $333,718,204      $678,025
                                                          ============      ========

Investments in shares of the Portfolios, at cost.......   $338,682,780      $697,094
The Portfolios shares held
   Class A.............................................     16,165,178            --
   Class B.............................................      3,433,356        70,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/FRANKLIN     AXA/FRANKLIN
                                                          AXA/FRANKLIN     SMALL CAP       TEMPLETON
                                                        BALANCED MANAGED VALUE MANAGED ALLOCATION MANAGED   AXA/HORIZON
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     SMALL CAP VALUE*
                                                        ---------------- ------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $87,442,450     $16,277,062     $69,225,031         $76,359
Receivable for shares of the Portfolios sold...........            --              --          14,749              --
Receivable for policy-related transactions.............         2,651           3,479              --              54
                                                          -----------     -----------     -----------         -------
   Total assets........................................    87,445,101      16,280,541      69,239,780          76,413
                                                          -----------     -----------     -----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         2,651           3,479              --              53
Payable for policy-related transactions................            --              --          14,749              --
                                                          -----------     -----------     -----------         -------
   Total liabilities...................................         2,651           3,479          14,749              53
                                                          -----------     -----------     -----------         -------
NET ASSETS.............................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

NET ASSETS:
Accumulation unit values...............................   $87,421,836     $16,276,263     $69,206,090         $76,360
Retained by AXA Equitable in Separate Account A........        20,614             799          18,941              --
                                                          -----------     -----------     -----------         -------
TOTAL NET ASSETS.......................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

Investments in shares of the Portfolios, at cost.......   $85,916,684     $14,558,379     $63,689,152         $83,063
The Portfolios shares held
   Class B.............................................     8,921,539       1,168,749       6,995,069           8,932

                                                                           AXA/MUTUAL
                                                          AXA/LOOMIS    LARGE CAP EQUITY
                                                        SAYLES GROWTH* MANAGED VOLATILITY*
                                                        -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $45,981,856       $25,867,071
Receivable for shares of the Portfolios sold...........        2,866             4,203
Receivable for policy-related transactions.............           --                --
                                                         -----------       -----------
   Total assets........................................   45,984,722        25,871,274
                                                         -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                --
Payable for policy-related transactions................        2,866             4,203
                                                         -----------       -----------
   Total liabilities...................................        2,866             4,203
                                                         -----------       -----------
NET ASSETS.............................................  $45,981,856       $25,867,071
                                                         ===========       ===========

NET ASSETS:
Accumulation unit values...............................  $45,978,547       $25,858,718
Retained by AXA Equitable in Separate Account A........        3,309             8,353
                                                         -----------       -----------
TOTAL NET ASSETS.......................................  $45,981,856       $25,867,071
                                                         ===========       ===========

Investments in shares of the Portfolios, at cost.......  $47,784,472       $20,378,831
The Portfolios shares held
   Class B.............................................    7,322,384         2,082,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/TEMPLETON
                                                          AXA/PACIFIC    GLOBAL EQUITY   CHARTER/SM    CHARTER/SM   CHARTER/SM
                                                        GLOBAL SMALL CAP    MANAGED    /INTERNATIONAL /MULTI-SECTOR   /REAL
                                                             VALUE*       VOLATILITY*    MODERATE*        BOND*      ASSETS*
                                                        ---------------- ------------- -------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $121,096      $44,180,968     $23,012     $ 92,099,429   $12,648
Receivable for shares of the Portfolios sold...........           --               --          --            5,834        --
Receivable for policy-related transactions.............           49            9,745          --               --        17
                                                            --------      -----------     -------     ------------   -------
   Total assets........................................      121,145       44,190,713      23,012       92,105,263    12,665
                                                            --------      -----------     -------     ------------   -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           47            9,745          --               --        17
Payable for policy-related transactions................           --               --          --            5,834        --
                                                            --------      -----------     -------     ------------   -------
   Total liabilities...................................           47            9,745          --            5,834        17
                                                            --------      -----------     -------     ------------   -------
NET ASSETS.............................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

NET ASSETS:
Accumulation unit values...............................     $121,098      $44,161,755     $23,012     $ 91,653,484   $12,648
Contracts in payout (annuitization) period.............           --               --          --          318,712        --
Retained by AXA Equitable in Separate Account A........           --           19,213          --          127,233        --
                                                            --------      -----------     -------     ------------   -------
TOTAL NET ASSETS.......................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

Investments in shares of the Portfolios, at cost.......     $138,010      $39,660,454     $23,984     $103,854,765   $13,152
The Portfolios shares held
   Class A.............................................           --               --          --       17,499,193        --
   Class B.............................................       16,913        3,950,565       2,599        7,035,691     1,539

                                                        CHARTER/SM
                                                        /SMALL CAP
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $40,574,884
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       4,596
                                                        -----------
   Total assets........................................  40,579,480
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       4,596
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       4,596
                                                        -----------
NET ASSETS............................................. $40,574,884
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $40,398,193
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........     176,691
                                                        -----------
TOTAL NET ASSETS....................................... $40,574,884
                                                        ===========

Investments in shares of the Portfolios, at cost....... $37,338,453
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   3,630,026

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM  EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                         /SMALL CAP  BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                           VALUE*      EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*
                                                        ------------ ------------ --------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
Receivable for shares of the Portfolios sold...........           --           --            --            --       134,774
Receivable for policy-related transactions.............       13,917       98,691        92,009        25,658            --
                                                        ------------ ------------  ------------   -----------  ------------
   Total assets........................................  101,929,608  648,817,728   102,335,900    43,242,298   193,756,000
                                                        ------------ ------------  ------------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       13,917       98,691        92,009        25,658            --
Payable for policy-related transactions................           --           --            --            --       134,774
                                                        ------------ ------------  ------------   -----------  ------------
   Total liabilities...................................       13,917       98,691        92,009        25,658       134,774
                                                        ------------ ------------  ------------   -----------  ------------
NET ASSETS............................................. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

NET ASSETS:
Accumulation unit values............................... $101,764,686 $648,716,209  $102,238,939   $43,199,450  $193,582,979
Contracts in payout (annuitization) period.............           --           --            --            --            --
Retained by AXA Equitable in Separate Account A........      151,005        2,828         4,952        17,190        38,247
                                                        ------------ ------------  ------------   -----------  ------------
TOTAL NET ASSETS....................................... $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

Investments in shares of the Portfolios, at cost....... $ 88,104,037 $542,282,619  $111,122,166   $37,684,124  $123,140,188
The Portfolios shares held
   Class A.............................................           --           --            --            --            --
   Class B.............................................    7,699,149   32,512,481    17,593,226     3,950,115     9,177,786

                                                          EQ/COMMON
                                                            STOCK
                                                           INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,179,672,331
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         37,568
                                                        --------------
   Total assets........................................  2,179,709,899
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         43,961
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................         43,961
                                                        --------------
NET ASSETS............................................. $2,179,665,938
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,166,756,381
Contracts in payout (annuitization) period.............     12,807,988
Retained by AXA Equitable in Separate Account A........        101,569
                                                        --------------
TOTAL NET ASSETS....................................... $2,179,665,938
                                                        ==============

Investments in shares of the Portfolios, at cost....... $1,559,766,669
The Portfolios shares held
   Class A.............................................     79,209,466
   Class B.............................................      5,054,506

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/CORE    EQ/EMERGING                   EQ/GAMCO      EQ/GAMCO
                                                           BOND        MARKETS    EQ/EQUITY 500   MERGERS AND  SMALL COMPANY
                                                          INDEX*     EQUITY PLUS*    INDEX*      ACQUISITIONS*    VALUE*
                                                        ------------ ------------ -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
Receivable for shares of the Portfolios sold...........      233,365          --          68,561       68,675            --
Receivable for policy-related transactions.............           --      43,465              --           --       201,524
                                                        ------------  ----------  --------------  -----------  ------------
   Total assets........................................  111,174,561   4,017,196   1,173,214,880   18,356,616   692,521,334
                                                        ------------  ----------  --------------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      43,465              --           --       201,524
Payable for policy-related transactions................      233,365          --          68,561       68,675            --
                                                        ------------  ----------  --------------  -----------  ------------
   Total liabilities...................................      233,365      43,465          68,561       68,675       201,524
                                                        ------------  ----------  --------------  -----------  ------------
NET ASSETS............................................. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

NET ASSETS:
Accumulation unit values............................... $110,934,182  $3,973,727  $1,169,123,792  $18,277,330  $692,281,259
Contracts in payout (annuitization) period.............           --          --       3,816,320           --            --
Retained by AXA Equitable in Separate Account A........        7,014           4         206,207       10,611        38,551
                                                        ------------  ----------  --------------  -----------  ------------
TOTAL NET ASSETS....................................... $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

Investments in shares of the Portfolios, at cost....... $112,729,646  $4,854,393  $  925,680,552  $18,682,805  $675,828,226
The Portfolios shares held
   Class A.............................................           --          --      26,902,586           --            --
   Class B.............................................   11,225,878     540,077       7,150,160    1,452,701    14,031,279

                                                         EQ/GLOBAL
                                                           BOND
                                                           PLUS*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,634,025
Receivable for shares of the Portfolios sold...........      34,518
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  59,668,543
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      34,518
                                                        -----------
   Total liabilities...................................      34,518
                                                        -----------
NET ASSETS............................................. $59,634,025
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $59,622,385
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      11,640
                                                        -----------
TOTAL NET ASSETS....................................... $59,634,025
                                                        ===========

Investments in shares of the Portfolios, at cost....... $65,255,209
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,749,720

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/HIGH   EQ/INTERMEDIATE                                EQ/JPMORGAN
                                                          YIELD      GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE
                                                          BOND*         BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES*
                                                        ---------- --------------- ---------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,403,523   $60,771,026     $362,666,704   $109,974,344  $69,695,470
Receivable for shares of the Portfolios sold...........         --        27,728           34,486         22,523           --
Receivable for policy-related transactions.............      2,227            --               --             --       16,658
                                                        ----------   -----------     ------------   ------------  -----------
   Total assets........................................  5,405,750    60,798,754      362,701,190    109,996,867   69,712,128
                                                        ----------   -----------     ------------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,227            --               --             --       16,658
Payable for policy-related transactions................         --        27,665           34,486         22,523           --
                                                        ----------   -----------     ------------   ------------  -----------
   Total liabilities...................................      2,227        27,665           34,486         22,523       16,658
                                                        ----------   -----------     ------------   ------------  -----------
NET ASSETS............................................. $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

NET ASSETS:
Accumulation unit values............................... $5,403,493   $60,419,009     $361,290,936   $109,962,954  $69,658,974
Contracts in payout (annuitization) period.............         --       316,160        1,301,401             --           --
Retained by AXA Equitable in Separate Account A........         30        35,920           74,367         11,390       36,496
                                                        ----------   -----------     ------------   ------------  -----------
TOTAL NET ASSETS....................................... $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

Investments in shares of the Portfolios, at cost....... $6,049,531   $60,104,372     $401,911,853   $106,992,018  $58,234,405
The Portfolios shares held
   Class A.............................................         --     4,562,843       38,880,611             --           --
   Class B.............................................    601,378     1,358,107        4,279,340      7,968,657    4,512,766

                                                        EQ/LARGE CAP
                                                           GROWTH
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $198,425,936
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............      124,194
                                                        ------------
   Total assets........................................  198,550,130
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      124,194
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................      124,194
                                                        ------------
NET ASSETS............................................. $198,425,936
                                                        ============

NET ASSETS:
Accumulation unit values............................... $198,419,101
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........        6,835
                                                        ------------
TOTAL NET ASSETS....................................... $198,425,936
                                                        ============

Investments in shares of the Portfolios, at cost....... $189,413,586
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................   17,256,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/LARGE      EQ/MFS                                 EQ/MORGAN
                                                         CAP VALUE  INTERNATIONAL  EQ/MID CAP   EQ/MONEY   STANLEY MID CAP
                                                          INDEX*       GROWTH*       INDEX*     MARKET*        GROWTH*
                                                        ----------- ------------- ------------ ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $63,568,655 $ 97,854,767  $453,039,595 $72,549,080  $269,875,460
Receivable for shares of the Portfolios sold...........          --       61,282            --          --            --
Receivable for policy-related transactions.............       1,990           --        67,991     370,568        64,488
                                                        ----------- ------------  ------------ -----------  ------------
   Total assets........................................  63,570,645   97,916,049   453,107,586  72,919,648   269,939,948
                                                        ----------- ------------  ------------ -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,990           --        67,991     370,570        64,488
Payable for policy-related transactions................          --       61,282            --          --            --
                                                        ----------- ------------  ------------ -----------  ------------
   Total liabilities...................................       1,990       61,282        67,991     370,570        64,488
                                                        ----------- ------------  ------------ -----------  ------------
NET ASSETS............................................. $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

NET ASSETS:
Accumulation unit values............................... $63,564,771 $ 97,843,162  $453,030,711 $71,780,752  $269,874,985
Contracts in payout (annuitization) period.............          --           --            --     336,833            --
Retained by AXA Equitable in Separate Account A........       3,884       11,605         8,884     431,493           475
                                                        ----------- ------------  ------------ -----------  ------------
TOTAL NET ASSETS....................................... $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

Investments in shares of the Portfolios, at cost....... $59,452,522 $101,180,564  $337,390,196 $72,558,711  $291,084,936
The Portfolios shares held
   Class A.............................................          --           --            --  44,503,977            --
   Class B.............................................   8,213,076   14,979,615    35,422,516  28,023,148    16,618,461

                                                        EQ/OPPENHEIMER
                                                           GLOBAL*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $121,247,181
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............        53,914
                                                         ------------
   Total assets........................................   121,301,095
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        53,914
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................        53,914
                                                         ------------
NET ASSETS.............................................  $121,247,181
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $121,242,579
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         4,602
                                                         ------------
TOTAL NET ASSETS.......................................  $121,247,181
                                                         ============

Investments in shares of the Portfolios, at cost.......  $109,313,977
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................     8,236,250

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/PIMCO    EQ/PIMCO                 EQ/SMALL    EQ/T. ROWE    EQ/UBS
                                                        GLOBAL REAL ULTRA SHORT EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &
                                                          RETURN*      BOND*    BOND PLUS*     INDEX*       STOCK*     INCOME*
                                                        ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
Receivable for shares of the Portfolios sold...........          --          --          --           --           --      45,273
Receivable for policy-related transactions.............       5,476      36,823      21,710       15,185      280,762          --
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total assets........................................  17,173,178  89,125,715  91,806,055  235,693,050  409,603,925  34,351,029
                                                        ----------- ----------- ----------- ------------ ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,476      36,823      21,710       15,185      280,762          --
Payable for policy-related transactions................          --          --          --           --           --      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total liabilities...................................       5,476      36,823      21,710       15,185      280,762      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS............................................. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

NET ASSETS:
Accumulation unit values............................... $17,167,665 $89,080,185 $91,123,154 $235,560,067 $409,318,513 $34,303,625
Contracts in payout (annuitization) period.............          --          --     541,601           --           --          --
Retained by AXA Equitable in Separate Account A........          37       8,707     119,590      117,798        4,650       2,131
                                                        ----------- ----------- ----------- ------------ ------------ -----------
TOTAL NET ASSETS....................................... $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

Investments in shares of the Portfolios, at cost....... $18,007,907 $90,540,826 $97,475,187 $248,915,159 $315,627,943 $36,957,197
The Portfolios shares held
   Class A.............................................          --      10,733   8,253,764           --           --          --
   Class B.............................................   1,853,968   9,089,856   2,598,565   23,308,487   10,724,339   4,106,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/WELLS FARGO FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                            OMEGA       CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                           GROWTH*        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $177,342,681   $311,229,563     $7,682,971      $29,387,656
Receivable for shares of the Portfolios sold...........       201,876             --             --               --
Receivable for policy-related transactions.............            --        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
   Total assets........................................   177,544,557    311,351,506      7,690,395       29,413,755
                                                         ------------   ------------     ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --        121,943          7,424           26,099
Payable for policy-related transactions................       201,876             --             --               --
                                                         ------------   ------------     ----------      -----------
   Total liabilities...................................       201,876        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
NET ASSETS.............................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

NET ASSETS:
Accumulation unit values...............................  $177,302,477   $311,215,197     $7,680,712      $29,387,132
Retained by AXA Equitable in Separate Account A........        40,204         14,366          2,259              524
                                                         ------------   ------------     ----------      -----------
TOTAL NET ASSETS.......................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

Investments in shares of the Portfolios, at cost.......  $198,957,907   $295,418,883     $8,592,952      $31,450,266
The Portfolios shares held
   Class B.............................................    17,008,285             --             --               --
   Series II...........................................            --             --             --               --
   Service Class 2.....................................            --      9,357,473        383,382          923,269
   Service Shares......................................            --             --             --               --

                                                                      INVESCO V.I.
                                                        GOLDMAN SACHS DIVERSIFIED
                                                         VIT MID CAP    DIVIDEND
                                                         VALUE FUND       FUND
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $43,663,799  $12,045,816
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       25,118       11,377
                                                         -----------  -----------
   Total assets........................................   43,688,917   12,057,193
                                                         -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       25,118       11,377
Payable for policy-related transactions................           --           --
                                                         -----------  -----------
   Total liabilities...................................       25,118       11,377
                                                         -----------  -----------
NET ASSETS.............................................  $43,663,799  $12,045,816
                                                         ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $43,663,471  $12,045,656
Retained by AXA Equitable in Separate Account A........          328          160
                                                         -----------  -----------
TOTAL NET ASSETS.......................................  $43,663,799  $12,045,816
                                                         ===========  ===========

Investments in shares of the Portfolios, at cost.......  $53,708,053  $11,649,954
The Portfolios shares held
   Class B.............................................           --           --
   Series II...........................................           --      520,113
   Service Class 2.....................................           --           --
   Service Shares......................................    3,009,221           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL      HIGH     INTERNATIONAL MID CAP CORE  SMALL CAP
                                                        ESTATE FUND   YIELD FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                        ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
Receivable for shares of the Portfolios sold...........       9,237           --        40,979           --           --
Receivable for policy-related transactions.............          --        3,018            --        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
   Total assets........................................  71,375,265   28,357,622    53,328,388   14,801,674    8,736,464
                                                        -----------  -----------   -----------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --        3,018            --        5,540        1,546
Payable for policy-related transactions................       9,237           --        40,979           --           --
                                                        -----------  -----------   -----------  -----------  -----------
   Total liabilities...................................       9,237        3,018        40,979        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
NET ASSETS............................................. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

NET ASSETS:
Accumulation unit values............................... $71,363,590  $28,354,549   $53,287,167  $14,794,412  $ 8,732,203
Retained by AXA Equitable in Separate Account A........       2,438           55           242        1,722        2,715
                                                        -----------  -----------   -----------  -----------  -----------
TOTAL NET ASSETS....................................... $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

Investments in shares of the Portfolios, at cost....... $72,814,952  $31,622,582   $54,244,876  $16,871,526  $10,704,620
The Portfolios shares held
   Common Shares.......................................          --           --            --           --           --
   Series II...........................................   4,485,608    5,637,098     1,612,815    1,242,329      515,031

                                                         IVY FUNDS
                                                            VIP
                                                          ENERGY
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $39,274,707
Receivable for shares of the Portfolios sold...........      27,093
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  39,301,800
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      26,936
                                                        -----------
   Total liabilities...................................      26,936
                                                        -----------
NET ASSETS............................................. $39,274,864
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $39,274,864
Retained by AXA Equitable in Separate Account A........          --
                                                        -----------
TOTAL NET ASSETS....................................... $39,274,864
                                                        ===========

Investments in shares of the Portfolios, at cost....... $53,698,947
The Portfolios shares held
   Common Shares.......................................   7,792,137
   Series II...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                    LAZARD
                                                         IVY FUNDS    IVY FUNDS    IVY FUNDS      RETIREMENT        MFS(R)
                                                         VIP HIGH    VIP MID CAP VIP SMALL CAP EMERGING MARKETS  INTERNATIONAL
                                                          INCOME       GROWTH       GROWTH     EQUITY PORTFOLIO VALUE PORTFOLIO
                                                        ------------ ----------- ------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $162,879,239 $88,710,649  $19,871,368    $126,884,845    $230,013,509
Receivable for shares of the Portfolios sold...........       70,245      13,962           --              --              --
Receivable for policy-related transactions.............           --          --       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
   Total assets........................................  162,949,484  88,724,611   19,901,721     126,971,842     230,101,614
                                                        ------------ -----------  -----------    ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --          --       30,353          86,997          88,105
Payable for policy-related transactions................       68,632      13,962           --              --              --
                                                        ------------ -----------  -----------    ------------    ------------
   Total liabilities...................................       68,632      13,962       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
NET ASSETS............................................. $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

NET ASSETS:
Accumulation unit values............................... $162,880,852 $88,706,631  $19,868,758    $126,865,483    $230,009,252
Retained by AXA Equitable in Separate Account A........           --       4,018        2,610          19,362           4,257
                                                        ------------ -----------  -----------    ------------    ------------
TOTAL NET ASSETS....................................... $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

Investments in shares of the Portfolios, at cost....... $188,012,809 $95,480,331  $21,899,673    $166,478,655    $220,538,215
The Portfolios shares held
   Common Shares.......................................   48,601,808   9,415,367    1,873,809              --              --
   Service Class.......................................           --          --           --              --      10,393,742
   Service Shares......................................           --          --           --       8,081,837              --

                                                           MFS(R)
                                                         INVESTORS
                                                        TRUST SERIES
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,058,482
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       5,236
                                                        -----------
   Total assets........................................  12,063,718
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,236
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       5,236
                                                        -----------
NET ASSETS............................................. $12,058,482
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $12,058,292
Retained by AXA Equitable in Separate Account A........         190
                                                        -----------
TOTAL NET ASSETS....................................... $12,058,482
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,423,303
The Portfolios shares held
   Common Shares.......................................          --
   Service Class.......................................     458,497
   Service Shares......................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)      MFS(R)     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY   UTILITIES    AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO     SERIES       EQUITY*     CORE BOND*
                                                        ------------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $10,567,794  $57,344,737 $ 86,414,399 $598,603,097 $120,439,862
Receivable for shares of the Portfolios sold...........           --           --           --           --           --
Receivable for policy-related transactions.............        8,608      118,840       12,000      311,769      576,521
                                                         -----------  ----------- ------------ ------------ ------------
   Total assets........................................   10,576,402   57,463,577   86,426,399  598,914,866  121,016,383
                                                         -----------  ----------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,608      118,840       12,000      237,789      576,521
Payable for policy-related transactions................           --           --           --           --           --
                                                         -----------  ----------- ------------ ------------ ------------
   Total liabilities...................................        8,608      118,840       12,000      237,789      576,521
                                                         -----------  ----------- ------------ ------------ ------------
NET ASSETS.............................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

NET ASSETS:
Accumulation unit values...............................  $10,567,651  $57,341,078 $ 86,413,907 $597,677,716 $120,425,197
Contracts in payout (annuitization) period.............           --           --           --      999,361           --
Retained by AXA Equitable in Separate Account A........          143        3,659          492           --       14,665
                                                         -----------  ----------- ------------ ------------ ------------
TOTAL NET ASSETS.......................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

Investments in shares of the Portfolios, at cost.......  $11,328,068  $52,370,113 $109,224,491 $400,060,447 $125,864,230
The Portfolios shares held
   Class A.............................................           --           --           --   12,515,936           --
   Class B.............................................           --           --           --      538,871   12,341,825
   Service Class.......................................      651,529    4,798,723    3,435,960           --           --


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,946,724
Receivable for shares of the Portfolios sold...........       2,213
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  72,948,937
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,213
                                                        -----------
   Total liabilities...................................       2,213
                                                        -----------
NET ASSETS............................................. $72,946,724
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $72,927,707
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      19,017
                                                        -----------
TOTAL NET ASSETS....................................... $72,946,724
                                                        ===========

Investments in shares of the Portfolios, at cost....... $83,994,839
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   9,031,092
   Service Class.......................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                    OPPENHEIMER         PIMCO
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET COMMODITYREALRETURN(R)
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    STRATEGY PORTFOLIO
                                                        -------------- ------------ ----------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $53,687,366   $148,779,243 $2,773,168        $5,192,221
Receivable for shares of the Portfolios sold...........           20             --         --                --
Receivable for policy-related transactions.............           --        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
   Total assets........................................   53,687,386    149,093,276  2,773,896         5,196,364
                                                         -----------   ------------ ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        314,033        728             4,143
Payable for policy-related transactions................           20             --         --                --
                                                         -----------   ------------ ----------        ----------
   Total liabilities...................................           20        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
NET ASSETS.............................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

NET ASSETS:
Accumulation unit values...............................  $53,666,231   $148,717,222 $2,772,821        $5,188,130
Retained by AXA Equitable in Separate Account A........       21,135         62,021        347             4,091
                                                         -----------   ------------ ----------        ----------
TOTAL NET ASSETS.......................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

Investments in shares of the Portfolios, at cost.......  $43,628,812   $132,887,019 $2,871,329        $8,155,084
The Portfolios shares held
   Advisor Class.......................................           --             --         --           742,807
   Class B.............................................    4,130,884      7,625,445         --                --
   Service Class.......................................           --             --     95,693                --

                                                        TARGET 2015 TARGET 2025
                                                        ALLOCATION* ALLOCATION*
                                                        ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,956,812 $53,746,972
Receivable for shares of the Portfolios sold...........      16,991       8,449
Receivable for policy-related transactions.............          --          --
                                                        ----------- -----------
   Total assets........................................  22,973,803  53,755,421
                                                        ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................      16,991       8,449
                                                        ----------- -----------
   Total liabilities...................................      16,991       8,449
                                                        ----------- -----------
NET ASSETS............................................. $22,956,812 $53,746,972
                                                        =========== ===========

NET ASSETS:
Accumulation unit values............................... $22,954,472 $53,744,712
Retained by AXA Equitable in Separate Account A........       2,340       2,260
                                                        ----------- -----------
TOTAL NET ASSETS....................................... $22,956,812 $53,746,972
                                                        =========== ===========

Investments in shares of the Portfolios, at cost....... $25,441,435 $55,767,914
The Portfolios shares held
   Advisor Class.......................................          --          --
   Class B.............................................   2,710,176   5,707,511
   Service Class.......................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                               TEMPLETON    VAN ECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND VIP GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*      FUND       ASSETS FUND
                                                        ----------- ----------- ----------- --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $51,706,880 $43,122,855  $538,114     $47,350,857   $15,257,397
Receivable for policy-related transactions.............      13,011      11,544     2,482          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total assets........................................  51,719,891  43,134,399   540,596      47,391,135    15,297,583
                                                        ----------- -----------  --------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total liabilities...................................      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
NET ASSETS............................................. $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $51,693,298 $43,122,183  $538,121     $47,350,844   $15,252,780
Retained by AXA Equitable in Separate Account A........      13,582         672        --              13         4,617
                                                        ----------- -----------  --------     -----------   -----------
TOTAL NET ASSETS....................................... $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $52,848,924 $44,069,670  $557,476     $53,688,275   $24,664,723
The Portfolios shares held
   Class B.............................................   5,410,637   4,579,538    58,249              --            --
   Class 2.............................................          --          --        --       2,996,890            --
   Class S Shares......................................          --          --        --              --       933,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................  0.50%         B          $104.72         2
ALL ASSET AGGRESSIVE-ALT 25.......................  0.70%         B          $104.17        --
ALL ASSET AGGRESSIVE-ALT 25.......................  0.90%         B          $103.61         4
ALL ASSET AGGRESSIVE-ALT 25.......................  0.95%         B          $103.48        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.00%         B          $103.34        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.10%         B          $103.06         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.20%         B          $102.79        43
ALL ASSET AGGRESSIVE-ALT 25.......................  1.25%         B          $102.65         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.34%         B          $102.40        27

ALL ASSET GROWTH-ALT 20...........................  0.50%         B          $141.73        --
ALL ASSET GROWTH-ALT 20...........................  0.70%         B          $139.95        --
ALL ASSET GROWTH-ALT 20...........................  0.90%         B          $138.18        12
ALL ASSET GROWTH-ALT 20...........................  0.95%         B          $137.74         7
ALL ASSET GROWTH-ALT 20...........................  1.00%         B          $137.30         3
ALL ASSET GROWTH-ALT 20...........................  1.10%         B          $136.43         8
ALL ASSET GROWTH-ALT 20...........................  1.20%         B          $135.56       190
ALL ASSET GROWTH-ALT 20...........................  1.25%         B          $135.13        15
ALL ASSET GROWTH-ALT 20...........................  1.34%         B          $134.36       156
ALL ASSET GROWTH-ALT 20...........................  1.45%         B          $133.41        --

ALL ASSET MODERATE GROWTH-ALT 15..................  0.50%         B          $102.12        --
ALL ASSET MODERATE GROWTH-ALT 15..................  0.90%         B          $101.03         1
ALL ASSET MODERATE GROWTH-ALT 15..................  0.95%         B          $100.90         1
ALL ASSET MODERATE GROWTH-ALT 15..................  1.00%         B          $100.76        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.10%         B          $100.49        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.20%         B          $100.23        27
ALL ASSET MODERATE GROWTH-ALT 15..................  1.25%         B          $100.09         6
ALL ASSET MODERATE GROWTH-ALT 15..................  1.34%         B          $ 99.85        19

AMERICAN CENTURY VP MID CAP VALUE FUND............  0.50%      CLASS II      $177.64         5
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.70%      CLASS II      $175.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.80%      CLASS II      $174.61        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.90%      CLASS II      $173.61         1
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.00%      CLASS II      $172.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.10%      CLASS II      $171.63         2
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.20%      CLASS II      $170.64       137

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.50%      CLASS 4       $100.64        10
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.70%      CLASS 4       $100.10         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.80%      CLASS 4       $ 99.83        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.90%      CLASS 4       $ 99.57        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.95%      CLASS 4       $ 99.44        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.00%      CLASS 4       $ 99.30        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.10%      CLASS 4       $ 99.04        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.20%      CLASS 4       $ 98.77        98
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.25%      CLASS 4       $ 98.64        45
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.34%      CLASS 4       $ 98.40        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.45%      CLASS 4       $ 98.11        --

AXA 400 MANAGED VOLATILITY........................  0.40%         B          $143.95         2
AXA 400 MANAGED VOLATILITY........................  0.50%         B          $154.19        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY........................  0.70%          B         $171.87         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $150.69         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $170.04          1
AXA 400 MANAGED VOLATILITY........................  0.95%          B         $169.58         --
AXA 400 MANAGED VOLATILITY........................  1.10%          B         $148.97          1
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $148.11         20
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $167.31         --
AXA 400 MANAGED VOLATILITY........................  1.25%          B         $166.86          2
AXA 400 MANAGED VOLATILITY........................  1.34%          B         $166.05         19

AXA 500 MANAGED VOLATILITY........................  0.50%          B         $165.27         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $163.38         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $182.46         --
AXA 500 MANAGED VOLATILITY........................  0.80%          B         $162.45         --
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $161.52          2
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $180.51          2
AXA 500 MANAGED VOLATILITY........................  0.95%          B         $180.03          1
AXA 500 MANAGED VOLATILITY........................  1.10%          B         $159.67          2
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $158.75         41
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $177.62          2
AXA 500 MANAGED VOLATILITY........................  1.25%          B         $177.14          6
AXA 500 MANAGED VOLATILITY........................  1.34%          B         $176.28         31

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B         $144.00          1
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $142.35         --
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $167.77         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $140.73         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $165.98          1
AXA 2000 MANAGED VOLATILITY.......................  0.95%          B         $165.53         --
AXA 2000 MANAGED VOLATILITY.......................  1.10%          B         $139.12          1
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $138.32         12
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $163.31         --
AXA 2000 MANAGED VOLATILITY.......................  1.25%          B         $162.88          1
AXA 2000 MANAGED VOLATILITY.......................  1.34%          B         $162.09         10

AXA AGGRESSIVE ALLOCATION.........................  0.50%          B         $187.23          6
AXA AGGRESSIVE ALLOCATION.........................  0.70%          B         $182.67          9
AXA AGGRESSIVE ALLOCATION.........................  0.80%          B         $220.82         --
AXA AGGRESSIVE ALLOCATION.........................  0.90%          B         $178.21        301
AXA AGGRESSIVE ALLOCATION.........................  0.95%          B         $177.12         86
AXA AGGRESSIVE ALLOCATION.........................  1.00%          B         $176.03          3
AXA AGGRESSIVE ALLOCATION.........................  1.10%          B         $173.86        108
AXA AGGRESSIVE ALLOCATION.........................  1.20%          B         $171.71        879
AXA AGGRESSIVE ALLOCATION.........................  1.25%          B         $105.57         53
AXA AGGRESSIVE ALLOCATION.........................  1.30%          B         $118.74         16
AXA AGGRESSIVE ALLOCATION.........................  1.34%          B         $168.76      1,884
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B         $168.55          1
AXA AGGRESSIVE ALLOCATION.........................  1.45%          B         $166.47          1

AXA BALANCED STRATEGY.............................  1.25%          A         $131.44          1
AXA BALANCED STRATEGY.............................  0.50%          B         $120.58          5
AXA BALANCED STRATEGY.............................  0.70%          B         $119.69         --
AXA BALANCED STRATEGY.............................  0.90%          B         $118.82          6
AXA BALANCED STRATEGY.............................  0.95%          B         $118.60          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA BALANCED STRATEGY.............................  1.00%          B         $118.38        --
AXA BALANCED STRATEGY.............................  1.10%          B         $117.95         2
AXA BALANCED STRATEGY.............................  1.20%          B         $117.51        45
AXA BALANCED STRATEGY.............................  1.25%          B         $117.30        35
AXA BALANCED STRATEGY.............................  1.25%          B         $140.77       103
AXA BALANCED STRATEGY.............................  1.30%          B         $140.31       530
AXA BALANCED STRATEGY.............................  1.34%          B         $116.91        73
AXA BALANCED STRATEGY.............................  1.45%          B         $116.43         1

AXA CONSERVATIVE ALLOCATION.......................  0.50%          B         $140.60         5
AXA CONSERVATIVE ALLOCATION.......................  0.70%          B         $137.17         2
AXA CONSERVATIVE ALLOCATION.......................  0.90%          B         $133.82        58
AXA CONSERVATIVE ALLOCATION.......................  0.95%          B         $133.00        49
AXA CONSERVATIVE ALLOCATION.......................  1.00%          B         $132.18        --
AXA CONSERVATIVE ALLOCATION.......................  1.10%          B         $130.56        40
AXA CONSERVATIVE ALLOCATION.......................  1.20%          B         $128.94       223
AXA CONSERVATIVE ALLOCATION.......................  1.25%          B         $110.94       195
AXA CONSERVATIVE ALLOCATION.......................  1.30%          B         $114.03        16
AXA CONSERVATIVE ALLOCATION.......................  1.34%          B         $126.73       324
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B         $126.57        --
AXA CONSERVATIVE ALLOCATION.......................  1.45%          B         $125.00        --

AXA CONSERVATIVE GROWTH STRATEGY..................  0.50%          B         $116.09         1
AXA CONSERVATIVE GROWTH STRATEGY..................  0.70%          B         $115.24        --
AXA CONSERVATIVE GROWTH STRATEGY..................  0.90%          B         $114.40         2
AXA CONSERVATIVE GROWTH STRATEGY..................  0.95%          B         $114.19         2
AXA CONSERVATIVE GROWTH STRATEGY..................  1.00%          B         $113.98        --
AXA CONSERVATIVE GROWTH STRATEGY..................  1.10%          B         $113.56         3
AXA CONSERVATIVE GROWTH STRATEGY..................  1.20%          B         $113.14        29
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $112.93        42
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $133.50        24
AXA CONSERVATIVE GROWTH STRATEGY..................  1.30%          B         $133.06        52
AXA CONSERVATIVE GROWTH STRATEGY..................  1.34%          B         $112.56        26

AXA CONSERVATIVE STRATEGY.........................  0.50%          B         $107.30         2
AXA CONSERVATIVE STRATEGY.........................  0.70%          B         $106.51        --
AXA CONSERVATIVE STRATEGY.........................  0.90%          B         $105.73         1
AXA CONSERVATIVE STRATEGY.........................  0.95%          B         $105.54         3
AXA CONSERVATIVE STRATEGY.........................  1.10%          B         $104.96         1
AXA CONSERVATIVE STRATEGY.........................  1.20%          B         $104.57        12
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $104.38         8
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $118.04         7
AXA CONSERVATIVE STRATEGY.........................  1.30%          B         $117.66        24
AXA CONSERVATIVE STRATEGY.........................  1.34%          B         $104.03        16

AXA CONSERVATIVE-PLUS ALLOCATION..................  0.50%          B         $151.92        20
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.70%          B         $148.22         4
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.80%          B         $154.35        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.90%          B         $144.61       113
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.95%          B         $143.72        36
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.00%          B         $142.83        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.10%          B         $141.07        47
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.20%          B         $139.33       492
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.25%          B         $110.49       140

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.30%          B         $116.31         17
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.34%          B         $136.94        619
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B         $136.76          1
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.45%          B         $135.07         --

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B         $290.21          1
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $215.78         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $352.65          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.80%          B         $217.44         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $340.45         35
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $403.82          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.95%          B         $297.56         40
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.00%          B         $334.51         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.10%          B         $328.65         11
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $304.90        152
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $322.87         42
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.25%          B         $ 92.03         81
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.30%          B         $125.82          4
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $208.84      1,226
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $337.77         21
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B         $314.42          3
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.45%          B         $291.72          1

AXA GROWTH STRATEGY...............................  1.10%          A         $145.70          6
AXA GROWTH STRATEGY...............................  1.25%          A         $144.31          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.40%          B         $ 87.37          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B         $116.27          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.70%          B         $127.01          5
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.80%          B         $172.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.90%          B         $122.89         49
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.95%          B         $149.73         43
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.00%          B         $120.88         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.10%          B         $118.89         16
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.20%          B         $116.93        308
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.25%          B         $ 76.57         35
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.30%          B         $ 88.62          4
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.34%          B         $114.26        918
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.45%          B         $139.43         --

AXA INTERNATIONAL MANAGED VOLATILITY..............  0.50%          B         $110.49         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.70%          B         $116.76         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $107.98         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $115.51          3
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.95%          B         $115.20          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.10%          B         $106.75          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $106.13         37
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $113.66         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.25%          B         $113.36          4
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.34%          B         $112.81         31

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.40%          B         $115.99         39
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.50%          B         $116.48          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.70%          B         $140.10          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $174.87         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $135.56         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.95%          B         $134.44         54
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.00%          B         $133.34         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.10%          B         $131.15         10
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.20%          B         $128.99        108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.25%          B         $ 74.04         25
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.30%          B         $ 85.40          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.34%          B         $126.04      1,134
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B         $125.82          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.45%          B         $135.50          1

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B         $150.54          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.70%          B         $154.78         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $149.76          6
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.95%          B         $148.53         10
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.00%          B         $147.31         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.10%          B         $144.89          2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.20%          B         $142.50         34
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.25%          B         $127.28          4
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.30%          B         $138.97          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.34%          B         $139.24        152
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.45%          B         $136.72         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B         $109.05          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.70%          B         $189.35         12
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $280.22         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $163.67         24
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $182.80         74
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.95%          B         $153.89        138
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.00%          B         $179.61          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.10%          B         $176.46         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $166.48        282
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $173.36         39
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.25%          B         $152.36         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.30%          B         $175.08          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.34%          B         $252.79      2,165
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B         $168.82          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.45%          B         $159.28          5

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.70%          A         $163.67         13
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $158.36         53
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          A         $150.69         42
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.34%          A         $147.24      4,721
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          A         $147.00         14
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.45%          A         $154.65          5
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.40%          B         $145.41         25
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B         $179.95          4
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          B         $256.11         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $156.31         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.95%          B         $164.42        155
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.00%          B         $155.78         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $151.23          9
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $153.22         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $148.74        357
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $150.69          1
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.25%          B         $ 96.97         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.30%          B         $106.74         10

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B         $265.50          2
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.70%          B         $208.89          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          B         $301.88         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $201.66         33
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $249.56         11
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.95%          B         $252.68         64
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.00%          B         $198.14         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.10%          B         $194.67         10
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $190.66        191
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $191.25         22
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.25%          B         $121.94         23
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.30%          B         $139.56          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.34%          B         $235.40      1,667
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B         $186.24          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.45%          B         $182.41          1

AXA MODERATE ALLOCATION...........................  0.70%          A         $201.82         16
AXA MODERATE ALLOCATION+..........................  0.70%          A         $201.97          1
AXA MODERATE ALLOCATION...........................  0.90%          A         $238.35        245
AXA MODERATE ALLOCATION+..........................  0.90%          A         $239.50         28
AXA MODERATE ALLOCATION...........................  1.20%          A         $207.66         51
AXA MODERATE ALLOCATION+..........................  1.34%          A         $ 75.39     11,567
AXA MODERATE ALLOCATION...........................  1.35%          A         $242.16        863
AXA MODERATE ALLOCATION...........................  1.35%          A         $243.70         17
AXA MODERATE ALLOCATION...........................  1.45%          A         $154.60          3
AXA MODERATE ALLOCATION...........................  0.40%          B         $116.89         30
AXA MODERATE ALLOCATION...........................  0.50%          B         $145.87         93
AXA MODERATE ALLOCATION...........................  0.80%          B         $164.62         --
AXA MODERATE ALLOCATION+..........................  0.90%          B         $150.73         12
AXA MODERATE ALLOCATION...........................  0.90%          B         $166.95         77
AXA MODERATE ALLOCATION...........................  0.95%          B         $148.79        161
AXA MODERATE ALLOCATION...........................  1.00%          B         $163.92          4
AXA MODERATE ALLOCATION...........................  1.10%          B         $145.15        216
AXA MODERATE ALLOCATION...........................  1.20%          B         $156.23      1,949
AXA MODERATE ALLOCATION...........................  1.25%          B         $107.08        371
AXA MODERATE ALLOCATION...........................  1.30%          B         $115.98         98

AXA MODERATE GROWTH STRATEGY......................  0.50%          B         $125.27          5
AXA MODERATE GROWTH STRATEGY......................  0.70%          B         $124.35          1
AXA MODERATE GROWTH STRATEGY......................  0.90%          B         $123.45         11
AXA MODERATE GROWTH STRATEGY......................  0.95%          B         $123.22          1
AXA MODERATE GROWTH STRATEGY......................  1.00%          B         $122.99         --
AXA MODERATE GROWTH STRATEGY......................  1.10%          B         $122.54          7
AXA MODERATE GROWTH STRATEGY......................  1.20%          B         $122.09        148
AXA MODERATE GROWTH STRATEGY......................  1.25%          B         $121.87         56
AXA MODERATE GROWTH STRATEGY......................  1.34%          B         $121.46         75
AXA MODERATE GROWTH STRATEGY......................  1.45%          B         $120.97         --

AXA MODERATE-PLUS ALLOCATION......................  0.50%          B         $178.48          8
AXA MODERATE-PLUS ALLOCATION......................  0.70%          B         $174.12         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION......................  0.80%          B         $191.10         --
AXA MODERATE-PLUS ALLOCATION......................  0.90%          B         $169.88        425
AXA MODERATE-PLUS ALLOCATION......................  0.95%          B         $168.83        220
AXA MODERATE-PLUS ALLOCATION......................  1.00%          B         $167.80          2
AXA MODERATE-PLUS ALLOCATION......................  1.10%          B         $165.73        210
AXA MODERATE-PLUS ALLOCATION......................  1.20%          B         $163.68      1,602
AXA MODERATE-PLUS ALLOCATION......................  1.25%          B         $107.93        178
AXA MODERATE-PLUS ALLOCATION......................  1.30%          B         $118.49         95
AXA MODERATE-PLUS ALLOCATION......................  1.34%          B         $160.87      3,745
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B         $160.67          3
AXA MODERATE-PLUS ALLOCATION......................  1.45%          B         $158.68          1

AXA SMARTBETA EQUITY..............................  0.50%          B         $ 96.00         --
AXA SMARTBETA EQUITY..............................  0.90%          B         $ 95.76         --
AXA SMARTBETA EQUITY..............................  1.20%          B         $ 95.57         --
AXA SMARTBETA EQUITY..............................  1.25%          B         $ 95.54         --

AXA/AB DYNAMIC MODERATE GROWTH....................  0.50%          B         $123.65         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.70%          B         $122.75         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.90%          B         $121.85          3
AXA/AB DYNAMIC MODERATE GROWTH....................  0.95%          B         $121.63          3
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B         $120.96          4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B         $120.51         67
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B         $120.29         16
AXA/AB DYNAMIC MODERATE GROWTH....................  1.34%          B         $119.89         27

AXA/AB SMALL CAP GROWTH...........................  0.70%          A         $272.48          3
AXA/AB SMALL CAP GROWTH...........................  0.90%          A         $337.88         16
AXA/AB SMALL CAP GROWTH...........................  1.20%          A         $319.27         11
AXA/AB SMALL CAP GROWTH...........................  1.34%          A         $310.94        852
AXA/AB SMALL CAP GROWTH...........................  1.35%          A         $310.35          4
AXA/AB SMALL CAP GROWTH...........................  1.45%          A         $223.69          1
AXA/AB SMALL CAP GROWTH...........................  0.50%          B         $179.11         12
AXA/AB SMALL CAP GROWTH...........................  0.70%          B         $292.71         --
AXA/AB SMALL CAP GROWTH...........................  0.80%          B         $321.51         --
AXA/AB SMALL CAP GROWTH...........................  0.90%          B         $238.96          4
AXA/AB SMALL CAP GROWTH...........................  0.95%          B         $280.89         41
AXA/AB SMALL CAP GROWTH...........................  1.00%          B         $303.99         --
AXA/AB SMALL CAP GROWTH...........................  1.10%          B         $274.02          6
AXA/AB SMALL CAP GROWTH...........................  1.20%          B         $226.10        146
AXA/AB SMALL CAP GROWTH...........................  1.25%          B         $143.33         37
AXA/AB SMALL CAP GROWTH...........................  1.30%          B         $171.87          4

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.50%          B         $ 97.98          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.90%          B         $ 97.73         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.10%          B         $ 97.60          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.20%          B         $ 97.54          4
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.25%          B         $ 97.51          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.40%          B         $119.06          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $132.74          9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.70%          B         $130.27          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.90%          B         $127.85         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.95%          B         $127.25         36
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.00%          B         $126.66          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.10%          B         $125.47         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.20%          B         $124.29        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.25%          B         $113.90         48

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B         $121.35         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.34%          B         $122.66       471
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.45%          B         $121.39        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.50%          B         $138.59         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.70%          B         $136.01        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.90%          B         $133.49         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.95%          B         $132.86         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.10%          B         $131.00         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.20%          B         $129.77        17
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.25%          B         $108.13         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B         $122.77        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.34%          B         $128.07        90
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.45%          B         $126.74        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.50%          B         $113.98         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.70%          B         $112.01        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.90%          B         $110.08        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.95%          B         $109.61        25
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.00%          B         $211.12        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.10%          B         $121.63        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.20%          B         $107.24       134
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.25%          B         $105.83        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B         $106.55        12
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.34%          B         $105.94       408

AXA/HORIZON SMALL CAP VALUE.......................  0.50%          B         $ 87.72         1
AXA/HORIZON SMALL CAP VALUE.......................  1.10%          B         $ 87.38        --
AXA/HORIZON SMALL CAP VALUE.......................  1.20%          B         $ 87.33        --

AXA/LOOMIS SAYLES GROWTH..........................  0.40%          B         $151.19        --
AXA/LOOMIS SAYLES GROWTH..........................  0.50%          B         $227.81        --
AXA/LOOMIS SAYLES GROWTH..........................  0.70%          B         $222.71         1
AXA/LOOMIS SAYLES GROWTH..........................  0.80%          B         $261.73        --
AXA/LOOMIS SAYLES GROWTH..........................  0.90%          B         $217.73         8
AXA/LOOMIS SAYLES GROWTH..........................  0.95%          B         $216.51         8
AXA/LOOMIS SAYLES GROWTH..........................  1.00%          B         $215.29        --
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B         $212.86         6
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B         $210.45        24
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B         $166.01        20
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B         $182.81         2
AXA/LOOMIS SAYLES GROWTH..........................  1.34%          B         $207.13       153
AXA/LOOMIS SAYLES GROWTH..........................  1.35%          B         $206.89         1
AXA/LOOMIS SAYLES GROWTH..........................  1.45%          B         $204.55        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.50%          B         $136.64        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.70%          B         $134.10        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.90%          B         $131.61         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.95%          B         $130.99         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.00%          B         $130.38        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.10%          B         $129.15         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.20%          B         $127.94        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.25%          B         $109.28         3
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B         $122.80         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.34%          B         $126.26       153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.45%          B         $124.96        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE................  0.50%          B         $ 80.96         1
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.10%          B         $ 80.65        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.20%          B         $ 80.60        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.25%          B         $ 80.57        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.50%          B         $119.61         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.70%          B         $117.38         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $215.67        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $115.20        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B         $114.66        10
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.00%          B         $114.13        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B         $113.06         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B         $111.99       119
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B         $ 96.18        18
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B         $107.57         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.34%          B         $110.52       223
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.45%          B         $109.38        --

CHARTER/SM/ INTERNATIONAL MODERATE................  0.50%          B         $ 91.98        --
CHARTER/SM/ INTERNATIONAL MODERATE................  1.20%          B         $ 91.57        --

CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          A         $117.49         2
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          A         $151.59        20
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          A         $125.14         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.34%          A         $164.52       371
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.35%          A         $175.27         3
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.45%          A         $ 95.73         1
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.50%          B         $132.49         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          B         $122.88        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.80%          B         $126.23        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          B         $102.51         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.95%          B         $117.92        60
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.00%          B         $137.54        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.10%          B         $115.04        16
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          B         $ 96.87       140
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.25%          B         $ 90.18        28
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B         $ 93.86         4

CHARTER/SM/ REAL ASSETS...........................  1.20%          B         $ 86.47        --
CHARTER/SM/ REAL ASSETS...........................  1.25%          B         $ 86.44        --

CHARTER/SM/ SMALL CAP GROWTH......................  0.50%          B         $168.45        --
CHARTER/SM/ SMALL CAP GROWTH......................  0.70%          B         $164.68         1
CHARTER/SM/ SMALL CAP GROWTH......................  0.90%          B         $161.00         5
CHARTER/SM/ SMALL CAP GROWTH......................  0.95%          B         $160.09        11
CHARTER/SM/ SMALL CAP GROWTH......................  1.00%          B         $159.19        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B         $157.39         3
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B         $155.61        19
CHARTER/SM/ SMALL CAP GROWTH......................  1.25%          B         $105.40         7
CHARTER/SM/ SMALL CAP GROWTH......................  1.30%          B         $120.53         1
CHARTER/SM/ SMALL CAP GROWTH+.....................  1.34%          B         $152.21        12
CHARTER/SM/ SMALL CAP GROWTH......................  1.34%          B         $153.16       206
CHARTER/SM/ SMALL CAP GROWTH......................  1.35%          B         $152.98        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.45%          B         $151.25        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.......................  0.50%          B         $219.62          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.70%          B         $225.90          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.90%          B         $218.57         11
CHARTER/SM/ SMALL CAP VALUE.......................  0.95%          B         $171.06         22
CHARTER/SM/ SMALL CAP VALUE.......................  1.00%          B         $215.00         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.10%          B         $211.47          2
CHARTER/SM/ SMALL CAP VALUE.......................  1.20%          B         $207.98         31
CHARTER/SM/ SMALL CAP VALUE.......................  1.25%          B         $ 93.71          4
CHARTER/SM/ SMALL CAP VALUE.......................  1.30%          B         $102.19         --
CHARTER/SM/ SMALL CAP VALUE+......................  1.34%          B         $201.50         15
CHARTER/SM/ SMALL CAP VALUE.......................  1.34%          B         $203.22        417
CHARTER/SM/ SMALL CAP VALUE.......................  1.35%          B         $202.88         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.45%          B         $156.45         --

EQ/BLACKROCK BASIC VALUE EQUITY...................  0.50%          B         $220.27          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.70%          B         $271.73          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.80%          B         $253.64         --
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $256.30         14
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $262.33         82
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.95%          B         $217.25         69
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.00%          B         $257.76          1
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B         $253.24         31
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $246.91        602
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $248.79         79
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B         $120.15        220
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          B         $136.00          7
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.34%          B         $314.30      1,269
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.35%          B         $242.27          5
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.45%          B         $236.23          1

EQ/BOSTON ADVISORS EQUITY INCOME..................  0.50%          B         $186.71         16
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.70%          B         $182.54          1
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.80%          B         $264.32         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.90%          B         $178.46         23
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.95%          B         $177.45         19
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.00%          B         $176.45         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.10%          B         $174.46          8
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.20%          B         $172.48        130
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.25%          B         $123.45         28
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.30%          B         $139.08          5
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.34%          B         $169.77        374
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.35%          B         $169.57         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.45%          B         $167.65         --

EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.00%          B         $162.21         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.40%          B         $153.66          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.50%          B         $132.02          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.70%          B         $144.57          2
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.90%          B         $139.88          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.95%          B         $177.87          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.00%          B         $137.59         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.10%          B         $135.32          3
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.20%          B         $133.09         65
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.25%          B         $133.05          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.30%          B         $146.31          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.34%          B         $130.04        233
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.45%          B         $165.49         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH......................  0.70%          B         $219.27          2
EQ/CAPITAL GUARDIAN RESEARCH......................  0.90%          B         $212.16         14
EQ/CAPITAL GUARDIAN RESEARCH......................  0.95%          B         $210.41         34
EQ/CAPITAL GUARDIAN RESEARCH......................  1.10%          B         $205.26          2
EQ/CAPITAL GUARDIAN RESEARCH......................  1.20%          B         $201.88        139
EQ/CAPITAL GUARDIAN RESEARCH......................  1.25%          B         $141.37        127
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B         $154.09          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.34%          B         $197.26        690
EQ/CAPITAL GUARDIAN RESEARCH......................  1.35%          B         $196.93          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.45%          B         $193.68          1

EQ/COMMON STOCK INDEX.............................  0.70%          A         $225.87         23
EQ/COMMON STOCK INDEX+............................  0.74%          A         $729.78         42
EQ/COMMON STOCK INDEX+............................  0.74%          A         $790.51         16
EQ/COMMON STOCK INDEX.............................  0.90%          A         $315.63         43
EQ/COMMON STOCK INDEX.............................  1.20%          A         $254.85         24
EQ/COMMON STOCK INDEX.............................  1.35%          A         $388.12        901
EQ/COMMON STOCK INDEX.............................  1.35%          A         $405.53         14
EQ/COMMON STOCK INDEX+............................  1.40%          A         $509.85      3,160
EQ/COMMON STOCK INDEX.............................  1.45%          A         $155.18         14
EQ/COMMON STOCK INDEX.............................  0.40%          B         $149.47         11
EQ/COMMON STOCK INDEX.............................  0.50%          B         $145.49          1
EQ/COMMON STOCK INDEX.............................  0.70%          B         $148.85         --
EQ/COMMON STOCK INDEX.............................  0.80%          B         $289.08         --
EQ/COMMON STOCK INDEX.............................  0.90%          B         $150.85         13
EQ/COMMON STOCK INDEX.............................  0.90%          B         $168.82         45
EQ/COMMON STOCK INDEX.............................  0.95%          B         $142.85        150
EQ/COMMON STOCK INDEX.............................  1.00%          B         $245.21         --
EQ/COMMON STOCK INDEX.............................  1.10%          B         $139.35         14
EQ/COMMON STOCK INDEX.............................  1.20%          B         $156.84        494
EQ/COMMON STOCK INDEX.............................  1.25%          B         $123.84        129
EQ/COMMON STOCK INDEX.............................  1.30%          B         $137.96         13

EQ/CORE BOND INDEX................................  0.40%          B         $101.08          9
EQ/CORE BOND INDEX................................  0.50%          B         $129.27          5
EQ/CORE BOND INDEX................................  0.70%          B         $125.66          3
EQ/CORE BOND INDEX................................  0.90%          B         $122.14         35
EQ/CORE BOND INDEX................................  0.95%          B         $121.28         80
EQ/CORE BOND INDEX................................  1.00%          B         $120.43         --
EQ/CORE BOND INDEX................................  1.10%          B         $118.72         17
EQ/CORE BOND INDEX................................  1.20%          B         $117.04        187
EQ/CORE BOND INDEX................................  1.25%          B         $100.01         51
EQ/CORE BOND INDEX................................  1.30%          B         $ 99.97          4
EQ/CORE BOND INDEX................................  1.34%          B         $114.73        572
EQ/CORE BOND INDEX................................  1.35%          B         $114.57         --
EQ/CORE BOND INDEX................................  1.45%          B         $112.94         --

EQ/EMERGING MARKETS EQUITY PLUS...................  0.50%          B         $ 74.51         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.70%          B         $ 74.11         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.90%          B         $ 73.72          1
EQ/EMERGING MARKETS EQUITY PLUS...................  0.95%          B         $ 73.62         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.00%          B         $ 73.52         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B         $ 73.33          1
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B         $ 73.13         21
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B         $ 73.03          3
EQ/EMERGING MARKETS EQUITY PLUS...................  1.34%          B         $ 72.86         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............................  0.70%          A         $250.07         18
EQ/EQUITY 500 INDEX...............................  0.90%          A         $349.87         74
EQ/EQUITY 500 INDEX...............................  1.20%          A         $283.09         54
EQ/EQUITY 500 INDEX...............................  1.34%          A         $461.99      1,890
EQ/EQUITY 500 INDEX...............................  1.35%          A         $460.97          8
EQ/EQUITY 500 INDEX...............................  1.45%          A         $173.28          6
EQ/EQUITY 500 INDEX...............................  0.40%          B         $149.79         45
EQ/EQUITY 500 INDEX...............................  0.50%          B         $163.85          7
EQ/EQUITY 500 INDEX...............................  0.70%          B         $163.98         --
EQ/EQUITY 500 INDEX...............................  0.80%          B         $285.34         --
EQ/EQUITY 500 INDEX...............................  0.90%          B         $187.73         36
EQ/EQUITY 500 INDEX...............................  0.95%          B         $157.37        105
EQ/EQUITY 500 INDEX...............................  1.00%          B         $237.79          1
EQ/EQUITY 500 INDEX...............................  1.10%          B         $153.52         44
EQ/EQUITY 500 INDEX...............................  1.20%          B         $175.11        987
EQ/EQUITY 500 INDEX...............................  1.25%          B         $135.82        244
EQ/EQUITY 500 INDEX...............................  1.30%          B         $152.10          9

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $158.62         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.70%          B         $155.25         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.90%          B         $151.95          7
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.95%          B         $151.14         11
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.10%          B         $148.71          4
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.20%          B         $147.11          8
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.25%          B         $117.63         12
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.30%          B         $128.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.84          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.91         83
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.45%          B         $143.19         --

EQ/GAMCO SMALL COMPANY VALUE......................  0.40%          B         $144.27          4
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B         $291.02          5
EQ/GAMCO SMALL COMPANY VALUE......................  0.70%          B         $284.51          8
EQ/GAMCO SMALL COMPANY VALUE......................  0.80%          B         $332.18         --
EQ/GAMCO SMALL COMPANY VALUE......................  0.90%          B         $278.15        114
EQ/GAMCO SMALL COMPANY VALUE......................  0.95%          B         $276.59         48
EQ/GAMCO SMALL COMPANY VALUE......................  1.00%          B         $275.03          4
EQ/GAMCO SMALL COMPANY VALUE......................  1.10%          B         $271.92         37
EQ/GAMCO SMALL COMPANY VALUE......................  1.20%          B         $268.85        744
EQ/GAMCO SMALL COMPANY VALUE......................  1.25%          B         $171.00        202
EQ/GAMCO SMALL COMPANY VALUE......................  1.30%          B         $202.11         10
EQ/GAMCO SMALL COMPANY VALUE......................  1.34%          B         $264.61      1,490
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B         $264.30          2
EQ/GAMCO SMALL COMPANY VALUE......................  1.45%          B         $261.31          1

EQ/GLOBAL BOND PLUS...............................  0.50%          B         $124.21          3
EQ/GLOBAL BOND PLUS...............................  0.70%          B         $121.67          2
EQ/GLOBAL BOND PLUS...............................  0.80%          B         $112.57         --
EQ/GLOBAL BOND PLUS...............................  0.90%          B         $119.19         25
EQ/GLOBAL BOND PLUS...............................  0.95%          B         $118.58         41
EQ/GLOBAL BOND PLUS...............................  1.00%          B         $117.97         --
EQ/GLOBAL BOND PLUS...............................  1.10%          B         $116.75         28
EQ/GLOBAL BOND PLUS...............................  1.20%          B         $115.55         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS...............................  1.25%          B         $115.64         47
EQ/GLOBAL BOND PLUS...............................  1.30%          B         $117.07          2
EQ/GLOBAL BOND PLUS...............................  1.34%          B         $113.88        281
EQ/GLOBAL BOND PLUS...............................  1.35%          B         $113.76         --
EQ/GLOBAL BOND PLUS...............................  1.45%          B         $112.59         --

EQ/HIGH YIELD BOND................................  0.50%          B         $ 99.58          1
EQ/HIGH YIELD BOND................................  0.70%          B         $ 99.05         --
EQ/HIGH YIELD BOND................................  0.80%          B         $ 98.79         --
EQ/HIGH YIELD BOND................................  0.90%          B         $ 98.52          1
EQ/HIGH YIELD BOND................................  0.95%          B         $ 98.39          3
EQ/HIGH YIELD BOND................................  1.00%          B         $ 98.26         --
EQ/HIGH YIELD BOND................................  1.10%          B         $ 98.00         --
EQ/HIGH YIELD BOND................................  1.20%          B         $ 97.73         28
EQ/HIGH YIELD BOND................................  1.25%          B         $ 97.60          8
EQ/HIGH YIELD BOND................................  1.34%          B         $ 97.37         14

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.70%          A         $164.77          1
EQ/INTERMEDIATE GOVERNMENT BOND+..................  0.74%          A         $ 94.46         11
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          A         $174.77          6
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          A         $157.03          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.34%          A         $173.02        253
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          A         $166.61          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.45%          A         $138.68         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.00%          B         $100.25         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B         $147.23          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          B         $147.64          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.95%          B         $143.68         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.00%          B         $115.82         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B         $140.17          9
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B         $140.14         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B         $107.00         29
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B         $107.27         --

EQ/INTERNATIONAL EQUITY INDEX.....................  0.70%          A         $132.45          8
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          A         $140.22         59
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          A         $121.06         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.34%          A         $133.40      2,344
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          A         $133.12         12
EQ/INTERNATIONAL EQUITY INDEX.....................  1.45%          A         $103.41          2
EQ/INTERNATIONAL EQUITY INDEX.....................  0.40%          B         $120.13          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B         $111.62          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.80%          B         $184.46         --
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          B         $113.94         19
EQ/INTERNATIONAL EQUITY INDEX.....................  0.95%          B         $109.05         95
EQ/INTERNATIONAL EQUITY INDEX.....................  1.00%          B         $165.48         --
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B         $106.38         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B         $104.38        143
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B         $ 64.89         71
EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          B         $ 78.31          9

EQ/INVESCO COMSTOCK...............................  0.50%          B         $168.39          3
EQ/INVESCO COMSTOCK...............................  0.70%          B         $164.81          1
EQ/INVESCO COMSTOCK...............................  0.90%          B         $161.31         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK...............................  0.95%          B         $160.44         26
EQ/INVESCO COMSTOCK...............................  1.00%          B         $159.58         --
EQ/INVESCO COMSTOCK...............................  1.10%          B         $157.87         21
EQ/INVESCO COMSTOCK...............................  1.20%          B         $156.17        144
EQ/INVESCO COMSTOCK...............................  1.25%          B         $122.25         43
EQ/INVESCO COMSTOCK...............................  1.30%          B         $133.40          1
EQ/INVESCO COMSTOCK...............................  1.34%          B         $153.83        451
EQ/INVESCO COMSTOCK...............................  1.35%          B         $153.66         --
EQ/INVESCO COMSTOCK...............................  1.45%          B         $152.01         --

EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.40%          B         $156.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.50%          B         $189.89          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.70%          B         $186.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.80%          B         $282.24         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $178.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $180.08         11
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.95%          B         $165.91         10
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.00%          B         $176.94         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.10%          B         $173.83          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $168.98         51
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $170.78         13
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.25%          B         $121.71         23
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          B         $136.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.34%          B         $210.22        235
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.35%          B         $166.31          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.45%          B         $161.67          1

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B         $132.85          1
EQ/LARGE CAP GROWTH INDEX.........................  0.70%          B         $142.78          3
EQ/LARGE CAP GROWTH INDEX.........................  0.80%          B         $303.73         --
EQ/LARGE CAP GROWTH INDEX.........................  0.90%          B         $138.15         44
EQ/LARGE CAP GROWTH INDEX.........................  0.95%          B         $137.01         59
EQ/LARGE CAP GROWTH INDEX.........................  1.00%          B         $135.89         --
EQ/LARGE CAP GROWTH INDEX.........................  1.10%          B         $133.66         20
EQ/LARGE CAP GROWTH INDEX.........................  1.20%          B         $131.46        292
EQ/LARGE CAP GROWTH INDEX.........................  1.25%          B         $173.52         32
EQ/LARGE CAP GROWTH INDEX.........................  1.30%          B         $192.69          1
EQ/LARGE CAP GROWTH INDEX.........................  1.34%          B         $128.44      1,064
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B         $128.23          1
EQ/LARGE CAP GROWTH INDEX.........................  1.45%          B         $126.12          1

EQ/LARGE CAP VALUE INDEX..........................  0.50%          B         $ 99.19          1
EQ/LARGE CAP VALUE INDEX..........................  0.70%          B         $ 97.16          2
EQ/LARGE CAP VALUE INDEX..........................  0.90%          B         $ 95.17         43
EQ/LARGE CAP VALUE INDEX..........................  0.95%          B         $ 94.68         27
EQ/LARGE CAP VALUE INDEX..........................  1.00%          B         $ 94.20         --
EQ/LARGE CAP VALUE INDEX..........................  1.10%          B         $ 93.23         14
EQ/LARGE CAP VALUE INDEX..........................  1.20%          B         $ 92.26        159
EQ/LARGE CAP VALUE INDEX..........................  1.25%          B         $ 77.38         39
EQ/LARGE CAP VALUE INDEX..........................  1.30%          B         $ 84.80          1
EQ/LARGE CAP VALUE INDEX..........................  1.34%          B         $ 90.93        411
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B         $ 90.84         --
EQ/LARGE CAP VALUE INDEX..........................  1.45%          B         $ 89.90         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.......................  0.40%          B         $115.90          4
EQ/MFS INTERNATIONAL GROWTH.......................  0.50%          B         $174.90         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.70%          B         $171.18          3
EQ/MFS INTERNATIONAL GROWTH.......................  0.80%          B         $204.44         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.90%          B         $167.54         41
EQ/MFS INTERNATIONAL GROWTH.......................  0.95%          B         $166.64         14
EQ/MFS INTERNATIONAL GROWTH.......................  1.00%          B         $165.75          1
EQ/MFS INTERNATIONAL GROWTH.......................  1.10%          B         $163.97         11
EQ/MFS INTERNATIONAL GROWTH.......................  1.20%          B         $162.20        164
EQ/MFS INTERNATIONAL GROWTH.......................  1.25%          B         $100.02         31
EQ/MFS INTERNATIONAL GROWTH.......................  1.30%          B         $119.18          2
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.71         20
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.77        328
EQ/MFS INTERNATIONAL GROWTH.......................  1.35%          B         $159.60         --
EQ/MFS INTERNATIONAL GROWTH.......................  1.45%          B         $157.88         --

EQ/MID CAP INDEX..................................  0.40%          B         $145.75         43
EQ/MID CAP INDEX..................................  0.50%          B         $200.01          1
EQ/MID CAP INDEX..................................  0.70%          B         $189.46          9
EQ/MID CAP INDEX..................................  0.80%          B         $307.49         --
EQ/MID CAP INDEX..................................  0.90%          B         $183.70         98
EQ/MID CAP INDEX..................................  0.95%          B         $182.28         62
EQ/MID CAP INDEX..................................  1.00%          B         $180.88          2
EQ/MID CAP INDEX..................................  1.10%          B         $178.10         17
EQ/MID CAP INDEX..................................  1.20%          B         $175.35        445
EQ/MID CAP INDEX..................................  1.25%          B         $120.05        151
EQ/MID CAP INDEX..................................  1.30%          B         $140.23          4
EQ/MID CAP INDEX..................................  1.34%          B         $171.58      1,835
EQ/MID CAP INDEX..................................  1.35%          B         $171.31         --
EQ/MID CAP INDEX..................................  1.45%          B         $168.67         --

EQ/MONEY MARKET++.................................  0.00%          A         $  1.00        338
EQ/MONEY MARKET++.................................  0.70%          A         $  1.00          1
EQ/MONEY MARKET...................................  0.70%          A         $130.18          1
EQ/MONEY MARKET...................................  0.74%          A         $ 45.73         23
EQ/MONEY MARKET++.................................  0.90%          A         $  1.00         11
EQ/MONEY MARKET...................................  0.90%          A         $134.65         33
EQ/MONEY MARKET++.................................  1.20%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.20%          A         $123.32          1
EQ/MONEY MARKET++.................................  1.34%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.35%          A         $132.78         76
EQ/MONEY MARKET...................................  1.35%          A         $133.41         13
EQ/MONEY MARKET...................................  1.40%          A         $ 33.61        769
EQ/MONEY MARKET...................................  1.45%          A         $110.42         --
EQ/MONEY MARKET++.................................  0.00%          B         $  1.00        733
EQ/MONEY MARKET++.................................  0.40%          B         $  1.00         10
EQ/MONEY MARKET...................................  0.40%          B         $ 98.66          2
EQ/MONEY MARKET++.................................  0.50%          B         $  1.00          1
EQ/MONEY MARKET...................................  0.50%          B         $114.55          3
EQ/MONEY MARKET++.................................  0.80%          B         $  1.00         --
EQ/MONEY MARKET++.................................  0.90%          B         $  1.00          6
EQ/MONEY MARKET...................................  0.90%          B         $106.94         --
EQ/MONEY MARKET...................................  0.90%          B         $118.22          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  0.95%          B         $112.49         76
EQ/MONEY MARKET++.................................  1.00%          B         $  1.00         --
EQ/MONEY MARKET...................................  1.00%          B         $101.96         --
EQ/MONEY MARKET++.................................  1.10%          B         $  1.00        313
EQ/MONEY MARKET...................................  1.10%          B         $109.74         30
EQ/MONEY MARKET++.................................  1.20%          B         $  1.00      3,250
EQ/MONEY MARKET...................................  1.20%          B         $112.00         40
EQ/MONEY MARKET...................................  1.25%          B         $ 93.76         68
EQ/MONEY MARKET...................................  1.30%          B         $ 95.72          4

EQ/MORGAN STANLEY MID CAP GROWTH..................  0.40%          B         $132.15          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.50%          B         $226.11         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.70%          B         $221.30          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.80%          B         $275.88         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.90%          B         $216.60         71
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.95%          B         $215.44         20
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.00%          B         $214.28          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.10%          B         $211.98         25
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.20%          B         $209.70        392
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.25%          B         $136.54        130
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.30%          B         $161.49          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.34%          B         $206.56        692
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.35%          B         $206.33          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.45%          B         $204.11         --

EQ/OPPENHEIMER GLOBAL.............................  0.50%          B         $155.20          4
EQ/OPPENHEIMER GLOBAL.............................  0.70%          B         $152.31          2
EQ/OPPENHEIMER GLOBAL.............................  0.90%          B         $149.48         19
EQ/OPPENHEIMER GLOBAL.............................  0.95%          B         $148.78         17
EQ/OPPENHEIMER GLOBAL.............................  1.00%          B         $148.09          1
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B         $146.70         18
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B         $145.32        258
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B         $119.21         78
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B         $136.55          2
EQ/OPPENHEIMER GLOBAL.............................  1.34%          B         $143.41        453
EQ/OPPENHEIMER GLOBAL.............................  1.45%          B         $141.93         --

EQ/PIMCO GLOBAL REAL RETURN.......................  0.50%          B         $ 95.12         10
EQ/PIMCO GLOBAL REAL RETURN.......................  0.70%          B         $ 94.62          1
EQ/PIMCO GLOBAL REAL RETURN.......................  0.90%          B         $ 94.11         11
EQ/PIMCO GLOBAL REAL RETURN.......................  0.95%          B         $ 93.99          6
EQ/PIMCO GLOBAL REAL RETURN.......................  1.00%          B         $ 93.86         --
EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B         $ 93.61          7
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B         $ 93.36         57
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B         $ 93.24         32
EQ/PIMCO GLOBAL REAL RETURN.......................  1.34%          B         $ 93.01         60
EQ/PIMCO GLOBAL REAL RETURN.......................  1.45%          B         $ 92.74         --

EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          A         $ 96.03          1
EQ/PIMCO ULTRA SHORT BOND.........................  0.50%          B         $112.26          4
EQ/PIMCO ULTRA SHORT BOND.........................  0.70%          B         $109.88          6
EQ/PIMCO ULTRA SHORT BOND.........................  0.80%          B         $103.49         --
EQ/PIMCO ULTRA SHORT BOND.........................  0.90%          B         $107.54         33

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.........................  0.95%          B         $ 106.96        74
EQ/PIMCO ULTRA SHORT BOND.........................  1.00%          B         $ 106.39        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B         $ 105.25        42
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B         $ 104.12       168
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B         $ 104.89        62
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B         $ 104.13         2
EQ/PIMCO ULTRA SHORT BOND.........................  1.34%          B         $ 102.56       466
EQ/PIMCO ULTRA SHORT BOND.........................  1.35%          B         $ 102.44        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.45%          B         $ 101.34        --

EQ/QUALITY BOND PLUS..............................  0.70%          A         $ 166.85         1
EQ/QUALITY BOND PLUS..............................  0.90%          A         $ 182.64        11
EQ/QUALITY BOND PLUS..............................  1.20%          A         $ 160.31         2
EQ/QUALITY BOND PLUS..............................  1.34%          A         $ 176.98       375
EQ/QUALITY BOND PLUS..............................  1.35%          A         $ 186.39         2
EQ/QUALITY BOND PLUS..............................  1.45%          A         $ 138.34        --
EQ/QUALITY BOND PLUS..............................  0.50%          B         $ 147.94         2
EQ/QUALITY BOND PLUS..............................  0.80%          B         $ 112.96        --
EQ/QUALITY BOND PLUS..............................  0.90%          B         $ 147.35         2
EQ/QUALITY BOND PLUS..............................  0.95%          B         $ 144.63        46
EQ/QUALITY BOND PLUS..............................  1.00%          B         $ 116.66        --
EQ/QUALITY BOND PLUS..............................  1.10%          B         $ 141.09        10
EQ/QUALITY BOND PLUS..............................  1.20%          B         $ 140.00        77
EQ/QUALITY BOND PLUS..............................  1.25%          B         $ 103.25        21
EQ/QUALITY BOND PLUS..............................  1.30%          B         $ 103.23         1

EQ/SMALL COMPANY INDEX............................  0.40%          B         $ 142.42        42
EQ/SMALL COMPANY INDEX............................  0.50%          B         $ 254.21        --
EQ/SMALL COMPANY INDEX............................  0.70%          B         $ 247.10         4
EQ/SMALL COMPANY INDEX............................  0.90%          B         $ 240.19        34
EQ/SMALL COMPANY INDEX............................  0.95%          B         $ 238.49        21
EQ/SMALL COMPANY INDEX............................  1.00%          B         $ 236.81        --
EQ/SMALL COMPANY INDEX............................  1.10%          B         $ 233.46        10
EQ/SMALL COMPANY INDEX............................  1.20%          B         $ 230.15       173
EQ/SMALL COMPANY INDEX............................  1.25%          B         $ 130.35        79
EQ/SMALL COMPANY INDEX............................  1.30%          B         $ 143.37         2
EQ/SMALL COMPANY INDEX............................  1.34%          B         $ 225.61       719
EQ/SMALL COMPANY INDEX............................  1.35%          B         $ 225.29         1
EQ/SMALL COMPANY INDEX............................  1.45%          B         $ 222.09        --

EQ/T. ROWE PRICE GROWTH STOCK.....................  0.40%          B         $ 165.55        25
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.50%          B         $ 208.58         1
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.70%          B         $ 203.92         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.80%          B         $ 317.05        --
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.90%          B         $ 199.36        80
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.95%          B         $ 198.23        36
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.00%          B         $ 197.12         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.10%          B         $ 194.89        28
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.20%          B         $ 192.69       703
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.25%          B         $ 163.21       194
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          B         $ 176.39         3
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.34%          B         $ 189.65     1,089
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.35%          B         $ 189.43         2
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.45%          B         $ 187.29        --

EQ/UBS GROWTH & INCOME............................  0.50%          B         $ 196.36        --
EQ/UBS GROWTH & INCOME............................  0.70%          B         $ 191.97         3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME............................  0.90%          B         $ 187.67        7
EQ/UBS GROWTH & INCOME............................  0.95%          B         $ 186.62        8
EQ/UBS GROWTH & INCOME............................  1.10%          B         $ 183.47        2
EQ/UBS GROWTH & INCOME............................  1.20%          B         $ 181.39       26
EQ/UBS GROWTH & INCOME............................  1.25%          B         $ 126.16       44
EQ/UBS GROWTH & INCOME............................  1.30%          B         $ 139.50        2
EQ/UBS GROWTH & INCOME............................  1.34%          B         $ 178.53      112
EQ/UBS GROWTH & INCOME............................  1.45%          B         $ 176.31       --

EQ/WELLS FARGO OMEGA GROWTH.......................  0.50%          B         $ 189.97       --
EQ/WELLS FARGO OMEGA GROWTH.......................  0.70%          B         $ 190.20        6
EQ/WELLS FARGO OMEGA GROWTH.......................  0.90%          B         $ 184.04       34
EQ/WELLS FARGO OMEGA GROWTH.......................  0.95%          B         $ 182.52       40
EQ/WELLS FARGO OMEGA GROWTH.......................  1.10%          B         $ 178.05       23
EQ/WELLS FARGO OMEGA GROWTH.......................  1.20%          B         $ 175.12       93
EQ/WELLS FARGO OMEGA GROWTH.......................  1.25%          B         $ 177.32       84
EQ/WELLS FARGO OMEGA GROWTH.......................  1.30%          B         $ 202.69        2
EQ/WELLS FARGO OMEGA GROWTH.......................  1.34%          B         $ 171.11      739
EQ/WELLS FARGO OMEGA GROWTH.......................  1.35%          B         $ 170.82        1
EQ/WELLS FARGO OMEGA GROWTH.......................  1.45%          B         $ 168.01       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 172.00        2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 170.04       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 188.56        1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.80%   SERVICE CLASS 2  $ 169.07       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 168.10       26
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 186.55       47
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.95%   SERVICE CLASS 2  $ 186.05       19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 167.14        6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 166.18       28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 165.23      792
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 183.56       45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.25%   SERVICE CLASS 2  $ 183.07      157
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.34%   SERVICE CLASS 2  $ 182.18      661
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.45%   SERVICE CLASS 2  $ 144.40       --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 157.43        4
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 153.86        1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 152.98       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 152.10       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 151.22       45

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.50%   SERVICE CLASS 2  $ 159.43       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $ 156.71       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $ 155.81        2
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.00%   SERVICE CLASS 2  $ 154.92        1
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.10%   SERVICE CLASS 2  $ 154.03        3
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.20%   SERVICE CLASS 2  $ 153.15      185

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.50%   SERVICE SHARES   $ 158.12        3
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 134.86       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 156.32       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $ 155.42       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 133.61       10
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 154.53        4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.95%   SERVICE SHARES   $133.29         7
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.00%   SERVICE SHARES   $153.65         1
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.10%   SERVICE SHARES   $152.77         6
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $131.74         2
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $151.89        91
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.25%   SERVICE SHARES   $131.43        50
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.34%   SERVICE SHARES   $130.88       144

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%     SERIES II      $ 98.20        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.50%     SERIES II      $159.08        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.70%     SERIES II      $157.26        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.80%     SERIES II      $156.36        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.90%     SERIES II      $155.47         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.00%     SERIES II      $154.58        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.10%     SERIES II      $153.69        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.20%     SERIES II      $152.81        65

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.50%     SERIES II      $148.76        16
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $145.01         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $147.06        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $143.46        23
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $145.39         5
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.95%     SERIES II      $143.08        10
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.00%     SERIES II      $144.56         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%     SERIES II      $143.73        12
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $141.16         9
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $142.90       162
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%     SERIES II      $140.79        33
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.34%     SERIES II      $140.10       232
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.45%     SERIES II      $121.58        --

INVESCO V.I. HIGH YIELD FUND......................  0.50%     SERIES II      $114.74         4
INVESCO V.I. HIGH YIELD FUND......................  0.70%     SERIES II      $113.67         1
INVESCO V.I. HIGH YIELD FUND......................  0.80%     SERIES II      $113.14        --
INVESCO V.I. HIGH YIELD FUND......................  0.90%     SERIES II      $112.62         7
INVESCO V.I. HIGH YIELD FUND......................  0.95%     SERIES II      $112.35        11
INVESCO V.I. HIGH YIELD FUND......................  1.00%     SERIES II      $112.09        --
INVESCO V.I. HIGH YIELD FUND......................  1.10%     SERIES II      $111.57         6
INVESCO V.I. HIGH YIELD FUND......................  1.20%     SERIES II      $111.04       101
INVESCO V.I. HIGH YIELD FUND......................  1.25%     SERIES II      $110.78        46
INVESCO V.I. HIGH YIELD FUND......................  1.34%     SERIES II      $110.32        79
INVESCO V.I. HIGH YIELD FUND......................  1.45%     SERIES II      $109.75        --

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.50%     SERIES II      $133.11         4
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.70%     SERIES II      $113.01         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $111.96        15
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $130.09         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.95%     SERIES II      $111.70         9
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.00%     SERIES II      $129.34         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%     SERIES II      $128.60         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $110.40         8
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $127.86       199

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II     $110.14        16
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.34%      SERIES II     $109.67       187
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.45%      SERIES II     $109.11        --

INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.50%      SERIES II     $135.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.70%      SERIES II     $146.96        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.80%      SERIES II     $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $132.30         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $145.39         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.95%      SERIES II     $145.00         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.00%      SERIES II     $131.54        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.10%      SERIES II     $130.79         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $130.03        37
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $143.06         4
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.25%      SERIES II     $142.67         9
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.34%      SERIES II     $141.98        47
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.45%      SERIES II     $113.79        --

INVESCO V.I. SMALL CAP EQUITY FUND................  0.50%      SERIES II     $157.96        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $156.16        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $178.55        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $154.38         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $176.64         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.95%      SERIES II     $176.17         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.00%      SERIES II     $153.50        --
INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II     $152.61         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $151.73        20
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $173.81         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II     $173.34         4
INVESCO V.I. SMALL CAP EQUITY FUND................  1.34%      SERIES II     $172.50        23

IVY FUNDS VIP ENERGY..............................  0.40%    COMMON SHARES   $ 88.18         5
IVY FUNDS VIP ENERGY..............................  0.50%    COMMON SHARES   $ 91.23         5
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $ 90.19        --
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $101.98         3
IVY FUNDS VIP ENERGY..............................  0.80%    COMMON SHARES   $ 89.67        --
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $ 89.16         4
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $100.89        11
IVY FUNDS VIP ENERGY..............................  0.95%    COMMON SHARES   $100.62         7
IVY FUNDS VIP ENERGY..............................  1.00%    COMMON SHARES   $ 88.65        --
IVY FUNDS VIP ENERGY..............................  1.10%    COMMON SHARES   $ 88.14        12
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 87.63       142
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 99.27        21
IVY FUNDS VIP ENERGY..............................  1.25%    COMMON SHARES   $ 99.01        20
IVY FUNDS VIP ENERGY..............................  1.34%    COMMON SHARES   $ 98.52       186
IVY FUNDS VIP ENERGY..............................  1.45%    COMMON SHARES   $ 73.88        --

IVY FUNDS VIP HIGH INCOME.........................  0.50%    COMMON SHARES   $136.58        12
IVY FUNDS VIP HIGH INCOME.........................  0.70%    COMMON SHARES   $135.12         2
IVY FUNDS VIP HIGH INCOME.........................  0.80%    COMMON SHARES   $134.40        --
IVY FUNDS VIP HIGH INCOME.........................  0.90%    COMMON SHARES   $133.68        66
IVY FUNDS VIP HIGH INCOME.........................  0.95%    COMMON SHARES   $133.32        41
IVY FUNDS VIP HIGH INCOME.........................  1.00%    COMMON SHARES   $132.96         3
IVY FUNDS VIP HIGH INCOME.........................  1.10%    COMMON SHARES   $132.25        32

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME.........................  1.20%   COMMON SHARES    $131.53       439
IVY FUNDS VIP HIGH INCOME.........................  1.25%   COMMON SHARES    $131.18       200
IVY FUNDS VIP HIGH INCOME.........................  1.34%   COMMON SHARES    $130.54       445
IVY FUNDS VIP HIGH INCOME.........................  1.45%   COMMON SHARES    $115.74        --

IVY FUNDS VIP MID CAP GROWTH......................  0.50%   COMMON SHARES    $132.54         1
IVY FUNDS VIP MID CAP GROWTH......................  0.70%   COMMON SHARES    $131.31         2
IVY FUNDS VIP MID CAP GROWTH......................  0.80%   COMMON SHARES    $130.69        --
IVY FUNDS VIP MID CAP GROWTH......................  0.90%   COMMON SHARES    $130.09        27
IVY FUNDS VIP MID CAP GROWTH......................  0.95%   COMMON SHARES    $129.78         9
IVY FUNDS VIP MID CAP GROWTH......................  1.00%   COMMON SHARES    $129.48         1
IVY FUNDS VIP MID CAP GROWTH......................  1.10%   COMMON SHARES    $128.87         8
IVY FUNDS VIP MID CAP GROWTH......................  1.20%   COMMON SHARES    $128.27       235
IVY FUNDS VIP MID CAP GROWTH......................  1.25%   COMMON SHARES    $127.97        39
IVY FUNDS VIP MID CAP GROWTH......................  1.34%   COMMON SHARES    $127.43       371
IVY FUNDS VIP MID CAP GROWTH......................  1.45%   COMMON SHARES    $126.77        --

IVY FUNDS VIP SMALL CAP GROWTH....................  0.50%   COMMON SHARES    $153.92        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.70%   COMMON SHARES    $120.51         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $119.39         3
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $150.43         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.95%   COMMON SHARES    $119.11         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.00%   COMMON SHARES    $149.57        --
IVY FUNDS VIP SMALL CAP GROWTH....................  1.10%   COMMON SHARES    $148.71         2
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $117.72         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $147.86        44
IVY FUNDS VIP SMALL CAP GROWTH....................  1.25%   COMMON SHARES    $117.45        14
IVY FUNDS VIP SMALL CAP GROWTH....................  1.34%   COMMON SHARES    $116.95        87

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.50%   SERVICE SHARES   $ 83.53        20
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.70%   SERVICE SHARES   $ 82.64         7
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES   $ 82.19        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES   $ 81.75        69
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.95%   SERVICE SHARES   $ 81.53        33
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.00%   SERVICE SHARES   $ 81.31         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.10%   SERVICE SHARES   $ 80.88        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.20%   SERVICE SHARES   $ 80.44       626
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.25%   SERVICE SHARES   $ 80.23        64
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.34%   SERVICE SHARES   $ 79.84       724
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.45%   SERVICE SHARES   $ 71.17        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS    $ 97.71        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.50%   SERVICE CLASS    $162.29        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $160.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $168.07         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS    $159.52        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $158.61        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $166.27        45
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.95%   SERVICE CLASS    $165.83        25
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.00%   SERVICE CLASS    $157.70         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.10%   SERVICE CLASS    $156.80        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $155.90       564
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $163.61        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.25%    SERVICE CLASS   $163.17        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.34%    SERVICE CLASS   $162.38       670
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.45%    SERVICE CLASS   $136.90        --

MFS(R) INVESTORS TRUST SERIES.....................  0.50%    SERVICE CLASS   $168.77        --
MFS(R) INVESTORS TRUST SERIES.....................  0.70%    SERVICE CLASS   $187.88        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $164.95        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $185.88         2
MFS(R) INVESTORS TRUST SERIES.....................  0.95%    SERVICE CLASS   $185.38         2
MFS(R) INVESTORS TRUST SERIES.....................  1.00%    SERVICE CLASS   $164.00        --
MFS(R) INVESTORS TRUST SERIES.....................  1.10%    SERVICE CLASS   $163.06         1
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $162.12        31
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $182.90         2
MFS(R) INVESTORS TRUST SERIES.....................  1.25%    SERVICE CLASS   $182.41         5
MFS(R) INVESTORS TRUST SERIES.....................  1.34%    SERVICE CLASS   $181.52        25

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.50%    SERVICE CLASS   $196.01        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.70%    SERVICE CLASS   $193.91        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.80%    SERVICE CLASS   $192.88        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.90%    SERVICE CLASS   $191.84         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.95%    SERVICE CLASS   $191.33        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.00%    SERVICE CLASS   $190.82        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.10%    SERVICE CLASS   $189.79        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.20%    SERVICE CLASS   $188.77        28
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.25%    SERVICE CLASS   $188.26         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.34%    SERVICE CLASS   $187.35        21

MFS(R) TECHNOLOGY PORTFOLIO.......................  0.50%    SERVICE CLASS   $221.00         2
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.70%    SERVICE CLASS   $218.64         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.80%    SERVICE CLASS   $217.47        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.90%    SERVICE CLASS   $216.30         8
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.95%    SERVICE CLASS   $215.72         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.00%    SERVICE CLASS   $215.15        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.10%    SERVICE CLASS   $213.99         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.20%    SERVICE CLASS   $212.84        89
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.25%    SERVICE CLASS   $212.27        20
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.34%    SERVICE CLASS   $211.24       135
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.45%    SERVICE CLASS   $163.86        --

MFS(R) UTILITIES SERIES...........................  0.40%    SERVICE CLASS   $118.57         6
MFS(R) UTILITIES SERIES...........................  0.50%    SERVICE CLASS   $150.57         1
MFS(R) UTILITIES SERIES...........................  0.70%    SERVICE CLASS   $148.96         1
MFS(R) UTILITIES SERIES...........................  0.80%    SERVICE CLASS   $148.17        --
MFS(R) UTILITIES SERIES...........................  0.90%    SERVICE CLASS   $147.37        27
MFS(R) UTILITIES SERIES...........................  0.95%    SERVICE CLASS   $146.98         9
MFS(R) UTILITIES SERIES...........................  1.00%    SERVICE CLASS   $146.58        --
MFS(R) UTILITIES SERIES...........................  1.10%    SERVICE CLASS   $145.80        11
MFS(R) UTILITIES SERIES...........................  1.20%    SERVICE CLASS   $145.01       195
MFS(R) UTILITIES SERIES...........................  1.25%    SERVICE CLASS   $144.62        72
MFS(R) UTILITIES SERIES...........................  1.34%    SERVICE CLASS   $143.92       276
MFS(R) UTILITIES SERIES...........................  1.45%    SERVICE CLASS   $116.80        --

MULTIMANAGER AGGRESSIVE EQUITY....................  0.70%          A         $133.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.29        17
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.31         2
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          A         $164.04        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          A         $ 140.71        13
MULTIMANAGER AGGRESSIVE EQUITY+...................  1.34%          A         $ 122.37     3,772
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 205.80       486
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 216.67        12
MULTIMANAGER AGGRESSIVE EQUITY....................  1.45%          A         $ 112.97         3
MULTIMANAGER AGGRESSIVE EQUITY....................  0.50%          B         $ 123.67         1
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          B         $ 100.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          B         $ 120.71        15
MULTIMANAGER AGGRESSIVE EQUITY....................  0.95%          B         $ 126.29        46
MULTIMANAGER AGGRESSIVE EQUITY....................  1.00%          B         $ 237.28        --
MULTIMANAGER AGGRESSIVE EQUITY....................  1.10%          B         $ 123.20         8
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          B         $ 114.13       107
MULTIMANAGER AGGRESSIVE EQUITY....................  1.25%          B         $ 130.97        15
MULTIMANAGER AGGRESSIVE EQUITY....................  1.30%          B         $ 151.43         2

MULTIMANAGER CORE BOND............................  0.40%          B         $ 101.82         3
MULTIMANAGER CORE BOND............................  0.50%          B         $ 162.72         5
MULTIMANAGER CORE BOND............................  0.70%          B         $ 158.19         2
MULTIMANAGER CORE BOND............................  0.80%          B         $ 124.18        --
MULTIMANAGER CORE BOND............................  0.90%          B         $ 153.79        18
MULTIMANAGER CORE BOND............................  0.95%          B         $ 152.71        83
MULTIMANAGER CORE BOND............................  1.00%          B         $ 151.64         1
MULTIMANAGER CORE BOND............................  1.10%          B         $ 149.51        39
MULTIMANAGER CORE BOND............................  1.20%          B         $ 147.40       200
MULTIMANAGER CORE BOND............................  1.25%          B         $ 128.26        87
MULTIMANAGER CORE BOND............................  1.30%          B         $ 126.81         4
MULTIMANAGER CORE BOND............................  1.34%          B         $ 144.50       390
MULTIMANAGER CORE BOND............................  1.35%          B         $ 144.30         1
MULTIMANAGER CORE BOND............................  1.45%          B         $ 142.26        --

MULTIMANAGER MID CAP GROWTH.......................  0.50%          B         $ 190.66        --
MULTIMANAGER MID CAP GROWTH.......................  0.70%          B         $ 185.36         1
MULTIMANAGER MID CAP GROWTH.......................  0.90%          B         $ 180.20        11
MULTIMANAGER MID CAP GROWTH.......................  0.95%          B         $ 178.94        24
MULTIMANAGER MID CAP GROWTH.......................  1.00%          B         $ 177.68        --
MULTIMANAGER MID CAP GROWTH.......................  1.10%          B         $ 175.18         3
MULTIMANAGER MID CAP GROWTH.......................  1.20%          B         $ 172.71        36
MULTIMANAGER MID CAP GROWTH.......................  1.25%          B         $ 138.65        11
MULTIMANAGER MID CAP GROWTH.......................  1.30%          B         $ 160.67         2
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 169.32       332
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 253.22         6
MULTIMANAGER MID CAP GROWTH.......................  1.35%          B         $ 169.07        --
MULTIMANAGER MID CAP GROWTH.......................  1.45%          B         $ 166.69        --

MULTIMANAGER MID CAP VALUE........................  0.40%          B         $ 141.60        --
MULTIMANAGER MID CAP VALUE........................  0.50%          B         $ 215.51        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 183.05        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 209.52         1
MULTIMANAGER MID CAP VALUE........................  0.80%          B         $ 271.76        --
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $ 203.69        10
MULTIMANAGER MID CAP VALUE........................  0.95%          B         $ 202.26        19
MULTIMANAGER MID CAP VALUE........................  1.00%          B         $ 200.84        --
MULTIMANAGER MID CAP VALUE........................  1.10%          B         $ 198.01         5
MULTIMANAGER MID CAP VALUE........................  1.20%          B         $ 195.22        26
MULTIMANAGER MID CAP VALUE........................  1.25%          B         $ 123.86        11
MULTIMANAGER MID CAP VALUE........................  1.30%          B         $ 142.12         2
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 191.39       203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 243.71        4
MULTIMANAGER MID CAP VALUE........................  1.35%          B         $ 191.11       --
MULTIMANAGER MID CAP VALUE........................  1.45%          B         $ 188.42       --

MULTIMANAGER TECHNOLOGY...........................  0.50%          B         $ 217.98        1
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 211.92        2
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 240.45       --
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $ 324.08       --
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $ 206.03       14
MULTIMANAGER TECHNOLOGY...........................  0.95%          B         $ 204.58       28
MULTIMANAGER TECHNOLOGY...........................  1.00%          B         $ 203.14       --
MULTIMANAGER TECHNOLOGY...........................  1.10%          B         $ 200.28       10
MULTIMANAGER TECHNOLOGY...........................  1.20%          B         $ 197.46      118
MULTIMANAGER TECHNOLOGY...........................  1.25%          B         $ 163.68       21
MULTIMANAGER TECHNOLOGY...........................  1.30%          B         $ 192.04        2
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 193.58      562
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 300.55        4
MULTIMANAGER TECHNOLOGY...........................  1.35%          B         $ 193.31        1
MULTIMANAGER TECHNOLOGY...........................  1.45%          B         $ 190.58       --

OPPENHEIMER MAIN STREET FUND(R)/VA................  0.50%    SERVICE CLASS   $ 181.37        3
OPPENHEIMER MAIN STREET FUND(R)/VA................  0.90%    SERVICE CLASS   $ 177.26       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.10%    SERVICE CLASS   $ 175.24       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.20%    SERVICE CLASS   $ 174.23       12

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.00%    ADVISOR CLASS   $  75.98       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.50%    ADVISOR CLASS   $  60.44        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.70%    ADVISOR CLASS   $  59.75       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.90%    ADVISOR CLASS   $  59.07        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.00%    ADVISOR CLASS   $  58.73       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.10%    ADVISOR CLASS   $  58.40        2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.20%    ADVISOR CLASS   $  58.06       85

TARGET 2015 ALLOCATION............................  0.50%          B         $ 127.97        3
TARGET 2015 ALLOCATION............................  0.70%          B         $ 125.59       --
TARGET 2015 ALLOCATION............................  0.90%          B         $ 123.26       17
TARGET 2015 ALLOCATION............................  0.95%          B         $ 122.68        3
TARGET 2015 ALLOCATION............................  1.10%          B         $ 120.96        4
TARGET 2015 ALLOCATION............................  1.20%          B         $ 119.82       33
TARGET 2015 ALLOCATION............................  1.25%          B         $ 103.34       21
TARGET 2015 ALLOCATION............................  1.34%          B         $ 118.25      113

TARGET 2025 ALLOCATION............................  0.40%          B         $ 124.12       --
TARGET 2025 ALLOCATION............................  0.50%          B         $ 132.64        6
TARGET 2025 ALLOCATION............................  0.70%          B         $ 130.17        3
TARGET 2025 ALLOCATION............................  0.90%          B         $ 127.75       36
TARGET 2025 ALLOCATION............................  0.95%          B         $ 127.15        9
TARGET 2025 ALLOCATION............................  1.00%          B         $ 126.56       --
TARGET 2025 ALLOCATION............................  1.10%          B         $ 125.37       14
TARGET 2025 ALLOCATION............................  1.20%          B         $ 124.19      101
TARGET 2025 ALLOCATION............................  1.25%          B         $ 105.36       21
TARGET 2025 ALLOCATION............................  1.34%          B         $ 122.56      247
TARGET 2025 ALLOCATION............................  1.35%          B         $ 122.45       --
TARGET 2025 ALLOCATION............................  1.45%          B         $ 121.29       --

TARGET 2035 ALLOCATION............................  0.40%          B         $ 128.32        1
TARGET 2035 ALLOCATION............................  0.50%          B         $ 135.40        4
TARGET 2035 ALLOCATION............................  0.70%          B         $ 132.89        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION............................  0.90%         B          $ 130.41       24
TARGET 2035 ALLOCATION............................  0.95%         B          $ 129.80        5
TARGET 2035 ALLOCATION............................  1.00%         B          $ 129.20       --
TARGET 2035 ALLOCATION............................  1.10%         B          $ 127.98       10
TARGET 2035 ALLOCATION............................  1.20%         B          $ 126.78      116
TARGET 2035 ALLOCATION............................  1.25%         B          $ 105.88       10
TARGET 2035 ALLOCATION............................  1.34%         B          $ 125.12      239
TARGET 2035 ALLOCATION............................  1.35%         B          $ 125.00       --
TARGET 2035 ALLOCATION............................  1.45%         B          $ 123.82       --

TARGET 2045 ALLOCATION............................  0.40%         B          $ 131.97        1
TARGET 2045 ALLOCATION............................  0.50%         B          $ 136.17        3
TARGET 2045 ALLOCATION............................  0.70%         B          $ 133.63       --
TARGET 2045 ALLOCATION............................  0.90%         B          $ 131.15       19
TARGET 2045 ALLOCATION............................  0.95%         B          $ 130.53        6
TARGET 2045 ALLOCATION............................  1.00%         B          $ 129.92       --
TARGET 2045 ALLOCATION............................  1.10%         B          $ 128.70       11
TARGET 2045 ALLOCATION............................  1.20%         B          $ 127.49      116
TARGET 2045 ALLOCATION............................  1.25%         B          $ 104.77        6
TARGET 2045 ALLOCATION............................  1.34%         B          $ 125.82      177
TARGET 2045 ALLOCATION............................  1.35%         B          $ 125.70        1
TARGET 2045 ALLOCATION............................  1.45%         B          $ 124.52       --

TARGET 2055 ALLOCATION............................  0.50%         B          $  91.95        1
TARGET 2055 ALLOCATION............................  0.90%         B          $  91.72       --
TARGET 2055 ALLOCATION............................  1.00%         B          $  91.66       --
TARGET 2055 ALLOCATION............................  1.10%         B          $  91.60       --
TARGET 2055 ALLOCATION............................  1.20%         B          $  91.54        4
TARGET 2055 ALLOCATION............................  1.34%         B          $  91.46        1

TEMPLETON GLOBAL BOND VIP FUND....................  0.50%      CLASS 2       $ 115.46        8
TEMPLETON GLOBAL BOND VIP FUND....................  0.70%      CLASS 2       $ 114.14       --
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%      CLASS 2       $ 113.49        1
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%      CLASS 2       $ 112.84        4
TEMPLETON GLOBAL BOND VIP FUND....................  1.00%      CLASS 2       $ 112.19        1
TEMPLETON GLOBAL BOND VIP FUND....................  1.10%      CLASS 2       $ 111.55        3
TEMPLETON GLOBAL BOND VIP FUND....................  1.20%      CLASS 2       $ 110.91      410

VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.50%   CLASS S SHARES   $  49.76        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.70%   CLASS S SHARES   $  49.30        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.80%   CLASS S SHARES   $  49.07       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.90%   CLASS S SHARES   $  48.84       17
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.95%   CLASS S SHARES   $  48.72        9
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.00%   CLASS S SHARES   $  48.61       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.10%   CLASS S SHARES   $  48.38       11
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.20%   CLASS S SHARES   $  48.15       87
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.25%   CLASS S SHARES   $  48.04       25
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.34%   CLASS S SHARES   $  47.84      167
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.45%   CLASS S SHARES   $  47.59       --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2015, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2015, the contract charges were 0.00%.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           ALL ASSET
                                                                           ALL ASSET        ALL ASSET       MODERATE
                                                                       AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                                       ------------------ -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  61,939       $   458,672     $  47,736
  Expenses:
   Asset-based charges................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------
   Net Expenses.......................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................       (22,322)         (232,822)      (13,005)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (48,168)          846,446       (22,627)
   Net realized gain distribution from the Portfolios.................       118,205         1,562,840        57,789
                                                                           ---------       -----------     ---------
  Net realized gain (loss) on investments.............................        70,037         2,409,286        35,162
                                                                           ---------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (531,819)       (5,040,309)     (306,085)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (461,782)       (2,631,023)     (270,923)
                                                                           ---------       -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(484,104)      $(2,863,845)    $(283,928)
                                                                           =========       ===========     =========

                                                                         AMERICAN
                                                                        CENTURY VP    AMERICAN FUNDS
                                                                         MID CAP    INSURANCE SERIES(R) AXA 400 MANAGED
                                                                        VALUE FUND     BOND FUND/SM/      VOLATILITY*
                                                                       -----------  ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   308,863       $ 389,109        $    41,927
  Expenses:
   Asset-based charges................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------
   Net Expenses.......................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------

NET INVESTMENT INCOME (LOSS)..........................................      65,341         142,035            (49,574)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     760,387         (86,251)           341,662
   Net realized gain distribution from the Portfolios.................     801,948         421,141            401,632
                                                                       -----------       ---------        -----------
  Net realized gain (loss) on investments.............................   1,562,335         334,890            743,294
                                                                       -----------       ---------        -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,283,043)       (839,154)        (1,032,876)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (720,708)       (504,264)          (289,582)
                                                                       -----------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (655,367)      $(362,229)       $  (339,156)
                                                                       ===========       =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 137,506       $  16,754      $  5,610,648
  Expenses:
   Asset-based charges................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------
   Net Expenses.......................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------

NET INVESTMENT INCOME (LOSS)..........................................      (38,973)        (34,426)       (1,648,653)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      561,344          84,993        11,911,879
   Net realized gain distribution from the Portfolios.................      258,716         169,154        35,930,030
                                                                          ---------       ---------      ------------
  Net realized gain (loss) on investments.............................      820,060         254,147        47,841,909
                                                                          ---------       ---------      ------------

  Net change in unrealized appreciation (depreciation) of investments.     (894,623)       (494,315)      (63,571,860)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (74,563)       (240,168)      (15,729,951)
                                                                          ---------       ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(113,536)      $(274,594)     $(17,378,604)
                                                                          =========       =========      ============

                                                                       AXA BALANCED AXA CONSERVATIVE
                                                                        STRATEGY*     ALLOCATION*
                                                                       ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,077,185    $   947,528
  Expenses:
   Asset-based charges................................................   1,354,523      1,440,877
                                                                       -----------    -----------
   Net Expenses.......................................................   1,354,523      1,440,877
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (277,338)      (493,349)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,121,921        (39,014)
   Net realized gain distribution from the Portfolios.................     870,141      2,002,544
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   1,992,062      1,963,530
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,891,385)    (3,127,629)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,899,323)    (1,164,099)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,176,661)   $(1,657,448)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                       GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*
                                                                       ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 209,944        $  67,080       $  1,738,286
  Expenses:
   Asset-based charges................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------
   Net Expenses.......................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................      (53,792)         (30,041)          (826,297)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      235,661           55,986          1,203,351
   Net realized gain distribution from the Portfolios.................      141,162           10,965          7,287,763
                                                                          ---------        ---------       ------------
  Net realized gain (loss) on investments.............................      376,823           66,951          8,491,114
                                                                          ---------        ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (703,988)        (150,391)       (11,544,874)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (327,165)         (83,440)        (3,053,760)
                                                                          ---------        ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(380,957)       $(113,481)      $ (3,880,057)
                                                                          =========        =========       ============

                                                                         AXA GLOBAL              AXA INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH   CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*     VOLATILITY*
                                                                       -------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  3,448,550   $ 15,015     $    98,641
  Expenses:
   Asset-based charges................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------
   Net Expenses.......................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------

NET INVESTMENT INCOME (LOSS)..........................................    (1,586,162)      (176)     (2,123,359)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    15,160,473     11,755       2,508,135
   Net realized gain distribution from the Portfolios.................            --     13,760              --
                                                                        ------------   --------     -----------
  Net realized gain (loss) on investments.............................    15,160,473     25,515       2,508,135
                                                                        ------------   --------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (24,327,235)   (51,332)     (9,532,077)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (9,166,762)   (25,817)     (7,023,942)
                                                                        ------------   --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(10,752,924)  $(25,993)    $(9,147,301)
                                                                        ============   ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                           AXA INTERNATIONAL AXA LARGE CAP
                                                                        AXA INTERNATIONAL    VALUE MANAGED   CORE MANAGED
                                                                       MANAGED VOLATILITY*    VOLATILITY*     VOLATILITY*
                                                                       ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   3,251        $    198,064     $   283,903
  Expenses:
   Asset-based charges................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------
   Net Expenses.......................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        (98,152)         (2,331,324)       (114,824)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        142,047           5,274,051       1,491,732
   Net realized gain distribution from the Portfolios.................        248,312                  --         438,086
                                                                            ---------        ------------     -----------
  Net realized gain (loss) on investments.............................        390,359           5,274,051       1,929,818
                                                                            ---------        ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (649,052)        (10,897,653)     (2,057,803)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (258,693)         (5,623,602)       (127,985)
                                                                            ---------        ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(356,845)       $ (7,954,926)    $  (242,809)
                                                                            =========        ============     ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,912,077  $ 13,688,966  $  3,804,744
  Expenses:
   Asset-based charges................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------
   Net Expenses.......................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................    (6,884,749)    2,315,025    (2,832,215)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    44,782,283    30,450,271    43,136,121
   Net realized gain distribution from the Portfolios.................    29,088,654            --            --
                                                                        ------------  ------------  ------------
  Net realized gain (loss) on investments.............................    73,870,937    30,450,271    43,136,121
                                                                        ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (48,808,750)  (78,936,335)  (63,820,929)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    25,062,187   (48,486,064)  (20,684,808)
                                                                        ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 18,177,438  $(46,171,039) $(23,517,023)
                                                                        ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA MODERATE    AXA MODERATE    AXA MODERATE-
                                                                       ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                       ------------  ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,844,462    $   395,879      $  9,716,826
  Expenses:
   Asset-based charges................................................   22,717,938        389,570        13,564,777
   Less: Reduction for expense limitation.............................   (6,081,129)            --                --
                                                                       ------------    -----------      ------------
   Net Expenses.......................................................   16,636,809        389,570        13,564,777
                                                                       ------------    -----------      ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,792,347)         6,309        (3,847,951)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,220,973        235,346        15,690,861
   Net realized gain distribution from the Portfolios.................   59,880,219        332,074        49,590,746
                                                                       ------------    -----------      ------------
  Net realized gain (loss) on investments.............................   61,101,192        567,420        65,281,607
                                                                       ------------    -----------      ------------

  Net change in unrealized appreciation (depreciation) of investments.  (88,586,489)    (1,357,790)      (88,376,532)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (27,485,297)      (790,370)      (23,094,925)
                                                                       ------------    -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(30,277,644)   $  (784,061)     $(26,942,876)
                                                                       ============    ===========      ============

                                                                       AXA SMARTBETA  AXA/AB DYNAMIC  AXA/AB SMALL CAP
                                                                        EQUITY*(B)   MODERATE GROWTH*     GROWTH*
                                                                       ------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $   835       $ 102,637       $    165,951
  Expenses:
   Asset-based charges................................................        166         157,891          4,716,212
   Less: Reduction for expense limitation.............................         --              --                 --
                                                                          -------       ---------       ------------
   Net Expenses.......................................................        166         157,891          4,716,212
                                                                          -------       ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................        669         (55,254)        (4,550,261)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (122)        255,280         11,131,779
   Net realized gain distribution from the Portfolios.................        107         103,503         37,535,650
                                                                          -------       ---------       ------------
  Net realized gain (loss) on investments.............................        (15)        358,783         48,667,429
                                                                          -------       ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (2,015)       (575,002)       (58,282,278)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,030)       (216,219)        (9,614,849)
                                                                          -------       ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,361)      $(271,473)      $(14,165,110)
                                                                          =======       =========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AXA/FRANKLIN
                                                                         AXA/DOUBLELINE     AXA/FRANKLIN     SMALL CAP
                                                                         OPPORTUNISTIC    BALANCED MANAGED VALUE MANAGED
                                                                       CORE PLUS BOND*(B)   VOLATILITY*     VOLATILITY*
                                                                       ------------------ ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $ 11,373        $ 2,136,839     $    39,991
  Expenses:
   Asset-based charges................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------
   Net Expenses.......................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................         9,104            965,712        (184,103)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................          (666)         3,707,923       1,265,164
   Net realized gain distribution from the Portfolios.................            --                 --              --
                                                                            --------        -----------     -----------
  Net realized gain (loss) on investments.............................          (666)         3,707,923       1,265,164
                                                                            --------        -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (19,081)        (8,637,323)     (2,444,955)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (19,747)        (4,929,400)     (1,179,791)
                                                                            --------        -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(10,643)       $(3,963,688)    $(1,363,894)
                                                                            ========        ===========     ===========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP    AXA/LOOMIS
                                                                       VOLATILITY*   VALUE*(B)  SAYLES GROWTH*
                                                                       ------------ ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   898,838    $   285     $   53,354
  Expenses:
   Asset-based charges................................................     922,440        119        549,731
                                                                       -----------    -------     ----------
   Net Expenses.......................................................     922,440        119        549,731
                                                                       -----------    -------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (23,602)       166       (496,377)
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,395,235       (139)       (24,125)
   Net realized gain distribution from the Portfolios.................     386,259      2,914        477,160
                                                                       -----------    -------     ----------
  Net realized gain (loss) on investments.............................   3,781,494      2,775        453,035
                                                                       -----------    -------     ----------

  Net change in unrealized appreciation (depreciation) of investments.  (6,678,966)    (6,704)     4,126,754
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,897,472)    (3,929)     4,579,789
                                                                       -----------    -------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,921,074)   $(3,763)    $4,083,412
                                                                       ===========    =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA/MUTUAL                    AXA/TEMPLETON
                                                                         LARGE CAP      AXA/PACIFIC    GLOBAL EQUITY
                                                                       EQUITY MANAGED GLOBAL SMALL CAP    MANAGED
                                                                        VOLATILITY*      VALUE*(B)      VOLATILITY*
                                                                       -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   505,576       $    161      $        --
  Expenses:
   Asset-based charges................................................      362,009            330          594,157
                                                                        -----------       --------      -----------
   Net Expenses.......................................................      362,009            330          594,157
                                                                        -----------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      143,567           (169)        (594,157)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,994,854           (415)       2,149,212
   Net realized gain distribution from the Portfolios.................           --          2,069               --
                                                                        -----------       --------      -----------
  Net realized gain (loss) on investments.............................    1,994,854          1,654        2,149,212
                                                                        -----------       --------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,109,126)       (16,914)      (3,310,914)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,114,272)       (15,260)      (1,161,702)
                                                                        -----------       --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (970,705)      $(15,429)     $(1,755,859)
                                                                        ===========       ========      ===========

                                                                        CHARTER/SM/   CHARTER/SM
                                                                       INTERNATIONAL /MULTI-SECTOR    CHARTER/SM
                                                                       MODERATE*(B)      BOND*     /REAL ASSETS*(B)
                                                                       ------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 257      $ 1,481,743       $ 118
  Expenses:
   Asset-based charges................................................        32        1,231,247          30
                                                                           -----      -----------       -----
   Net Expenses.......................................................        32        1,231,247          30
                                                                           -----      -----------       -----

NET INVESTMENT INCOME (LOSS)..........................................       225          250,496          88
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        --       (1,913,717)         (8)
   Net realized gain distribution from the Portfolios.................         6               --          --
                                                                           -----      -----------       -----
  Net realized gain (loss) on investments.............................         6       (1,913,717)         (8)
                                                                           -----      -----------       -----

  Net change in unrealized appreciation (depreciation) of investments.      (972)        (117,237)       (504)
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (966)      (2,030,954)       (512)
                                                                           -----      -----------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(741)     $(1,780,458)      $(424)
                                                                           =====      ===========       =====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CHARTER/SM/   CHARTER/SM/  EQ/BLACKROCK     EQ/BOSTON
                                                                        SMALL CAP    SMALL CAP    BASIC VALUE   ADVISORS EQUITY
                                                                         GROWTH*       VALUE*       EQUITY*         INCOME*
                                                                       -----------  ------------  ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   118,884  $    600,850  $  9,044,494   $  1,659,440
  Expenses:
   Asset-based charges................................................     590,219     1,479,339     8,784,994      1,323,253
   Less: Reduction for expense limitation.............................         (42)         (184)           --             --
                                                                       -----------  ------------  ------------   ------------
   Net Expenses.......................................................     590,177     1,479,155     8,784,994      1,323,253
                                                                       -----------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (471,293)     (878,305)      259,500        336,187
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,020,979     6,738,494    41,625,785      3,208,847
   Net realized gain distribution from the Portfolios.................          --            --            --      9,139,680
                                                                       -----------  ------------  ------------   ------------
  Net realized gain (loss) on investments.............................   3,020,979     6,738,494    41,625,785     12,348,527
                                                                       -----------  ------------  ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (5,664,334)  (23,006,772)  (92,720,310)   (15,836,124)
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,643,355)  (16,268,278)  (51,094,525)    (3,487,597)
                                                                       -----------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,114,648) $(17,146,583) $(50,835,025)  $ (3,151,410)
                                                                       ===========  ============  ============   ============

                                                                        EQ/CALVERT   EQ/CAPITAL
                                                                         SOCIALLY     GUARDIAN
                                                                       RESPONSIBLE*  RESEARCH*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   453,961  $ 1,167,063
  Expenses:
   Asset-based charges................................................     572,002    2,641,100
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................     572,002    2,641,100
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (118,041)  (1,474,037)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,652,010   12,347,754
   Net realized gain distribution from the Portfolios.................   4,691,856           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   9,343,866   12,347,754
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,588,431)  (9,351,491)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (244,565)   2,996,263
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (362,606) $ 1,522,226
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                   EQ/EMERGING
                                                                         EQ/COMMON      EQ/CORE      MARKETS     EQ/EQUITY
                                                                        STOCK INDEX*  BOND INDEX*  EQUITY PLUS*  500 INDEX*
                                                                       -------------  -----------  ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  31,207,112  $ 1,675,868   $  27,605   $ 19,188,774
  Expenses:
   Asset-based charges................................................    32,917,570    1,397,165      47,603     15,169,282
   Less: Reduction for expense limitation.............................    (6,183,697)          --          --             --
                                                                       -------------  -----------   ---------   ------------
   Net Expenses.......................................................    26,733,873    1,397,165      47,603     15,169,282
                                                                       -------------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     4,473,239      278,703     (19,998)     4,019,492
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    85,439,268      705,091    (126,246)    66,265,343
   Net realized gain distribution from the Portfolios.................            --           --          --     21,266,543
                                                                       -------------  -----------   ---------   ------------
  Net realized gain (loss) on investments.............................    85,439,268      705,091    (126,246)    87,531,886
                                                                       -------------  -----------   ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (115,492,007)  (1,890,312)   (714,681)   (96,695,840)
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (30,052,739)  (1,185,221)   (840,927)    (9,163,954)
                                                                       -------------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (25,579,500) $  (906,518)  $(860,925)  $ (5,144,462)
                                                                       =============  ===========   =========   ============

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $   3,849,265
  Expenses:
   Asset-based charges................................................     243,119       9,092,779
   Less: Reduction for expense limitation.............................          --              --
                                                                         ---------   -------------
   Net Expenses.......................................................     243,119       9,092,779
                                                                         ---------   -------------

NET INVESTMENT INCOME (LOSS)..........................................    (243,119)     (5,243,514)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     116,149      30,250,289
   Net realized gain distribution from the Portfolios.................     848,073      37,247,592
                                                                         ---------   -------------
  Net realized gain (loss) on investments.............................     964,222      67,497,881
                                                                         ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.    (463,134)   (112,808,601)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     501,088     (45,310,720)
                                                                         ---------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 257,969   $ (50,554,234)
                                                                         =========   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                      EQ/
                                                                                                  INTERMEDIATE      EQ/
                                                                        EQ/GLOBAL   EQ/HIGH YIELD  GOVERNMENT  INTERNATIONAL
                                                                        BOND PLUS*      BOND*        BOND*     EQUITY INDEX*
                                                                       -----------  ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    28,863    $ 323,618    $ 372,479   $  9,106,259
  Expenses:
   Asset-based charges................................................     811,420       56,495      816,879      5,152,785
   Less: Reduction for expense limitation.............................          --           --       (4,898)            --
                                                                       -----------    ---------    ---------   ------------
   Net Expenses.......................................................     811,420       56,495      811,981      5,152,785
                                                                       -----------    ---------    ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (782,557)     267,123     (439,502)     3,953,474
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,229,923)     (56,902)     352,926       (740,269)
   Net realized gain distribution from the Portfolios.................      82,366           --       69,835             --
                                                                       -----------    ---------    ---------   ------------
  Net realized gain (loss) on investments.............................  (2,147,557)     (56,902)     422,761       (740,269)
                                                                       -----------    ---------    ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (389,243)    (487,333)    (494,052)   (15,496,968)
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,536,800)    (544,235)     (71,291)   (16,237,237)
                                                                       -----------    ---------    ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,319,357)   $(277,112)   $(510,793)  $(12,283,763)
                                                                       ===========    =========    =========   ============

                                                                                      EQ/JPMORGAN
                                                                        EQ/INVESCO       VALUE
                                                                        COMSTOCK*    OPPORTUNITIES*
                                                                       ------------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,528,524   $   489,098
  Expenses:
   Asset-based charges................................................    1,522,380       892,200
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    1,522,380       892,200
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,006,144      (403,102)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,472,205     6,266,035
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................    5,472,205     6,266,035
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (15,426,357)   (8,340,830)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (9,954,152)   (2,074,795)
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (8,948,008)  $(2,477,897)
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/LARGE       EQ/MFS
                                                                       EQ/LARGE CAP    CAP VALUE   INTERNATIONAL  EQ/MID CAP
                                                                       GROWTH INDEX*    INDEX*        GROWTH*       INDEX*
                                                                       ------------- ------------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,737,305  $  1,263,351   $   597,294  $  4,120,274
  Expenses:
   Asset-based charges................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------
   Net Expenses.......................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (790,872)      442,542      (643,775)   (1,904,927)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   15,325,187     5,031,768     1,647,054    35,250,818
   Net realized gain distribution from the Portfolios.................   17,674,185     1,580,170     1,493,111            --
                                                                       ------------  ------------   -----------  ------------
  Net realized gain (loss) on investments.............................   32,999,372     6,611,938     3,140,165    35,250,818
                                                                       ------------  ------------   -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (25,537,911)  (10,773,126)   (3,691,922)  (52,701,957)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    7,461,461    (4,161,188)     (551,757)  (17,451,139)
                                                                       ------------  ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  6,670,589  $ (3,718,646)  $(1,195,532) $(19,356,066)
                                                                       ============  ============   ===========  ============

                                                                                     EQ/MORGAN
                                                                        EQ/MONEY  STANLEY MID CAP
                                                                        MARKET*       GROWTH*
                                                                       ---------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      --   $         --
  Expenses:
   Asset-based charges................................................   868,712      3,572,673
                                                                       ---------   ------------
   Net Expenses.......................................................   868,712      3,572,673
                                                                       ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................  (868,712)    (3,572,673)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,939)     3,653,973
   Net realized gain distribution from the Portfolios.................       366      7,053,628
                                                                       ---------   ------------
  Net realized gain (loss) on investments.............................    (2,573)    10,707,601
                                                                       ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     1,702    (25,966,899)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (871)   (15,259,298)
                                                                       ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(869,583)  $(18,831,971)
                                                                       =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        EQ/PIMCO    EQ/PIMCO
                                                                       EQ/OPPENHEIMER    GLOBAL       ULTRA      EQ/QUALITY
                                                                          GLOBAL*     REAL RETURN* SHORT BOND*   BOND PLUS*
                                                                       -------------- ------------ -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   323,315    $ 215,618   $   433,168  $ 1,015,589
  Expenses:
   Asset-based charges................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------
   Net Expenses.......................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,148,220)      46,519      (728,878)    (219,887)
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,905,110     (128,976)     (265,829)  (1,164,272)
   Net realized gain distribution from the Portfolios.................           --       92,875            --           --
                                                                        -----------    ---------   -----------  -----------
  Net realized gain (loss) on investments.............................    5,905,110      (36,101)     (265,829)  (1,164,272)
                                                                        -----------    ---------   -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,494,544)    (631,101)     (425,701)     423,993
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    2,410,566     (667,202)     (691,530)    (740,279)
                                                                        -----------    ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 1,262,346    $(620,683)  $(1,420,408) $  (960,166)
                                                                        ===========    =========   ===========  ===========

                                                                         EQ/SMALL     EQ/T. ROWE
                                                                         COMPANY         PRICE
                                                                          INDEX*     GROWTH STOCK*
                                                                       ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,277,052   $        --
  Expenses:
   Asset-based charges................................................    3,118,202     4,725,540
                                                                       ------------   -----------
   Net Expenses.......................................................    3,118,202     4,725,540
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................     (841,150)   (4,725,540)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,987,073    25,341,736
   Net realized gain distribution from the Portfolios.................   19,822,124    14,684,696
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   28,809,197    40,026,432
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (42,226,883)   (4,870,953)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (13,417,686)   35,155,479
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,258,836)  $30,429,939
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/UBS                   FIDELITY(R) VIP
                                                                         GROWTH &   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                         INCOME*    OMEGA GROWTH*     PORTFOLIO
                                                                       -----------  -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   203,932   $         --   $  2,545,077
  Expenses:
   Asset-based charges................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------
   Net Expenses.......................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (238,513)    (2,404,643)    (1,197,847)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,235,704      1,683,368     12,370,485
   Net realized gain distribution from the Portfolios.................   4,501,878     12,669,725     25,581,275
                                                                       -----------   ------------   ------------
  Net realized gain (loss) on investments.............................   8,737,582     14,353,093     37,951,760
                                                                       -----------   ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (9,518,935)   (11,715,268)   (39,725,673)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (781,353)     2,637,825     (1,773,913)
                                                                       -----------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,019,866)  $    233,182   $ (2,971,760)
                                                                       ===========   ============   ============

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS
                                                                        EQUITY-INCOME      MID CAP      VIT MID CAP
                                                                          PORTFOLIO       PORTFOLIO     VALUE FUND
                                                                       --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   235,593     $    76,565    $    53,954
  Expenses:
   Asset-based charges................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------
   Net Expenses.......................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       153,229        (245,959)      (499,763)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        56,995         282,819        (21,207)
   Net realized gain distribution from the Portfolios.................       614,624       2,863,350      3,444,780
                                                                         -----------     -----------    -----------
  Net realized gain (loss) on investments.............................       671,619       3,146,169      3,423,573
                                                                         -----------     -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,243,571)     (3,847,222)    (8,024,624)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (571,952)       (701,053)    (4,601,051)
                                                                         -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (418,723)    $  (947,012)   $(5,100,814)
                                                                         ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                                        DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                                                       DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                                                       ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 158,302   $ 2,385,193  $ 1,520,017   $   684,383
  Expenses:
   Asset-based charges................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------
   Net Expenses.......................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      58,464     1,523,832    1,183,691        64,491
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     263,278     1,497,503     (172,560)    1,530,461
   Net realized gain distribution from the Portfolios.................          --            --           --            --
                                                                         ---------   -----------  -----------   -----------
  Net realized gain (loss) on investments.............................     263,278     1,497,503     (172,560)    1,530,461
                                                                         ---------   -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (317,793)   (5,461,569)  (2,442,785)   (3,849,938)
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (54,515)   (3,964,066)  (2,615,345)   (2,319,477)
                                                                         ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   3,949   $(2,440,234) $(1,431,654)  $(2,254,986)
                                                                         =========   ===========  ===========   ===========

                                                                       INVESCO V.I. INVESCO V.I.
                                                                       MID CAP CORE  SMALL CAP
                                                                       EQUITY FUND  EQUITY FUND
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    15,731  $        --
  Expenses:
   Asset-based charges................................................     188,163      108,585
                                                                       -----------  -----------
   Net Expenses.......................................................     188,163      108,585
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (172,432)    (108,585)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     349,762      258,830
   Net realized gain distribution from the Portfolios.................   1,435,163    1,844,839
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   1,784,925    2,103,669
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,446,859)  (2,652,694)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (661,934)    (549,025)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (834,366) $  (657,610)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                       IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                                        IVY FUNDS      VIP HIGH     VIP MID CAP   VIP SMALL
                                                                        VIP ENERGY      INCOME        GROWTH      CAP GROWTH
                                                                       ------------  ------------  ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $     24,930  $ 10,470,499  $         --  $        --
  Expenses:
   Asset-based charges................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------
   Net Expenses.......................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     (516,957)    8,349,642    (1,096,652)    (205,401)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (2,751,742)     (654,762)    2,381,728     (548,528)
   Net realized gain distribution from the Portfolios.................      225,754     1,777,757     6,934,228    2,073,557
                                                                       ------------  ------------  ------------  -----------
  Net realized gain (loss) on investments.............................   (2,525,988)    1,122,995     9,315,956    1,525,029
                                                                       ------------  ------------  ------------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (8,233,216)  (23,098,017)  (14,731,440)  (2,184,198)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (10,759,204)  (21,975,022)   (5,415,484)    (659,169)
                                                                       ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(11,276,161) $(13,625,380) $ (6,512,136) $  (864,570)
                                                                       ============  ============  ============  ===========

                                                                           LAZARD
                                                                         RETIREMENT
                                                                          EMERGING        MFS(R)
                                                                       MARKETS EQUITY  INTERNATIONAL
                                                                         PORTFOLIO    VALUE PORTFOLIO
                                                                       -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,647,756    $ 3,732,731
  Expenses:
   Asset-based charges................................................     1,689,626      2,551,236
                                                                        ------------    -----------
   Net Expenses.......................................................     1,689,626      2,551,236
                                                                        ------------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       (41,870)     1,181,495
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,674,952)     8,756,128
   Net realized gain distribution from the Portfolios.................       374,724      2,135,922
                                                                        ------------    -----------
  Net realized gain (loss) on investments.............................    (2,300,228)    10,892,050
                                                                        ------------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (29,324,061)    (4,081,984)
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (31,624,289)     6,810,066
                                                                        ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(31,666,159)   $ 7,991,561
                                                                        ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       MFS(R)
                                                                                    MASSACHUSETTS
                                                                          MFS(R)      INVESTORS     MFS(R)       MFS(R)
                                                                        INVESTORS   GROWTH STOCK  TECHNOLOGY    UTILITIES
                                                                       TRUST SERIES PORTFOLIO(A)  PORTFOLIO      SERIES
                                                                       ------------ ------------- ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    82,269   $    50,514  $       --  $  3,942,889
  Expenses:
   Asset-based charges................................................     149,446       102,231     580,191     1,229,305
   Less: Reduction for expense limitation.............................          --            --          --            --
                                                                       -----------   -----------  ----------  ------------
   Net Expenses.......................................................     149,446       102,231     580,191     1,229,305
                                                                       -----------   -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (67,177)      (51,717)   (580,191)    2,713,584
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     669,795       278,559   3,691,604     2,056,384
   Net realized gain distribution from the Portfolios.................   1,293,401       637,874   1,486,648     6,920,207
                                                                       -----------   -----------  ----------  ------------
  Net realized gain (loss) on investments.............................   1,963,196       916,433   5,178,252     8,976,591
                                                                       -----------   -----------  ----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (2,040,908)   (1,155,150)   (610,593)  (27,913,715)
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (77,712)     (238,717)  4,567,659   (18,937,124)
                                                                       -----------   -----------  ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (144,889)  $  (290,434) $3,987,468  $(16,223,540)
                                                                       ===========   ===========  ==========  ============


                                                                       MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER
                                                                         EQUITY*     CORE BOND*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   984,317  $ 2,411,707
  Expenses:
   Asset-based charges................................................   8,369,500    1,548,377
   Less: Reduction for expense limitation.............................  (2,777,308)          --
                                                                       -----------  -----------
   Net Expenses.......................................................   5,592,192    1,548,377
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (4,607,875)     863,330
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  27,399,779   (1,945,759)
   Net realized gain distribution from the Portfolios.................          --           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  27,399,779   (1,945,759)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,090,422)    (232,836)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  24,309,357   (2,178,595)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $19,701,482  $(1,315,265)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on March 27, 2015.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER  MULTIMANAGER               OPPENHEIMER
                                                                         MID CAP       MID CAP    MULTIMANAGER  MAIN STREET
                                                                         GROWTH*        VALUE*    TECHNOLOGY*   FUND(R)/VA
                                                                       ------------  ------------ ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $   402,148  $         --   $  15,945
  Expenses:
   Asset-based charges................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------
   Net Expenses.......................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   (1,021,770)    (368,846)   (1,918,749)     (9,184)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    2,693,193    4,349,016    12,911,787      70,236
   Net realized gain distribution from the Portfolios.................    6,815,513           --    10,758,589     373,003
                                                                       ------------  -----------  ------------   ---------
  Net realized gain (loss) on investments.............................    9,508,706    4,349,016    23,670,376     443,239
                                                                       ------------  -----------  ------------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (10,536,292)  (7,860,004)  (14,489,931)   (388,538)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,027,586)  (3,510,988)    9,180,445      54,701
                                                                       ------------  -----------  ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (2,049,356) $(3,879,834) $  7,261,696   $  45,517
                                                                       ============  ===========  ============   =========

                                                                               PIMCO
                                                                       COMMODITYREALRETURN(R) TARGET 2015
                                                                         STRATEGY PORTFOLIO   ALLOCATION*
                                                                       ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   232,270        $ 279,937
  Expenses:
   Asset-based charges................................................           66,817          305,163
                                                                            -----------        ---------
   Net Expenses.......................................................           66,817          305,163
                                                                            -----------        ---------

NET INVESTMENT INCOME (LOSS)..........................................          165,453          (25,226)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................         (733,882)         (17,414)
   Net realized gain distribution from the Portfolios.................               --          291,569
                                                                            -----------        ---------
  Net realized gain (loss) on investments.............................         (733,882)         274,155
                                                                            -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.       (1,141,016)        (993,286)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (1,874,898)        (719,131)
                                                                            -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(1,709,445)       $(744,357)
                                                                            ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TARGET 2025  TARGET 2035  TARGET 2045   TARGET 2055
                                                                       ALLOCATION*  ALLOCATION*  ALLOCATION*  ALLOCATION*(B)
                                                                       -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   689,479  $   666,204  $   567,817     $  7,385
  Expenses:
   Asset-based charges................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------
   Net Expenses.......................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------

NET INVESTMENT INCOME (LOSS)..........................................      14,771       32,352       50,768        5,825
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     791,938      940,952      641,641         (690)
   Net realized gain distribution from the Portfolios.................     721,427      772,153      696,096          520
                                                                       -----------  -----------  -----------     --------
  Net realized gain (loss) on investments.............................   1,513,365    1,713,105    1,337,737         (170)
                                                                       -----------  -----------  -----------     --------

  Net change in unrealized appreciation (depreciation) of investments.  (3,332,037)  (3,456,752)  (2,945,712)     (19,362)
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,818,672)  (1,743,647)  (1,607,975)     (19,532)
                                                                       -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,803,901) $(1,711,295) $(1,557,207)    $(13,707)
                                                                       ===========  ===========  ===========     ========

                                                                        TEMPLETON   VAN ECK VIP
                                                                       GLOBAL BOND  GLOBAL HARD
                                                                        VIP FUND    ASSETS FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 3,402,213  $     5,386
  Expenses:
   Asset-based charges................................................     519,666      231,031
                                                                       -----------  -----------
   Net Expenses.......................................................     519,666      231,031
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   2,882,547     (225,645)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (712,986)  (1,223,149)
   Net realized gain distribution from the Portfolios.................     220,971           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................    (492,015)  (1,223,149)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,904,619)  (5,869,339)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (5,396,634)  (7,092,488)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,514,087) $(7,318,133)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          ALL ASSET                ALL ASSET           ALL ASSET MODERATE
                                                     AGGRESSIVE-ALT 25*         GROWTH-ALT 20*           GROWTH-ALT 15*
                                                   ----------------------  ------------------------  ----------------------
                                                      2015        2014         2015         2014        2015        2014
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (22,322) $   31,181  $  (232,822) $   124,090  $  (13,005) $   28,411
 Net realized gain (loss) on investments..........     70,037      79,934    2,409,286    1,816,751      35,162      40,320
 Net change in unrealized appreciation
   (depreciation) of investments..................   (531,819)   (110,353)  (5,040,309)  (1,400,170)   (306,085)    (68,646)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (484,104)        762   (2,863,845)     540,671    (283,928)         85
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  2,491,151   2,457,530    8,787,300    9,103,410   2,081,982   1,300,044
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,165,901   1,670,726   (3,949,026)    (642,926)    937,936   1,594,484
 Redemptions for contract benefits and
   terminations...................................   (208,094)   (199,397)  (4,265,364)  (3,881,854)   (411,467)    (78,951)
 Contract maintenance charges.....................    (13,765)     (5,701)     (60,485)     (57,186)     (6,898)     (1,628)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  3,435,193   3,923,158      512,425    4,521,444   2,601,553   2,813,949
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      1,800         (35)          --           --          12          --
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,952,889   3,923,885   (2,351,420)   5,062,115   2,317,637   2,814,034
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  5,080,978   1,157,093   55,179,446   50,117,331   3,193,933     379,899
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,033,867  $5,080,978  $52,828,026  $55,179,446  $5,511,570  $3,193,933
                                                   ==========  ==========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         54          47           78           85          35          31
 Redeemed.........................................        (22)        (12)         (74)         (54)        (11)         (4)
                                                   ----------  ----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)..........................         32          35            4           31          24          27
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                  AMERICAN FUNDS
                                                      AMERICAN CENTURY VP       INSURANCE SERIES(R)        AXA 400 MANAGED
                                                      MID CAP VALUE FUND           BOND FUND/SM/             VOLATILITY*
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    65,341  $   (18,883) $   142,035  $   153,849  $   (49,574) $  (51,171)
 Net realized gain (loss) on investments..........   1,562,335    1,001,293      334,890       39,169      743,294     761,384
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,283,043)     698,764     (839,154)     (42,812)  (1,032,876)   (239,536)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (655,367)   1,681,174     (362,229)     150,206     (339,156)    470,677
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,150,808    4,271,551    6,586,292    3,443,700    1,064,750     996,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,476,303      866,780    7,142,543    8,282,407      261,222    (195,661)
 Redemptions for contract benefits and
   terminations...................................    (696,639)    (221,998)  (1,937,918)    (237,409)    (653,570)   (328,178)
 Contract maintenance charges.....................     (24,371)     (16,022)     (10,723)      (2,464)      (6,046)     (5,298)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   9,906,101    4,900,311   11,780,194   11,486,234      666,356     467,171
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         538          151          961          122           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   9,251,272    6,581,636   11,418,926   11,636,562      327,200     937,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  15,575,291    8,993,655   13,071,407    1,434,845    7,055,441   6,117,593
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $24,826,563  $15,575,291  $24,490,333  $13,071,407  $ 7,382,641  $7,055,441
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           --           --           15          13
 Redeemed.........................................          --           --           --           --          (11)        (12)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --            4           1
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS II
 Issued...........................................          71           36           --           --           --          --
 Redeemed.........................................         (15)          (6)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          56           30           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued...........................................          --           --          174          136           --          --
 Redeemed.........................................          --           --          (57)         (20)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --          117          116           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        AXA 500 MANAGED         AXA 2000 MANAGED           AXA AGGRESSIVE
                                                          VOLATILITY*              VOLATILITY*               ALLOCATION*
                                                   ------------------------  ----------------------  --------------------------
                                                       2015         2014        2015        2014         2015          2014
                                                   -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (38,973) $   (58,295) $  (34,426) $  (40,430) $ (1,648,653) $  1,999,602
 Net realized gain (loss) on investments..........     820,060      978,106     254,147     323,371    47,841,909    66,576,169
 Net change in unrealized appreciation
   (depreciation) of investments..................    (894,623)     215,316    (494,315)   (194,647)  (63,571,860)  (49,726,737)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (113,536)   1,135,127    (274,594)     88,294   (17,378,604)   18,849,034
                                                   -----------  -----------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,070,038    1,719,383     647,526     486,235    67,857,691    68,189,303
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     988,791    2,093,351     274,990     (81,630)  (23,220,035)  (18,179,612)
 Redemptions for contract benefits and
   terminations...................................  (1,145,021)  (1,039,729)   (443,907)   (258,693)  (33,860,329)  (32,887,256)
 Contract maintenance charges.....................     (11,885)      (9,716)     (2,861)     (2,550)     (933,840)     (918,048)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,901,923    2,763,289     475,748     143,362     9,843,487    16,204,387
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         114          702          --          --            --            --
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,788,501    3,899,118     201,154     231,656    (7,535,117)   35,053,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,843,248    8,944,130   3,815,127   3,583,471   574,941,101   539,887,680
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,631,749  $12,843,248  $4,016,281  $3,815,127  $567,405,984  $574,941,101
                                                   ===========  ===========  ==========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          42           57          13          16           472           483
 Redeemed.........................................         (31)         (39)        (10)        (15)         (419)         (390)
                                                   -----------  -----------  ----------  ----------  ------------  ------------
 Net Increase (Decrease)..........................          11           18           3           1            53            93
                                                   ===========  ===========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA BALANCED             AXA CONSERVATIVE        AXA CONSERVATIVE GROWTH
                                                      STRATEGY*                  ALLOCATION*                 STRATEGY*
                                              -------------------------  --------------------------  ------------------------
                                                  2015          2014         2015          2014          2015         2014
                                              ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (277,338) $  (103,594) $   (493,349) $   (455,054) $   (53,792) $   (32,405)
 Net realized gain (loss) on investments.....    1,992,062    3,111,741     1,963,530     3,674,886      376,823      544,245
 Net change in unrealized appreciation
   (depreciation) of investments.............   (3,891,385)    (237,238)   (3,127,629)   (1,575,945)    (703,988)     (78,948)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations.................   (2,176,661)   2,770,909    (1,657,448)    1,643,887     (380,957)     432,892
                                              ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   17,566,539   17,062,710    12,537,302    13,643,650    4,946,715    4,463,741
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    1,786,811    2,805,739    (4,135,785)   (3,982,088)     624,493      697,021
 Redemptions for contract benefits and
   terminations..............................   (5,563,145)  (5,044,261)  (13,968,148)  (13,083,978)  (1,944,142)  (1,388,440)
 Contract maintenance charges................     (949,364)    (807,201)     (195,593)     (195,252)    (115,215)    (110,113)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   12,840,841   14,016,987    (5,762,224)   (3,617,668)   3,511,851    3,662,209
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --           45            --            --          500           --
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........   10,664,180   16,787,941    (7,419,672)   (1,973,781)   3,131,394    4,095,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   98,367,695   81,579,754   121,035,663   123,009,444   18,927,880   14,832,779
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $109,031,875  $98,367,695  $113,615,991  $121,035,663  $22,059,274  $18,927,880
                                              ============  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Redeemed....................................           (1)          --            --            --           --           --
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           (1)          --            --            --           --           --
                                              ============  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued......................................          171          178           178           167           64           57
 Redeemed....................................          (74)         (71)         (220)         (201)         (34)         (24)
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           97          107           (42)          (34)          30           33
                                              ============  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS         AXA GLOBAL EQUITY
                                                     STRATEGY*                 ALLOCATION*             MANAGED VOLATILITY*
                                              -----------------------  --------------------------  --------------------------
                                                 2015         2014         2015          2014          2015          2014
                                              ----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $  (30,041) $   (34,724) $   (826,297) $   (461,877) $ (1,586,162) $ (1,410,906)
 Net realized gain (loss) on investments.....     66,951      128,678     8,491,114    10,769,773    15,160,473    18,036,789
 Net change in unrealized appreciation
   (depreciation) of investments.............   (150,391)      (1,722)  (11,544,874)   (6,471,837)  (24,327,235)  (14,674,262)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (113,481)      92,232    (3,880,057)    3,836,059   (10,752,924)    1,951,621
                                              ----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......  1,647,301    1,098,829    29,963,982    28,611,391    24,305,138    27,331,211
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    649,258       (5,181)   (9,031,071)   (6,547,406)  (18,318,499)  (21,165,510)
 Redemptions for contract benefits and
   terminations..............................   (941,534)  (1,006,058)  (22,559,492)  (20,560,140)  (29,477,398)  (34,527,759)
 Contract maintenance charges................    (46,296)     (41,793)     (394,974)     (394,800)     (256,514)     (283,949)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.  1,308,729       45,797    (2,021,555)    1,109,045   (23,747,273)  (28,646,007)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............         67           --            --            --            --        30,000
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  1,195,315      138,029    (5,901,612)    4,945,104   (34,500,197)  (26,664,386)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  6,971,116    6,833,087   208,436,491   203,491,387   398,508,082   425,172,468
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $8,166,431  $ 6,971,116  $202,534,879  $208,436,491  $364,007,885  $398,508,082
                                              ==========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................         31           23           249           266           125           148
 Redeemed....................................        (18)         (22)         (263)         (258)         (237)         (279)
                                              ----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).....................         13            1           (14)            8          (112)         (131)
                                              ==========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                AXA INTERNATIONAL         AXA INTERNATIONAL
                                                                                  CORE MANAGED                 MANAGED
                                                    AXA GROWTH STRATEGY*         VOLATILITY*(A)              VOLATILITY*
                                                   ----------------------  --------------------------  ----------------------
                                                      2015        2014         2015          2014         2015        2014
                                                   ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (176) $    2,538  $ (2,123,359) $    325,267  $  (98,152) $  (27,198)
 Net realized gain (loss) on investments..........     25,515      39,141     2,508,135     3,885,269     390,359     377,021
 Net change in unrealized appreciation
   (depreciation) of investments..................    (51,332)     14,581    (9,532,077)  (20,662,008)   (649,052)   (930,585)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (25,993)     56,260    (9,147,301)  (16,451,472)   (356,845)   (580,762)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,000          --    13,789,615    14,436,337   1,369,391   1,356,122
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....         --          --    (6,752,215)   50,792,287     801,407     111,217
 Redemptions for contract benefits and
   terminations...................................    (31,504)    (21,641)  (14,345,963)  (13,420,667)   (529,568)   (406,637)
 Contract maintenance charges.....................         (3)         --      (120,300)     (119,653)     (6,949)     (6,373)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................     (4,507)    (21,641)   (7,428,863)   51,688,304   1,634,281   1,054,329
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        (14)         --           (81)           --          --          --
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (30,514)     34,619   (16,576,245)   35,236,832   1,277,436     473,567
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,322,648   1,288,029   175,805,431   140,568,599   7,169,756   6,696,189
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,292,134  $1,322,648  $159,229,186  $175,805,431  $8,447,192  $7,169,756
                                                   ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         --          --           158           568          26          21
 Redeemed.........................................         --          --          (216)         (201)        (11)        (13)
                                                   ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..........................         --          --           (58)          367          15           8
                                                   ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                  MANAGED VOLATILITY*      MANAGED VOLATILITY*(C)     MANAGED VOLATILITY*(D)
                                              --------------------------  ------------------------  --------------------------
                                                  2015          2014          2015         2014         2015          2014
                                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ (2,331,324) $    660,458  $  (114,824) $   (24,405) $ (6,884,749) $ (5,107,291)
 Net realized gain (loss) on investments.....    5,274,051    12,902,493    1,929,818    2,305,622    73,870,937    27,093,793
 Net change in unrealized appreciation
   (depreciation) of investments.............  (10,897,653)  (31,816,687)  (2,057,803)      26,608   (48,808,750)   24,087,387
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (7,954,926)  (18,253,736)    (242,809)   2,307,825    18,177,438    46,073,889
                                              ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   12,589,321    14,140,868    1,738,667    1,288,374    29,170,580    20,496,200
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (6,932,033)   (9,619,940)    (961,017)  14,383,810   (25,368,034)  367,078,405
 Redemptions for contract benefits and
   terminations..............................  (15,456,130)  (19,171,660)  (3,060,724)  (2,421,867)  (46,915,253)  (39,166,613)
 Contract maintenance charges................     (132,571)     (156,186)     (18,418)     (14,570)     (446,116)     (343,641)
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   (9,931,413)  (14,806,918)  (2,301,492)  13,235,747   (43,558,823)  348,064,351
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --        15,288           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  (17,886,339)  (33,045,366)  (2,544,301)  15,543,572   (25,381,385)  394,138,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  198,059,913   231,105,279   32,005,024   16,461,452   677,463,697   283,325,457
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $180,173,574  $198,059,913  $29,460,723  $32,005,024  $652,082,312  $677,463,697
                                              ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................          131           128           24          130           172         1,945
 Redeemed....................................         (204)         (232)         (40)         (31)         (359)         (314)
                                              ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease).....................          (73)         (104)         (16)          99          (187)        1,631
                                              ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014
(d)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                   AXA LARGE CAP VALUE           AXA MID CAP VALUE               AXA MODERATE
                                  MANAGED VOLATILITY*(B)        MANAGED VOLATILITY*               ALLOCATION*
                               ---------------------------  --------------------------  ------------------------------
                                    2015          2014          2015          2014           2015            2014
                               -------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss). $   2,315,025  $    572,993  $ (2,832,215) $ (3,826,169) $   (2,792,347) $    2,406,143
 Net realized gain (loss) on
   investments................    30,450,271    12,986,322    43,136,121    43,407,714      61,101,192      83,894,659
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (78,936,335)   73,205,168   (63,820,929)    7,372,791     (88,586,489)    (51,420,524)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations.................   (46,171,039)   86,764,483   (23,517,023)   46,954,336     (30,277,644)     34,880,278
                               -------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.............    32,528,527    32,841,519    21,889,538    23,186,035     132,657,188     142,246,813
 Transfers between Variable
   Investment Options
   including guaranteed
   interest account, net......   (26,997,322)   25,867,262   (17,662,925)  (20,408,724)    (57,115,033)    (41,060,468)
 Redemptions for contract
   benefits and terminations..   (68,273,876)  (76,726,663)  (38,044,812)  (43,361,631)   (140,945,412)   (149,088,289)
 Contract maintenance charges.      (539,605)     (577,684)     (312,825)     (340,549)     (2,107,058)     (2,116,959)
 Adjustment to net assets
   allocated to contracts in
   payout period..............       674,789        50,658            --            --         641,530         526,011
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions.   (62,607,487)  (18,544,908)  (34,131,024)  (40,924,869)    (66,868,785)    (49,492,892)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA in
   Separate Account A.........      (674,789)    3,179,342            --        10,000         663,257         794,014
                               -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS...................  (109,453,315)   71,398,917   (57,648,047)    6,039,467     (96,483,172)    (13,818,600)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD...............   920,723,405   849,324,488   524,841,896   518,802,429   1,710,235,097   1,724,053,697
                               -------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD....................... $ 811,270,090  $920,723,405  $467,193,849  $524,841,896  $1,613,751,925  $1,710,235,097
                               =============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................           244           536            --            --             751             855
 Redeemed.....................          (589)         (689)           --            --          (1,755)         (1,891)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......          (345)         (153)           --            --          (1,004)         (1,036)
                               =============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued.......................            30           137           121           145             512             580
 Redeemed.....................           (93)         (108)         (263)         (323)           (388)           (324)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......           (63)           29          (142)         (178)            124             256
                               =============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                      AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA SMARTBETA
                                                           STRATEGY*                   ALLOCATION*            EQUITY*(I)
                                                   ------------------------  ------------------------------  -------------
                                                       2015         2014          2015            2014           2015
                                                   -----------  -----------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     6,309  $    60,274  $   (3,847,951) $      708,477     $   669
 Net realized gain (loss) on investments..........     567,420      817,022      65,281,607      96,435,352         (15)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,357,790)    (131,808)    (88,376,532)    (71,034,677)     (2,015)
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from operations................................    (784,061)     745,488     (26,942,876)     26,109,152      (1,361)
                                                   -----------  -----------  --------------  --------------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,758,522   10,973,339     110,658,451     116,316,556      14,509
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,023,202    2,630,929     (44,903,661)    (37,829,851)     61,085
 Redemptions for contract benefits and
   terminations...................................  (2,236,123)  (1,308,752)    (73,405,692)    (79,504,512)       (276)
 Contract maintenance charges.....................     (83,846)     (47,037)     (1,675,853)     (1,709,051)          3
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  12,461,755   12,248,479      (9,326,755)     (2,726,858)     75,321
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --        2,500              --              --          --
                                                   -----------  -----------  --------------  --------------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............  11,677,694   12,996,467     (36,269,631)     23,382,294      73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  25,397,637   12,401,170   1,080,447,844   1,057,065,550          --
                                                   -----------  -----------  --------------  --------------     -------

NET ASSETS -- END OF YEAR OR PERIOD............... $37,075,331  $25,397,637  $1,044,178,213  $1,080,447,844     $73,960
                                                   ===========  ===========  ==============  ==============     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         141          142             732             811           1
 Redeemed.........................................         (41)         (41)           (798)           (833)         (1)
                                                   -----------  -----------  --------------  --------------     -------
 Net Increase (Decrease)..........................         100          101             (66)            (22)         --
                                                   ===========  ===========  ==============  ==============     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                           AXA/DOUBLELINE
                                                        AXA/AB DYNAMIC            AXA/AB SMALL CAP         OPPORTUNISTIC
                                                       MODERATE GROWTH*                GROWTH*           CORE PLUS BOND*(I)
                                                   ------------------------  --------------------------  ------------------
                                                       2015         2014         2015          2014             2015
                                                   -----------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (55,254) $   (11,258) $ (4,550,261) $ (4,609,390)      $  9,104
 Net realized gain (loss) on investments..........     358,783      230,240    48,667,429    57,562,772           (666)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (575,002)      75,480   (58,282,278)  (45,318,671)       (19,081)
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from operations................................    (271,473)     294,462   (14,165,110)    7,634,711        (10,643)
                                                   -----------  -----------  ------------  ------------       --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,063,837    2,258,652    17,039,665    16,663,317        324,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,223,773    3,928,673   (10,278,314)  (10,678,314)       366,014
 Redemptions for contract benefits and
   terminations...................................  (2,199,951)    (290,909)  (29,387,789)  (31,015,245)        (2,178)
 Contract maintenance charges.....................     (12,760)      (5,921)     (215,449)     (230,822)           (79)
 Adjustment to net assets allocated to contracts
   in payout period...............................          --           --       250,494       154,461             --
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   3,074,899    5,890,495   (22,591,393)  (25,106,603)       688,655
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          59           --      (250,489)     (154,461)            13
                                                   -----------  -----------  ------------  ------------       --------

NET INCREASE (DECREASE) IN NET ASSETS.............   2,803,485    6,184,957   (37,006,992)  (17,626,353)       678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  11,621,055    5,436,098   370,725,196   388,351,549             --
                                                   -----------  -----------  ------------  ------------       --------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,424,540  $11,621,055  $333,718,204  $370,725,196       $678,025
                                                   ===========  ===========  ============  ============       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................          --           --            68           106             --
 Redeemed.........................................          --           --          (136)         (183)            --
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          --           --           (68)          (77)            --
                                                   ===========  ===========  ============  ============       ========

UNIT ACTIVITY CLASS B
 Issued...........................................          50           58            55            52              8
 Redeemed.........................................         (25)          (9)          (53)          (54)            (1)
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          25           49             2            (2)             7
                                                   ===========  ===========  ============  ============       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                              AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                                     AXA/FRANKLIN BALANCED         VALUE MANAGED          ALLOCATION MANAGED
                                                      MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   965,712  $   966,300  $  (184,103) $  (236,191) $   (23,602) $   327,155
 Net realized gain (loss) on investments..........   3,707,923    3,802,524    1,265,164    1,600,704    3,781,494    3,891,162
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,637,323)    (841,981)  (2,444,955)  (1,209,342)  (6,678,966)  (1,525,302)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,963,688)   3,926,843   (1,363,894)     155,171   (2,921,074)   2,693,015
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,319,332    6,747,741    1,469,212    1,482,680    7,294,151    6,926,815
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (706,877)   9,420,426   (1,171,446)    (189,672)    (414,645)   3,815,706
 Redemptions for contract benefits and
   terminations...................................  (8,684,795)  (8,816,436)  (1,586,531)  (2,437,778)  (6,701,177)  (5,530,067)
 Contract maintenance charges.....................     (64,860)     (63,507)     (10,921)     (11,809)     (67,829)     (65,810)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  (1,137,200)   7,288,224   (1,299,686)  (1,156,579)     110,500    5,146,644
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       20,000           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (5,100,888)  11,235,067   (2,663,580)  (1,001,408)  (2,810,574)   7,839,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  92,543,338   81,308,271   18,940,642   19,942,050   72,035,605   64,195,946
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $87,442,450  $92,543,338  $16,277,062  $18,940,642  $69,225,031  $72,035,605
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         129          176           17           25          102          144
 Redeemed.........................................        (141)        (118)         (27)         (32)        (102)         (97)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................         (12)          58          (10)          (7)          --           47
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA/MUTUAL LARGE CAP
                                                       AXA/HORIZON         AXA/LOOMIS SAYLES           EQUITY MANAGED
                                                   SMALL CAP VALUE*(I)          GROWTH*                  VOLATILITY*
                                                   ------------------- -------------------------  ------------------------
                                                          2015             2015         2014          2015         2014
                                                   ------------------- -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................       $   166       $  (496,377) $   (499,486) $   143,567  $   139,252
 Net realized gain (loss) on investments..........         2,775           453,035    15,657,431    1,994,854    2,781,019
 Net change in unrealized appreciation
   (depreciation) of investments..................        (6,704)        4,126,754   (12,554,925)  (3,109,126)    (512,133)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................        (3,763)        4,083,412     2,603,020     (970,705)   2,408,138
                                                         -------       -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............        17,051         2,325,174     2,044,421    1,433,292    1,737,200
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....        63,286           742,871    (2,849,298)  (1,284,297)  (1,195,398)
 Redemptions for contract benefits and
   terminations...................................          (215)       (3,158,598)   (4,377,311)  (3,022,088)  (3,829,687)
 Contract maintenance charges.....................             1           (23,535)      (23,551)     (32,737)     (33,539)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................        80,123          (114,088)   (5,205,739)  (2,905,830)  (3,321,424)
                                                         -------       -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............        76,360         3,969,324    (2,602,719)  (3,876,535)    (913,286)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --        42,012,532    44,615,251   29,743,606   30,656,892
                                                         -------       -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............       $76,360       $45,981,856  $ 42,012,532  $25,867,071  $29,743,606
                                                         =======       ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................             1                38            18           14           19
 Redeemed.........................................            --               (38)          (50)         (36)         (45)
                                                         -------       -----------  ------------  -----------  -----------
 Net Increase (Decrease)..........................             1                --           (32)         (22)         (26)
                                                         =======       ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA/PACIFIC      AXA/TEMPLETON GLOBAL     CHARTER/SM/
                                                   GLOBAL SMALL CAP      EQUITY MANAGED       INTERNATIONAL
                                                      VALUE*(I)            VOLATILITY*        MODERATE*(I)
                                                   ---------------- ------------------------  -------------
                                                         2015           2015         2014         2015
                                                   ---------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (169)    $  (594,157) $    57,168     $   225
 Net realized gain (loss) on investments..........        1,654       2,149,212    2,805,570           6
 Net change in unrealized appreciation
   (depreciation) of investments..................      (16,914)     (3,310,914)  (2,948,826)       (972)
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from operations................................      (15,429)     (1,755,859)     (86,088)       (741)
                                                       --------     -----------  -----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............       51,040       4,685,861    5,225,617       4,555
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       86,057      (1,203,492)   1,057,497      19,198
 Redemptions for contract benefits and
   terminations...................................         (569)     (4,134,932)  (4,958,494)         --
 Contract maintenance charges.....................           (1)        (49,148)     (48,085)         --
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................      136,527        (701,711)   1,276,535      23,753
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................           --              --       18,000          --
                                                       --------     -----------  -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............      121,098      (2,457,570)   1,208,447      23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --      46,638,538   45,430,091          --
                                                       --------     -----------  -----------     -------

NET ASSETS -- END OF YEAR OR PERIOD...............     $121,098     $44,180,968  $46,638,538     $23,012
                                                       ========     ===========  ===========     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................            1              57           83          --
 Redeemed.........................................           --             (63)         (72)         --
                                                       --------     -----------  -----------     -------
 Net Increase (Decrease)..........................            1              (6)          11          --
                                                       ========     ===========  ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                           CHARTER/SM/
                                                          MULTI-SECTOR           CHARTER/SM/          CHARTER/SM/
                                                              BOND*            REAL ASSETS*(I)     SMALL CAP GROWTH*
                                                   --------------------------  --------------- -------------------------
                                                       2015          2014           2015           2015         2014
                                                   ------------  ------------  --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    250,496  $  1,269,800      $    88     $  (471,293) $   (658,342)
 Net realized gain (loss) on investments..........   (1,913,717)   (2,049,431)          (8)      3,020,979     5,945,722
 Net change in unrealized appreciation
   (depreciation) of investments..................     (117,237)    1,974,792         (504)     (5,664,334)   (7,995,435)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,780,458)    1,195,161         (424)     (3,114,648)   (2,708,055)
                                                   ------------  ------------      -------     -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,642,234     6,869,934        8,312       2,291,601     2,798,285
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,038,712)   (4,668,198)       4,763      (2,906,946)   (6,613,833)
 Redemptions for contract benefits and
   terminations...................................   (8,781,242)  (10,495,337)          --      (2,939,304)   (4,359,237)
 Contract maintenance charges.....................      (76,209)      (83,226)          (3)        (29,474)      (33,246)
 Adjustment to net assets allocated to contracts
   in payout period...............................       25,629        55,585           --              --            --
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   (6,228,300)   (8,321,242)      13,072      (3,584,123)   (8,208,031)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      (25,629)        9,415           --             (43)      194,996
                                                   ------------  ------------      -------     -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   (8,034,387)   (7,116,666)      12,648      (6,698,814)  (10,721,090)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  100,133,816   107,250,482           --      42,273,698    57,994,788
                                                   ------------  ------------      -------     -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 92,099,429  $100,133,816      $12,648     $40,574,884  $ 47,273,698
                                                   ============  ============      =======     ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................           42            44           --              --            --
 Redeemed.........................................          (74)          (87)          --              --            --
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................          (32)          (43)          --              --            --
                                                   ============  ============      =======     ===========  ============

UNIT ACTIVITY CLASS B
 Issued...........................................           40            48           --              34            58
 Redeemed.........................................          (46)          (61)          --             (57)         (110)
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................           (6)          (13)          --             (23)          (52)
                                                   ============  ============      =======     ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                            CHARTER/SM/                EQ/BLACKROCK             EQ/BOSTON ADVISORS
                                         SMALL CAP VALUE*           BASIC VALUE EQUITY*           EQUITY INCOME*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (878,305) $ (1,517,497) $    259,500  $ (1,258,775) $    336,187  $    313,209
 Net realized gain (loss) on
   investments.....................    6,738,494    11,789,785    41,625,785    51,223,658    12,348,527    15,863,930
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,006,772)  (19,126,655)  (92,720,310)    2,922,887   (15,836,124)   (8,628,156)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations  (17,146,583)   (8,854,367)  (50,835,025)   52,887,770    (3,151,410)    7,548,983
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    5,465,980     5,921,234    64,710,481    62,315,058     9,061,189     9,669,903
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (4,283,222)   (7,899,201)  (10,864,601)   (1,842,617)   (5,323,577)   (4,514,805)
 Redemptions for contract benefits
   and terminations................   (8,493,586)  (10,815,801)  (46,952,926)  (49,012,626)   (7,613,143)   (8,571,954)
 Contract maintenance charges......      (77,745)      (95,413)     (446,552)     (426,540)      (72,275)      (74,596)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (7,388,573)  (12,889,181)    6,446,402    11,033,275    (3,947,806)   (3,491,452)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         (182)       69,997            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (24,535,338)  (21,673,551)  (44,388,623)   63,921,045    (7,099,216)    4,057,531
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  126,451,029   148,124,580   693,107,660   629,186,615   109,343,107   105,285,576
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $101,915,691  $126,451,029  $648,719,037  $693,107,660  $102,243,891  $109,343,107
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           33            37           353           399            74            90
 Redeemed..........................          (66)          (92)         (311)         (334)         (100)         (109)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (33)          (55)           42            65           (26)          (19)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN             EQ/COMMON STOCK
                                          RESPONSIBLE*                 RESEARCH*                      INDEX*
                                    ------------------------  --------------------------  ------------------------------
                                        2015         2014         2015          2014           2015            2014
                                    -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (118,041) $  (183,582) $ (1,474,037) $ (1,185,829) $    4,473,239  $    1,713,835
 Net realized gain (loss) on
   investments.....................   9,343,866    2,435,840    12,347,754     9,069,728      85,439,268      79,273,485
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (9,588,431)   2,290,290    (9,351,491)    9,370,918    (115,492,007)    159,676,234
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations    (362,606)   4,542,548     1,522,226    17,254,817     (25,579,500)    240,663,554
                                    -----------  -----------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   3,581,757    3,186,281     8,740,076     8,254,720      49,488,360      51,072,631
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     315,079      749,623    (2,267,042)   (6,974,106)    (43,588,585)    (53,839,229)
 Redemptions for contract benefits
   and terminations................  (3,347,392)  (2,211,847)  (17,467,136)  (18,975,345)   (189,106,451)   (205,551,817)
 Contract maintenance charges......     (36,679)     (34,804)      (93,392)      (99,162)     (1,195,020)     (1,269,483)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --           --            --            --       2,093,320         259,398
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......     512,765    1,689,253   (11,087,494)  (17,793,893)   (182,308,376)   (209,328,500)
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --            --        30,000        (537,781)      1,545,638
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     150,159    6,231,801    (9,565,268)     (509,076)   (208,425,657)     32,880,692
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  43,066,481   36,834,680   203,186,494   203,695,570   2,388,091,595   2,355,210,903
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $43,216,640  $43,066,481  $193,621,226  $203,186,494  $2,179,665,938  $2,388,091,595
                                    ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --           --            --            --             244             286
 Redeemed..........................          --           --            --            --            (607)           (728)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........          --           --            --            --            (363)           (442)
                                    ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          61           51            88            76             104             118
 Redeemed..........................         (58)         (37)         (135)         (169)           (122)           (138)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........           3           14           (47)          (93)            (18)            (20)
                                    ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                  EQ/EMERGING MARKETS
                                        EQ/CORE BOND INDEX*          EQUITY PLUS*            EQ/EQUITY 500 INDEX*
                                    --------------------------  ----------------------  ------------------------------
                                        2015          2014         2015        2014          2015            2014
                                    ------------  ------------  ----------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    278,703  $     56,465  $  (19,998) $  (12,059) $    4,019,492  $    1,243,282
 Net realized gain (loss) on
   investments.....................      705,091       813,108    (126,246)     53,580      87,531,886      75,857,901
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (1,890,312)      418,373    (714,681)   (177,122)    (96,695,840)     42,826,814
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations     (906,518)    1,287,946    (860,925)   (135,601)     (5,144,462)    119,927,997
                                    ------------  ------------  ----------  ----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,550,867    10,544,173   1,083,934     749,046      85,625,814      71,030,406
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     (542,198)   (1,991,792)    885,455   1,243,649      10,670,302       3,155,419
 Redemptions for contract benefits
   and terminations................  (10,326,043)  (11,369,794)   (142,265)    (79,115)    (79,507,903)    (82,030,559)
 Contract maintenance charges......      (94,414)      (95,798)     (2,805)     (1,241)       (681,682)       (653,928)
 Adjustment to net assets
   allocated to contracts in
   payout period...................           --            --          --          --         252,283         (17,281)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......      588,212    (2,913,211)  1,824,319   1,912,339      16,358,814      (8,515,943)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --          --          --        (252,276)        202,286
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (318,306)   (1,625,265)    963,394   1,776,738      10,962,076     111,614,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  111,259,502   112,884,767   3,010,337   1,233,599   1,162,184,243   1,050,569,903
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $110,941,196  $111,259,502  $3,973,731  $3,010,337  $1,173,146,319  $1,162,184,243
                                    ============  ============  ==========  ==========  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................           --            --          --          --             303             286
 Redeemed..........................           --            --          --          --            (350)           (360)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........           --            --          --          --             (47)            (74)
                                    ============  ============  ==========  ==========  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          180           146          37          45             436             309
 Redeemed..........................         (173)         (171)        (16)        (24)           (211)           (151)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........            7           (25)         21          21             225             158
                                    ============  ============  ==========  ==========  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                      EQ/GAMCO MERGERS AND       EQ/GAMCO SMALL COMPANY
                                          ACQUISITIONS*                  VALUE*              EQ/GLOBAL BOND PLUS*
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014          2015          2014          2015         2014
                                    -----------  -----------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (243,119) $  (261,734) $  (5,243,514) $ (6,820,057) $  (782,557) $  (429,469)
 Net realized gain (loss) on
   investments.....................     964,222    1,052,647     67,497,881    69,097,035   (2,147,557)    (186,736)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (463,134)    (725,316)  (112,808,601)  (49,481,553)    (389,243)     423,882
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     257,969       65,597    (50,554,234)   12,795,425   (3,319,357)    (192,323)
                                    -----------  -----------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   1,036,754    1,263,455     82,919,927    80,129,787    4,987,374    5,896,582
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,353,467)    (381,047)   (12,674,569)   (8,022,113)  (4,948,953)  (3,630,588)
 Redemptions for contract benefits
   and terminations................  (1,840,522)  (1,858,244)   (44,651,020)  (45,298,432)  (6,506,841)  (7,517,467)
 Contract maintenance charges......     (11,071)     (11,783)      (491,495)     (456,556)     (44,094)     (48,355)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (2,168,306)    (987,619)    25,102,843    26,352,686   (6,512,514)  (5,299,828)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --             --        25,500           --           --
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (1,910,337)    (922,022)   (25,451,391)   39,173,611   (9,831,871)  (5,492,151)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  20,198,278   21,120,300    717,771,201   678,597,590   69,465,896   74,958,047
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $18,287,941  $20,198,278  $ 692,319,810  $717,771,201  $59,634,025  $69,465,896
                                    ===========  ===========  =============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          17           23            448           494           77           92
 Redeemed..........................         (31)         (31)          (355)         (394)        (134)        (135)
                                    -----------  -----------  -------------  ------------  -----------  -----------
 Net Increase (Decrease)...........         (14)          (8)            93           100          (57)         (43)
                                    ===========  ===========  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     EQ/HIGH YIELD BOND*       GOVERNMENT BOND*                INDEX*
                                                   ----------------------  ------------------------  --------------------------
                                                      2015        2014         2015         2014         2015          2014
                                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  267,123  $   94,346  $  (439,502) $  (608,391) $  3,953,474  $  7,161,408
 Net realized gain (loss) on investments..........    (56,902)      8,927      422,761      426,497      (740,269)    4,688,783
 Net change in unrealized appreciation
   (depreciation) of investments..................   (487,333)   (137,123)    (494,052)     383,789   (15,496,968)  (46,807,155)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (277,112)    (33,850)    (510,793)     201,895   (12,283,763)  (34,956,964)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,708,246   1,139,781    2,933,022    3,263,174    20,088,999    20,988,454
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,126,101   1,189,646   (1,600,287)  (2,685,133)   (6,072,012)  (11,121,364)
 Redemptions for contract benefits and
   terminations...................................   (281,070)   (172,804)  (6,446,816)  (8,714,620)  (30,975,084)  (38,846,358)
 Contract maintenance charges.....................     (4,250)     (1,811)     (50,282)     (55,825)     (256,562)     (296,011)
 Adjustment to net assets allocated to contracts
   in payout period...............................         --          --       49,201       56,354       119,146       284,656
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  2,549,027   2,154,812   (5,115,162)  (8,136,050)  (17,095,513)  (28,990,623)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        100          50      (53,280)     (51,761)     (119,142)     (204,656)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,272,015   2,121,012   (5,679,235)  (7,985,916)  (29,498,418)  (64,152,243)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,131,508   1,010,496   66,450,324   74,436,240   392,165,122   456,317,365
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,403,523  $3,131,508  $60,771,089  $66,450,324  $362,666,704  $392,165,122
                                                   ==========  ==========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................         --          --           27           29           217           200
 Redeemed.........................................         --          --          (47)         (70)         (329)         (355)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         --          --          (20)         (41)         (112)         (155)
                                                   ==========  ==========  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued...........................................         39          29            9            9            57            46
 Redeemed.........................................        (14)         (9)         (22)         (24)          (66)          (95)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         25          20          (13)         (15)           (9)          (49)
                                                   ==========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                    EQ/INVESCO COMSTOCK*(E)(F)       OPPORTUNITIES*                 INDEX*
                                    --------------------------  ------------------------  --------------------------
                                        2015          2014          2015         2014         2015          2014
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  1,006,144  $    613,440  $  (403,102) $  (143,616) $   (790,872) $   (615,306)
 Net realized gain (loss) on
   investments.....................    5,472,205     6,152,367    6,266,035    4,611,750    32,999,372    35,430,688
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (15,426,357)   (1,779,375)  (8,340,830)   3,076,798   (25,537,911)  (16,775,952)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (8,948,008)    4,986,432   (2,477,897)   7,544,932     6,670,589    18,039,430
                                    ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    9,092,232     6,035,667    5,829,862    4,029,747    15,905,738    12,343,310
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (6,165,363)   80,411,432    5,749,968      816,089     2,630,363     2,336,336
 Redemptions for contract benefits
   and terminations................   (9,827,346)   (6,762,768)  (5,653,474)  (5,384,506)  (14,096,284)  (13,038,389)
 Contract maintenance charges......      (59,924)      (43,960)     (43,579)     (42,089)     (135,095)     (122,570)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,960,401)   79,640,371    5,882,777     (580,759)    4,304,722     1,518,687
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --           --       30,000            --            --
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,908,409)   84,626,803    3,404,880    6,994,173    10,975,311    19,558,117
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  125,882,753    41,255,950   66,290,590   59,296,417   187,450,625   167,892,508
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $109,974,344  $125,882,753  $69,695,470  $66,290,590  $198,425,936  $187,450,625
                                    ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           96           593          108           57           281           232
 Redeemed..........................         (141)          (97)         (73)         (56)         (252)         (222)
                                    ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          (45)          496           35            1            29            10
                                    ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/LARGE CAP VALUE        EQ/MFS INTERNATIONAL
                                              INDEX*                    GROWTH*                EQ/MID CAP INDEX*
                                    -------------------------  -------------------------  --------------------------
                                        2015          2014         2015         2014          2015          2014
                                    ------------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    442,542  $   200,532  $  (643,775) $   (299,118) $ (1,904,927) $ (2,077,962)
 Net realized gain (loss) on
   investments.....................    6,611,938    4,606,344    3,140,165     6,287,155    35,250,818    33,373,313
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (10,773,126)   1,285,670   (3,691,922)  (12,156,444)  (52,701,957)    1,320,857
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (3,718,646)   6,092,546   (1,195,532)   (6,168,407)  (19,356,066)   32,616,208
                                    ------------  -----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    7,591,262    6,310,526   12,984,603    12,226,538    39,579,345    33,292,494
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      667,077    3,903,886     (424,711)   (1,833,326)    1,634,122    (4,969,046)
 Redemptions for contract benefits
   and terminations................   (4,756,715)  (5,295,842)  (7,254,421)   (7,865,285)  (31,609,338)  (32,466,519)
 Contract maintenance charges......      (47,993)     (41,722)     (71,904)      (61,971)     (277,171)     (272,184)
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......    3,453,631    4,876,848    5,233,567     2,465,956     9,326,958    (4,415,255)
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (265,015)  10,969,394    4,038,035    (3,702,451)  (10,029,108)   28,200,953
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   63,833,670   52,864,276   93,816,732    97,519,183   463,068,703   434,867,750
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 63,568,655  $63,833,670  $97,854,767  $ 93,816,732  $453,039,595  $463,068,703
                                    ============  ===========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          181          176          136           124           356           312
 Redeemed..........................         (144)        (124)        (106)         (107)         (302)         (337)
                                    ------------  -----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........           37           52           30            17            54           (25)
                                    ============  ===========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                 EQ/MORGAN STANLEY MID CAP
                                         EQ/MONEY MARKET*                 GROWTH*             EQ/OPPENHEIMER GLOBAL*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (868,712) $   (968,280) $ (3,572,673) $ (3,663,426) $ (1,148,220) $   (721,332)
 Net realized gain (loss) on
   investments.....................       (2,573)       (1,745)   10,707,601    40,334,234     5,905,110     3,890,844
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................        1,702         2,228   (25,966,899)  (42,548,182)   (3,494,544)   (2,723,354)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations     (869,583)     (967,797)  (18,831,971)   (5,877,374)    1,262,346       446,158
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   36,872,946    28,364,265    30,917,675    34,081,180    17,124,113    13,185,030
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (20,712,091)  (19,119,024)  (12,211,968)  (10,284,044)    7,746,048     4,808,748
 Redemptions for contract benefits
   and terminations................  (17,689,481)  (20,175,777)  (17,787,202)  (19,848,578)   (6,575,846)   (6,264,947)
 Contract maintenance charges......      (96,085)      (97,244)     (199,586)     (202,489)      (74,219)      (61,800)
 Adjustment to net assets
   allocated to contracts in
   payout period...................        5,451        40,930            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,619,260)  (10,986,850)      718,919     3,746,069    18,220,096    11,667,031
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................      267,035        84,074         2,000            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (2,221,808)  (11,870,573)  (18,111,052)   (2,131,305)   19,482,442    12,113,189
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   74,770,886    86,641,459   287,986,512   290,117,817   101,764,739    89,651,550
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 72,549,078  $ 74,770,886  $269,875,460  $287,986,512  $121,247,181  $101,764,739
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................       15,536        12,997            --            --            --            --
 Redeemed..........................      (15,514)      (13,590)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........           22          (593)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................       97,822        71,812           226           266           244           188
 Redeemed..........................      (96,559)      (72,556)         (218)         (248)         (121)         (102)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........        1,263          (744)            8            18           123            86
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/PIMCO GLOBAL            EQ/PIMCO ULTRA               EQ/QUALITY
                                          REAL RETURN*              SHORT BOND*                 BOND PLUS*
                                    -----------------------  -------------------------  --------------------------
                                        2015        2014         2015         2014          2015          2014
                                    -----------  ----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    46,519  $  357,135  $  (728,878) $   (893,714) $   (219,887) $   (317,319)
 Net realized gain (loss) on
   investments.....................     (36,101)     90,087     (265,829)     (101,711)   (1,164,272)   (1,678,550)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (631,101)   (174,139)    (425,701)     (359,268)      423,993     3,696,973
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (620,683)    273,083   (1,420,408)   (1,354,693)     (960,166)    1,701,104
                                    -----------  ----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   4,617,229   2,778,099    7,686,433     9,521,285     5,752,282     5,924,552
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   4,994,635   4,244,198   (6,180,056)   (5,892,787)   (3,121,809)   (4,643,463)
 Redemptions for contract benefits
   and terminations................  (1,208,539)   (282,430)  (9,446,897)  (10,713,603)  (10,493,251)  (10,953,656)
 Contract maintenance charges......      (7,238)     (2,172)     (70,823)      (78,454)      (74,440)      (81,386)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --          --           --            --        29,858        51,543
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   8,396,087   6,737,695   (8,011,343)   (7,163,559)   (7,907,360)   (9,702,410)
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         550          --           --            --       (29,856)       48,457
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,775,954   7,010,778   (9,431,751)   (8,518,252)   (8,897,382)   (7,952,849)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   9,391,748   2,380,970   98,520,643   107,038,895   100,681,727   108,634,576
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $17,167,702  $9,391,748  $89,088,892  $ 98,520,643  $ 91,784,345  $100,681,727
                                    ===========  ==========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --          --           --            --            32            38
 Redeemed..........................          --          --           (1)           --           (70)          (79)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          --          --           (1)           --           (38)          (41)
                                    ===========  ==========  ===========  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................         138          94          111           156            20            25
 Redeemed..........................         (50)        (23)        (186)         (224)          (30)          (40)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          88          71          (75)          (68)          (10)          (15)
                                    ===========  ==========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                             EQ/SMALL                EQ/T. ROWE PRICE                EQ/UBS
                                          COMPANY INDEX*               GROWTH STOCK*            GROWTH & INCOME*
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (841,150) $ (1,134,630) $ (4,725,540) $ (3,939,560) $  (238,513) $  (170,288)
 Net realized gain (loss) on
   investments.....................   28,809,197    35,887,535    40,026,432    24,271,645    8,737,582    3,105,093
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (42,226,883)  (26,212,500)   (4,870,953)    2,345,748   (9,518,935)     453,848
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (14,258,836)    8,540,405    30,429,939    22,677,833   (1,019,866)   3,388,653
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   18,533,378    16,959,893    44,051,958    37,923,134    3,590,295    1,945,973
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (2,766,212)   (6,501,710)   21,168,551     1,574,344    2,660,171    3,196,938
 Redemptions for contract benefits
   and terminations................  (17,440,963)  (17,977,287)  (23,353,280)  (22,746,836)  (2,569,826)  (2,007,819)
 Contract maintenance charges......     (139,080)     (143,835)     (246,492)     (211,092)     (16,209)     (16,729)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,812,877)   (7,662,939)   41,620,737    16,539,550    3,664,431    3,118,363
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        15,003            --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (16,071,713)      892,469    72,050,676    39,217,383    2,644,565    6,507,016
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  251,749,578   250,857,109   337,272,487   298,055,104   31,661,191   25,154,175
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $235,677,865  $251,749,578  $409,323,163  $337,272,487  $34,305,756  $31,661,191
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          137           126           497           399           92           66
 Redeemed..........................         (143)         (159)         (270)         (297)         (67)         (47)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           (6)          (33)          227           102           25           19
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                       EQ/WELLS FARGO OMEGA            CONTRAFUND(R)             EQUITY-INCOME
                                              GROWTH*                    PORTFOLIO                 PORTFOLIO
                                    --------------------------  --------------------------  -----------------------
                                        2015          2014          2015          2014          2015        2014
                                    ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,404,643) $ (2,495,569) $ (1,197,847) $ (1,081,373) $   153,229  $  107,262
 Net realized gain (loss) on
   investments.....................   14,353,093    29,209,838    37,951,760    18,334,781      671,619     203,994
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (11,715,268)  (22,111,322)  (39,725,673)    6,900,151   (1,243,571)     51,429
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from operations      233,182     4,602,947    (2,971,760)   24,153,559     (418,723)    362,685
                                    ------------  ------------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,250,236    13,113,258    47,939,386    42,515,072    1,884,510   1,930,402
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (12,283,223)   (4,203,314)    6,309,811     7,765,614       41,810     184,095
 Redemptions for contract benefits
   and terminations................  (14,613,641)  (18,324,874)  (16,056,966)  (13,446,335)    (270,749)    (80,965)
 Contract maintenance charges......      (60,381)      (63,983)     (200,030)     (158,662)     (10,256)     (7,845)
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (15,707,009)   (9,478,913)   37,992,201    36,675,689    1,645,315   2,025,687
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        30,000            --         4,710           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,473,827)   (4,845,966)   35,020,441    60,833,958    1,226,592   2,388,372
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  192,816,508   197,662,474   276,209,122   215,375,164    6,456,379   4,068,007
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $177,342,681  $192,816,508  $311,229,563  $276,209,122  $ 7,682,971  $6,456,379
                                    ============  ============  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          129           203            --            --           --          --
 Redeemed..........................         (218)         (261)           --            --           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........          (89)          (58)           --            --           --          --
                                    ============  ============  ============  ============  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued............................           --            --           425           423           15          16
 Redeemed..........................           --            --          (206)         (199)          (4)         (4)
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........           --            --           219           224           11          12
                                    ============  ============  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        FIDELITY(R) VIP          GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                       MID CAP PORTFOLIO        MID CAP VALUE FUND          DIVIDEND FUND
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (245,959) $  (226,644) $  (499,763) $   (90,240) $    58,464  $   36,463
 Net realized gain (loss) on investments..........   3,146,169      703,599    3,423,573    7,954,166      263,278     202,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,847,222)     487,445   (8,024,624)  (4,381,033)    (317,793)    358,797
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (947,012)     964,400   (5,100,814)   3,482,893        3,949     597,552
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,761,018    6,787,674    8,768,698    6,588,373    3,884,549   2,808,556
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      83,529       83,892    3,076,893    7,113,058    1,342,954     309,179
 Redemptions for contract benefits and
   terminations...................................    (742,314)    (411,422)  (2,557,188)  (1,737,322)    (317,047)   (118,748)
 Contract maintenance charges.....................     (40,699)     (30,769)     (24,871)     (17,176)      (9,685)     (5,739)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   7,061,534    6,429,375    9,263,532   11,946,933    4,900,771   2,993,248
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --           --        2,723        1,422          297          26
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   6,114,522    7,393,775    4,165,441   15,431,248    4,905,017   3,590,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  23,273,134   15,879,359   39,498,358   24,067,110    7,140,799   3,549,973
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $29,387,656  $23,273,134  $43,663,799  $39,498,358  $12,045,816  $7,140,799
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued...........................................          --           --           --           --           40          26
 Redeemed.........................................          --           --           --           --           (8)         (5)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --           32          21
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued...........................................          61           55           --           --           --          --
 Redeemed.........................................         (18)         (13)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          43           42           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE SHARES
 Issued...........................................          --           --          127          129           --          --
 Redeemed.........................................          --           --          (66)         (47)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           61           82           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                           ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014         2015           2014          2015          2014
                                    -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ 1,523,832  $   145,253  $ 1,183,691    $   797,182   $    64,491   $    94,969
 Net realized gain (loss) on
   investments.....................   1,497,503    1,532,885     (172,560)       178,791     1,530,461     1,219,410
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (5,461,569)   4,341,287   (2,442,785)    (1,011,870)   (3,849,938)   (1,904,588)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from operations  (2,440,234)   6,019,425   (1,431,654)       (35,897)   (2,254,986)     (590,209)
                                    -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,327,066    9,641,657    5,873,041      4,695,443    10,472,530     7,628,949
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   2,462,046    8,160,288    1,647,113      1,793,469     5,036,915     6,243,695
 Redemptions for contract benefits
   and terminations................  (4,131,122)  (2,829,702)  (2,031,491)    (1,450,857)   (2,853,488)   (1,938,076)
 Contract maintenance charges......     (36,850)     (27,843)     (19,621)       (14,765)      (34,927)      (26,655)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  10,621,140   14,944,400    5,469,042      5,023,290    12,621,030    11,907,913
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --          320          550             --            --         1,250
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   8,180,906   20,964,145    4,037,938      4,987,393    10,366,044    11,318,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  63,185,122   42,220,977   24,316,666     19,329,273    42,921,365    31,602,411
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD $71,366,028  $63,185,122  $28,354,604    $24,316,666   $53,287,409   $42,921,365
                                    ===========  ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued............................         184          184           95             81           160           138
 Redeemed..........................        (113)         (77)         (49)           (39)          (60)          (44)
                                    -----------  -----------   -----------   -----------   -----------   -----------
 Net Increase (Decrease)...........          71          107           46             42           100            94
                                    ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                           EQUITY FUND               EQUITY FUND           IVY FUNDS VIP ENERGY
                                    ------------------------  ------------------------  --------------------------
                                        2015         2014         2015         2014         2015          2014
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (172,432) $  (176,752) $  (108,585) $   (94,356) $   (516,957) $   (538,979)
 Net realized gain (loss) on
   investments.....................   1,784,925    2,195,104    2,103,669    1,209,763    (2,525,988)    4,974,762
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (2,446,859)  (1,633,917)  (2,652,694)  (1,039,475)   (8,233,216)  (11,309,454)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (834,366)     384,435     (657,610)      75,932   (11,276,161)   (6,873,671)
                                    -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   2,353,924    1,829,275    1,188,267    1,034,655     7,574,948     7,038,467
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      38,125      336,583      812,360     (305,934)    4,733,418    10,127,774
 Redemptions for contract benefits
   and terminations................  (1,336,369)  (1,262,492)    (492,024)    (421,699)   (2,628,948)   (3,150,767)
 Contract maintenance charges......      (8,854)      (7,951)      (4,517)      (3,761)      (23,625)      (21,279)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   1,046,826      895,415    1,504,086      303,261     9,655,793    13,994,195
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --           --           --         1,653            --
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     212,460    1,279,850      846,476      379,193    (1,618,715)    7,120,524
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  14,583,674   13,303,824    7,888,442    7,509,249    40,893,579    33,773,055
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $14,796,134  $14,583,674  $ 8,734,918  $ 7,888,442  $ 39,274,864  $ 40,893,579
                                    ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          --           --           --           --           217           218
 Redeemed..........................          --           --           --           --          (132)         (127)
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          --           --           --           --            85            91
                                    ===========  ===========  ===========  ===========  ============  ============

UNIT ACTIVITY SERIES II
 Issued............................          29           23           17           12            --            --
 Redeemed..........................         (21)         (17)          (9)         (11)           --            --
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........           8            6            8            1            --            --
                                    ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      IVY FUNDS VIP              IVY FUNDS VIP
                                     IVY FUNDS VIP HIGH INCOME        MID CAP GROWTH           SMALL CAP GROWTH
                                    --------------------------  -------------------------  ------------------------
                                        2015          2014          2015          2014         2015         2014
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  8,349,642  $  5,414,242  $ (1,096,652) $  (897,762) $  (205,401) $  (134,715)
 Net realized gain (loss) on
   investments.....................    1,122,995     4,690,916     9,315,956    7,551,977    1,525,029    1,992,501
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,098,017)   (9,909,651)  (14,731,440)  (1,969,327)  (2,184,198)  (1,822,519)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (13,625,380)      195,507    (6,512,136)   4,684,888     (864,570)      35,267
                                    ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   30,707,129    30,769,125    14,498,092   12,580,819    3,013,749    1,727,995
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (5,626,112)   13,295,525     6,617,966    4,230,423    7,970,625     (295,994)
 Redemptions for contract benefits
   and terminations................  (13,335,988)  (13,319,473)   (5,441,694)  (5,130,475)  (1,153,386)    (776,407)
 Contract maintenance charges......     (104,749)      (84,199)      (52,809)     (40,621)      (9,523)      (6,946)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   11,640,280    30,660,978    15,621,555   11,640,146    9,821,465      648,648
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................        1,615            --            --           --           --           --
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (1,983,485)   30,856,485     9,109,419   16,325,034    8,956,895      683,915
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  164,864,337   134,007,852    79,601,230   63,276,196   10,914,473   10,230,558
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $162,880,852  $164,864,337  $ 88,710,649  $79,601,230  $19,871,368  $10,914,473
                                    ============  ============  ============  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          345           434           214          194          151           42
 Redeemed..........................         (263)         (225)         (100)        (105)         (76)         (38)
                                    ------------  ------------  ------------  -----------  -----------  -----------
 Net Increase (Decrease)...........           82           209           114           89           75            4
                                    ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                         LAZARD RETIREMENT
                                      EMERGING MARKETS EQUITY   MFS(R) INTERNATIONAL VALUE   MFS(R) INVESTORS TRUST
                                             PORTFOLIO                   PORTFOLIO                   SERIES
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    (41,870) $    723,221  $  1,181,495  $    937,671  $   (67,177) $   (52,522)
 Net realized gain (loss) on
   investments.....................   (2,300,228)    2,686,117    10,892,050     6,842,879    1,963,196    1,592,560
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (29,324,061)  (11,664,766)   (4,081,984)   (8,363,584)  (2,040,908)    (526,569)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (31,666,159)   (8,255,428)    7,991,561      (583,034)    (144,889)   1,013,469
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   25,735,744    24,310,473    40,238,303    30,703,803    1,384,838    1,330,935
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net    8,474,779     7,927,112    25,836,301    21,177,714     (558,838)    (300,434)
 Redemptions for contract benefits
   and terminations................   (7,677,811)   (7,949,530)  (11,892,553)   (8,289,814)    (767,662)    (558,235)
 Contract maintenance charges......      (94,343)      (89,979)     (137,496)      (94,766)      (7,502)      (6,663)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   26,438,369    24,198,076    54,044,555    43,496,937       50,836      465,603
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        20,000         3,275         1,224           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (5,227,790)   15,962,648    62,039,391    42,915,127      (94,053)   1,479,072
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  132,112,635   116,149,987   167,974,118   125,058,991   12,152,535   10,673,463
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $126,884,845  $132,112,635  $230,013,509  $167,974,118  $12,058,482  $12,152,535
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................           --            --           514           422           15           17
 Redeemed..........................           --            --          (175)         (139)         (15)         (15)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           --            --           339           283           --            2
                                    ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
 Issued............................          510           433            --            --           --           --
 Redeemed..........................         (228)         (209)           --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........          282           224            --            --           --           --
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                     MFS(R) MASSACHUSETTS
                                    INVESTORS GROWTH STOCK     MFS(R) TECHNOLOGY          MFS(R) UTILITIES
                                       PORTFOLIO(G)(H)             PORTFOLIO                   SERIES
                                    ---------------------- ------------------------  -------------------------
                                             2015              2015         2014         2015          2014
                                    ---------------------- -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......      $   (51,717)      $  (580,191) $  (429,387) $  2,713,584  $   615,380
 Net realized gain (loss) on
   investments.....................          916,433         5,178,252    4,428,614     8,976,591    8,352,659
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (1,155,150)         (610,593)    (898,305)  (27,913,715)  (1,590,237)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations         (290,434)        3,987,468    3,100,922   (16,223,540)   7,377,802
                                         -----------       -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................        1,116,230         7,999,917    5,492,716    16,241,960   14,942,645
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net       10,230,238         8,249,339    3,815,620    (6,118,581)  16,292,455
 Redemptions for contract benefits
   and terminations................         (482,609)       (3,256,494)  (2,433,744)   (6,702,019)  (5,718,949)
 Contract maintenance charges......           (5,631)          (25,370)     (17,131)      (53,059)     (39,606)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......       10,858,228        12,967,392    6,857,461     3,368,301   25,476,545
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................               --                --           --         1,598           --
                                         -----------       -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................       10,567,794        16,954,860    9,958,383   (12,853,641)  32,854,347
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................               --        40,389,877   30,431,494    99,268,040   66,413,693
                                         -----------       -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD      $10,567,794       $57,344,737  $40,389,877  $ 86,414,399  $99,268,040
                                         ===========       ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................               66               139          119           192          287
 Redeemed..........................              (11)              (76)         (83)         (171)        (139)
                                         -----------       -----------  -----------  ------------  -----------
 Net Increase (Decrease)...........               55                63           36            21          148
                                         ===========       ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(g)Units were made available on March 27, 2015.
(h)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                           MULTIMANAGER                MULTIMANAGER                MULTIMANAGER
                                        AGGRESSIVE EQUITY*              CORE BOND*                MID CAP GROWTH*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (4,607,875) $ (4,822,085) $    863,330  $  1,095,435  $ (1,021,770) $ (1,035,819)
 Net realized gain (loss) on
   investments.....................   27,399,779    24,278,252    (1,945,759)     (673,416)    9,508,706    15,390,517
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (3,090,422)   39,143,512      (232,836)    2,694,946   (10,536,292)  (11,749,224)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   19,701,482    58,599,679    (1,315,265)    3,116,965    (2,049,356)    2,605,474
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   10,772,092    11,254,391    11,748,750    12,503,166     3,056,052     3,255,417
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (14,078,648)  (18,136,137)   (5,275,040)   (9,905,457)     (851,169)   (3,297,609)
 Redemptions for contract benefits
   and terminations................  (50,771,076)  (57,450,583)  (12,759,771)  (12,611,300)   (5,866,247)   (7,222,085)
 Contract maintenance charges......     (433,974)     (457,769)      (93,403)      (95,187)      (44,537)      (47,624)
 Adjustment to net assets
   allocated to contracts in
   payout period...................       77,632        24,484            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (54,433,974)  (64,765,614)   (6,379,464)  (10,108,778)   (3,705,901)   (7,311,901)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................     (107,172)       15,202            --       170,000            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (34,839,664)   (6,150,733)   (7,694,729)   (6,821,813)   (5,755,257)   (4,706,427)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  633,516,741   639,667,474   128,134,591   134,956,404    78,701,981    83,408,408
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $598,677,077  $633,516,741  $120,439,862  $128,134,591  $ 72,946,724  $ 78,701,981
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          259           258            --            --            --            --
 Redeemed..........................         (651)         (764)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........         (392)         (506)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................           21            17           143           153            48            50
 Redeemed..........................          (40)          (43)         (187)         (222)          (67)          (94)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (19)          (26)          (44)          (69)          (19)          (44)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                              VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                    -------------------------  --------------------------  ----------------------
                                        2015          2014         2015          2014         2015        2014
                                    ------------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (368,846) $  (567,825) $ (1,918,749) $ (1,801,444) $   (9,184) $   (6,975)
 Net realized gain (loss) on
   investments.....................    4,349,016    5,926,624    23,670,376    25,105,671     443,239      89,604
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (7,860,004)  (2,773,709)  (14,489,931)   (7,340,041)   (388,538)     55,733
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations   (3,879,834)   2,585,090     7,261,696    15,964,186      45,517     138,362
                                    ------------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    2,263,689    2,733,854     7,491,951     6,694,334     676,210     706,923
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (3,035,988)  (4,391,652)   (3,290,930)      484,885     102,722     108,613
 Redemptions for contract benefits
   and terminations................   (5,807,965)  (6,678,459)  (11,074,402)  (12,044,917)    (94,451)    (32,818)
 Contract maintenance charges......      (33,880)     (37,312)      (85,285)      (85,547)     (2,795)     (1,717)
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,614,144)  (8,373,569)   (6,958,666)   (4,951,245)    681,686     781,001
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (10,493,978)  (5,788,479)      303,030    11,012,941     727,203     919,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   64,181,344   69,969,823   148,476,213   137,463,272   2,045,965   1,126,602
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $ 53,687,366  $64,181,344  $148,779,243  $148,476,213  $2,773,168  $2,045,965
                                    ============  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           18           29           140           190          --          --
 Redeemed..........................          (51)         (70)         (176)         (220)         --          --
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........          (33)         (41)          (36)          (30)         --          --
                                    ============  ===========  ============  ============  ==========  ==========

UNIT ACTIVITY SERVICE CLASS
 Issued............................           --           --            --            --           4           6
 Redeemed..........................           --           --            --            --          (1)         (1)
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........           --           --            --            --           3           5
                                    ============  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        PIMCO COMMODITY
                                                    REALRETURN(R) STRATEGY          TARGET 2015               TARGET 2025
                                                           PORTFOLIO                ALLOCATION*               ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   165,453  $   (52,883) $   (25,226) $   (19,847) $    14,771  $    24,412
 Net realized gain (loss) on investments..........    (733,882)    (178,629)     274,155    3,754,597    1,513,365    6,863,131
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,141,016)  (1,084,976)    (993,286)  (3,338,958)  (3,332,037)  (5,601,465)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,709,445)  (1,316,488)    (744,357)     395,792   (1,803,901)   1,286,078
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,630,575    1,876,667    3,055,402    2,850,362    7,436,612    6,682,554
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      98,451      232,793   (1,097,738)    (697,046)     422,081      897,856
 Redemptions for contract benefits and
   terminations...................................    (211,687)    (175,838)  (3,048,775)  (2,930,699)  (3,914,104)  (2,809,692)
 Contract maintenance charges.....................      (6,585)      (7,165)     (13,324)     (13,846)     (43,966)     (40,877)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,510,754    1,926,457   (1,104,435)    (791,229)   3,900,623    4,729,841
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................       1,826       (1,825)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (196,865)     608,144   (1,848,792)    (395,437)   2,096,722    6,015,919
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,389,086    4,780,942   24,805,604   25,201,041   51,650,250   45,634,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 5,192,221  $ 5,389,086  $22,956,812  $24,805,604  $53,746,972  $51,650,250
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           36           43           92           89
 Redeemed.........................................          --           --          (46)         (50)         (60)         (51)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --          (10)          (7)          32           38
                                                   ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY ADVISOR CLASS
 Issued...........................................          34           26           --           --           --           --
 Redeemed.........................................         (13)          (6)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          21           20           --           --           --           --
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          TARGET 2035               TARGET 2045         TARGET 2055
                                                          ALLOCATION*               ALLOCATION*        ALLOCATION*(I)
                                                   ------------------------  ------------------------  --------------
                                                       2015         2014         2015         2014          2015
                                                   -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    32,352  $    37,118  $    50,768  $    52,585     $  5,825
 Net realized gain (loss) on investments..........   1,713,105    6,441,913    1,337,737    4,922,402         (170)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,456,752)  (5,080,934)  (2,945,712)  (3,797,116)     (19,362)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,711,295)   1,398,097   (1,557,207)   1,177,871      (13,707)
                                                   -----------  -----------  -----------  -----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,950,896    6,754,827    7,583,709    6,072,117      366,107
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (76,627)     262,117    1,122,924      939,556      186,017
 Redemptions for contract benefits and
   terminations...................................  (2,319,092)  (2,116,891)  (1,814,246)  (1,235,417)          --
 Contract maintenance charges.....................     (67,887)     (65,888)     (82,560)     (70,764)        (305)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   5,487,290    4,834,165    6,809,827    5,705,492      551,819
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       10,000           --           --            9
                                                   -----------  -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,775,995    6,242,262    5,252,620    6,883,363      538,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,930,885   41,688,623   37,870,235   30,986,872           --
                                                   -----------  -----------  -----------  -----------     --------

NET ASSETS -- END OF YEAR OR PERIOD............... $51,706,880  $47,930,885  $43,122,855  $37,870,235     $538,121
                                                   ===========  ===========  ===========  ===========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          81           74           79           64            7
 Redeemed.........................................         (40)         (37)         (26)         (22)          (1)
                                                   -----------  -----------  -----------  -----------     --------
 Net Increase (Decrease)..........................          41           37           53           42            6
                                                   ===========  ===========  ===========  ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     TEMPLETON GLOBAL BOND    VAN ECK VIP GLOBAL HARD
                                                           VIP FUND                 ASSETS FUND
                                                   ------------------------  ------------------------
                                                       2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 2,882,547  $ 1,239,640  $  (225,645) $  (259,325)
 Net realized gain (loss) on investments..........    (492,015)     (59,184)  (1,223,149)     488,586
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,904,619)  (1,096,943)  (5,869,339)  (4,920,665)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,514,087)      83,513   (7,318,133)  (4,691,404)
                                                   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,575,804   11,457,171    2,884,845    3,344,147
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (522,486)     543,858    2,573,811    2,316,598
 Redemptions for contract benefits and
   terminations...................................  (1,563,290)    (693,721)  (1,196,843)  (1,292,561)
 Contract maintenance charges.....................     (51,633)     (41,522)      (9,746)     (10,075)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  11,438,395   11,265,786    4,252,067    4,358,109
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         198           90           --          800
                                                   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   8,924,506   11,349,389   (3,066,066)    (332,495)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,426,351   27,076,962   18,323,463   18,655,958
                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $47,350,857  $38,426,351  $15,257,397  $18,323,463
                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued...........................................          --           --          135          104
 Redeemed.........................................          --           --          (66)         (57)
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --           69           47
                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS 2
 Issued...........................................         151          122           --           --
 Redeemed.........................................         (52)         (26)          --           --
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          99           96           --           --
                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ International Moderate
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Real Assets
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA SmartBeta Equity
 .   AXA/AB Dynamic Moderate Growth/(1)/
 .   AXA/AB Small Cap Growth/(2)/
 .   AXA/DoubleLine Opportunistic Core Plus Bond
 .   AXA/Franklin Balanced Managed Volatility
 .   AXA/Franklin Small Cap Value Managed Volatility
 .   AXA/Franklin Templeton Allocation Managed Volatility
 .   AXA/Horizon Small Cap Value
 .   AXA/Loomis Sayles Growth
 .   AXA/Mutual Large Cap Equity Managed Volatility
 .   AXA/Pacific Global Small Cap Value
 .   AXA/Templeton Global Equity Managed Volatility
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Emerging Markets Equity PLUS
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/High Yield Bond
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund


   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)

   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
All Asset Aggressive-Alt 25.......................... $  6,003,415 $  2,470,539
All Asset Growth-Alt 20..............................   13,115,789   11,273,346
All Asset Moderate Growth-Alt 15.....................    3,773,326    1,126,990
American Century VP Mid Cap Value Fund...............   13,705,907    2,932,067
American Funds Insurance Series(R) Bond Fund/SM/.....   18,385,207    6,041,235
AXA 400 Managed Volatility...........................    2,997,940    1,979,526
AXA 500 Managed Volatility...........................    7,767,947    5,646,278
AXA 2000 Managed Volatility..........................    2,301,109    1,690,633
AXA Aggressive Allocation............................  124,347,960   80,223,096
AXA Balanced Strategy................................   24,523,281   11,089,637
AXA Conservative Allocation..........................   24,922,381   29,175,410
AXA Conservative Growth Strategy.....................    7,891,188    4,291,467
AXA Conservative Strategy............................    3,311,658    2,022,005
AXA Conservative-Plus Allocation.....................   43,507,700   39,067,789
AXA Global Equity Managed Volatility.................   34,250,787   59,584,222
AXA Growth Strategy..................................       55,775       46,699
AXA International Core Managed Volatility............   19,528,724   29,081,027
AXA International Managed Volatility.................    3,355,374    1,570,933
AXA International Value Managed Volatility...........   17,647,373   29,910,110
AXA Large Cap Core Managed Volatility................    4,156,034    6,134,264
AXA Large Cap Growth Managed Volatility..............   70,197,442   91,552,360
AXA Large Cap Value Managed Volatility...............   55,488,927  116,451,452
AXA Mid Cap Value Managed Volatility.................   32,298,898   69,262,137
AXA Moderate Allocation..............................  193,975,164  203,082,227
AXA Moderate Growth Strategy.........................   18,217,968    5,417,830
AXA Moderate-Plus Allocation.........................  181,408,532  144,992,492
AXA SmartBeta Equity.................................       77,814        1,719
AXA/AB Dynamic Moderate Growth.......................    6,330,359    3,207,211
AXA/AB Small Cap Growth..............................   71,809,998   61,665,626
AXA/DoubleLine Opportunistic Core Plus Bond..........      840,220      142,460
AXA/Franklin Balanced Managed Volatility.............   18,814,527   18,986,015
AXA/Franklin Small Cap Value Managed Volatility......    2,388,109    3,871,898
AXA/Franklin Templeton Allocation Managed Volatility.   12,709,012   12,235,855
AXA/Horizon Small Cap Value..........................       84,770        1,568
AXA/Loomis Sayles Growth.............................    7,997,731    8,131,036
AXA/Mutual Large Cap Equity Managed Volatility.......    2,378,665    5,140,928
AXA/Pacific Global Small Cap Value...................      140,959        2,534
AXA/Templeton Global Equity Managed Volatility.......    6,590,334    7,886,202
Charter/SM/ International Moderate...................       24,266          282
Charter/SM/ Multi-Sector Bond........................   12,486,072   18,489,073
Charter/SM/ Real Assets..............................       13,257           97
Charter/SM/ Small Cap Growth.........................    5,794,717    9,850,176
Charter/SM/ Small Cap Value..........................    7,974,448   16,241,508
EQ/BlackRock Basic Value Equity......................  105,545,747   98,839,845
EQ/Boston Advisors Equity Income.....................   23,790,281   18,262,220
EQ/Calvert Socially Responsible......................   13,326,279    8,239,699
EQ/Capital Guardian Research.........................   17,414,207   29,975,738
EQ/Common Stock Index................................   90,101,654  268,211,305
EQ/Core Bond Index...................................   22,257,970   21,391,055
EQ/Emerging Markets Equity PLUS......................    3,191,113    1,386,792
EQ/EQuity 500 Index..................................  249,689,646  208,291,891
EQ/GAMCO Mergers and Acquisitions....................    3,146,369    4,709,721

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/GAMCO Small Company Value.......................... $163,509,865 $106,402,944
EQ/Global Bond PLUS...................................    9,334,907   16,547,612
EQ/High Yield Bond....................................    4,303,222    1,486,872
EQ/Intermediate Government Bond.......................    6,364,149   11,902,243
EQ/International Equity Index.........................   45,681,450   58,942,199
EQ/Invesco Comstock...................................   18,119,229   24,073,486
EQ/JPMorgan Value Opportunities.......................   20,882,073   15,402,398
EQ/Large Cap Growth Index.............................   56,428,509   35,240,474
EQ/Large Cap Value Index..............................   19,836,060   14,359,717
EQ/MFS International Growth...........................   24,368,815   18,285,912
EQ/Mid Cap Index......................................   67,817,699   60,395,668
EQ/Money Market.......................................  152,960,662  155,481,231
EQ/Morgan Stanley Mid Cap Growth......................   54,552,448   50,350,574
EQ/Oppenheimer Global.................................   36,391,305   19,319,429
EQ/PIMCO Global Real Return...........................   13,576,512    5,040,481
EQ/PIMCO Ultra Short Bond.............................   12,146,300   20,886,521
EQ/Quality Bond PLUS..................................    9,826,222   17,983,325
EQ/Small Company Index................................   53,517,344   36,349,247
EQ/T. Rowe Price Growth Stock.........................  106,025,368   54,445,475
EQ/UBS Growth & Income................................   20,211,110   12,283,314
EQ/Wells Fargo Omega Growth...........................   35,153,123   40,595,050
Fidelity(R) VIP Contrafund(R) Portfolio...............  103,063,541   40,687,912
Fidelity(R) VIP Equity-Income Portfolio...............    3,225,254      812,086
Fidelity(R) VIP Mid Cap Portfolio.....................   12,770,468    3,091,543
Goldman Sachs VIT Mid Cap Value Fund..................   22,705,046   10,493,049
Invesco V.I. Diversified Dividend Fund................    6,336,391    1,376,859
Invesco V.I. Global Real Estate Fund..................   29,568,325   17,423,353
Invesco V.I. High Yield Fund..........................   12,697,691    6,044,408
Invesco V.I. International Growth Fund................   20,615,595    7,930,074
Invesco V.I. Mid Cap Core Equity Fund.................    5,580,060    3,270,503
Invesco V.I. Small Cap Equity Fund....................    4,947,592    1,707,252
Ivy Funds VIP Energy..................................   25,547,369   16,181,283
Ivy Funds VIP High Income.............................   61,131,745   39,364,064
Ivy Funds VIP Mid Cap Growth..........................   36,208,139   14,749,008
Ivy Funds VIP Small Cap Growth........................   22,029,850   10,340,229
Lazard Retirement Emerging Markets Equity Portfolio...   50,045,654   23,274,431
MFS(R) International Value Portfolio..................   88,409,878   31,043,906
MFS(R) Investors Trust Series.........................    4,107,346    2,830,286
MFS(R) Massachusetts Investors Growth Stock Portfolio.    2,626,214    2,195,818
MFS(R) Technology Portfolio...........................   29,682,577   15,808,728
MFS(R) Utilities Series...............................   42,413,165   29,409,475
Multimanager Aggressive Equity........................   16,189,948   75,287,340
Multimanager Core Bond................................   23,360,774   28,876,908
Multimanager Mid Cap Growth...........................   15,332,195   13,244,353
Multimanager Mid Cap Value............................    4,272,343   11,255,333
Multimanager Technology...............................   37,245,396   35,364,222
Oppenheimer Main Street Fund(R)/VA....................    1,328,692      283,187
PIMCO CommodityRealReturn(R) Strategy Portfolio.......    2,691,296    1,015,088
Target 2015 Allocation................................    5,007,716    5,845,808
Target 2025 Allocation................................   13,093,155    8,456,334
Target 2035 Allocation................................   11,983,889    5,692,094
Target 2045 Allocation................................   11,664,345    4,107,654
Target 2055 Allocation................................      609,481       51,315
Templeton Global Bond VIP Fund........................   20,967,930    6,425,619
Van Eck VIP Global Hard Assets Fund...................    8,663,762    4,637,340

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)


   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Class Service       768,597                               621,908
Value -- Class Service    $     14.33                          $      17.71
Net Assets Before Merger  $11,013,989                          $         --
Net Assets After Merger   $        --                          $ 11,013,989
Unrealized Gain (Loss)    $   394,876
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/DAVIS NEW YORK VENTURE            EQ/INVESCO COMSTOCK
                          EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
                          EQ/DAVIS NEW YORK VENTURE
Shares -- Class B           2,454,350
Value -- Class B          $     13.86
Net Assets Before Merger  $34,021,225
Net Assets After Merger   $        --
Unrealized Gain           $ 8,682,687
                          EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B           3,486,776                             8,295,538
Value -- Class B          $     12.96                          $      14.82
Net Assets Before Merger  $45,193,317                          $ 43,712,513
Net Assets After Merger   $        --                          $122,927,055
Unrealized Gain           $ 1,552,126
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY    AXA INTERNATIONAL CORE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B           4,788,613                            18,772,898
Value -- Class B          $     12.18                          $      10.81
Net Assets Before Merger  $58,347,113                          $144,520,175
Net Assets After Merger   $        --                          $202,867,288
Unrealized Gain           $ 8,803,894
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE         AXA LARGE CAP VALUE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                53,170,971
Value -- Class A                                               $      15.21
Net Assets Before Merger                                       $767,140,932
Net Assets After Merger   $        --                          $808,474,818
Shares -- Class B           4,091,153                             7,279,298
Value -- Class B          $     14.18                          $      15.17
Net Assets Before Merger  $57,994,995                          $ 93,765,645
Net Assets After Merger   $        --                          $110,426,754
Unrealized Gain           $18,999,581
-----------------------------------------------------------------------------------------------

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B           17,815,352                         26,259,836
Value -- Class B          $      21.71                       $      25.54
Net Assets Before Merger  $386,809,324                       $283,980,474
Net Assets After Merger   $         --                       $670,789,798
Unrealized Gain           $147,888,852
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B              958,444                          3,427,910
Value -- Class B          $      15.08                       $       9.21
Net Assets Before Merger  $ 14,455,752                       $ 17,133,522
Net Assets After Merger   $         --                       $ 31,589,274
Unrealized Gain           $  4,852,562
-------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

   "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly         Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Managed Account Service Fee       Quarterly                    The Managed Account Service ("MAS")        Unit liquidation from
                                                               Advisory fee is a quarterly fee that can   account value
                                                               be charged at an annual rate of up to
                                                               0.60%. The amount of the fee may be lower
                                                               and varies among broker-dealers. The fee
                                                               will be deducted pro rata from the
                                                               Non-Personal Income Benefit variable
                                                               investment options and guaranteed
                                                               interest option first, then from the
                                                               account for special dollar cost
                                                               averaging. The MAS Advisory fee does not
                                                               apply to Personal Income Benefit related
                                                               assets.

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(e)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(e)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $148.32           --                  --            --        1.88%
       Highest contract charge 1.45% Class B       $140.96           --                  --            --        0.91%
       All contract charges                             --          387             $55,179          1.49%         --
2013   Lowest contract charge 0.50% Class B        $145.58           --                  --            --       13.55%
       Highest contract charge 1.45% Class B       $139.69           --                  --            --       12.47%
       All contract charges                             --          356             $50,117          1.47%         --
2012   Lowest contract charge 0.50% Class B        $128.21           --                  --            --       11.43%
       Highest contract charge 1.45% Class B       $124.20           --                  --            --       10.36%
       All contract charges                             --          309             $38,706          1.74%         --
2011   Lowest contract charge 0.50% Class B        $115.06           --                  --            --       (3.97)%
       Highest contract charge 1.45% Class B       $112.54           --                  --            --       (4.89)%
       All contract charges                             --          223             $25,298          1.97%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015   Lowest contract charge 0.50% Class B        $102.12           --                  --            --       (4.21)%
       Highest contract charge 1.34% Class B       $ 99.85           --                  --            --       (5.01)%
       All contract charges                             --           54             $ 5,512          0.98%         --
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(e)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(e)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
2011   Lowest contract charge 0.70% Class II       $104.57           --                  --            --       (1.53)%
       Highest contract charge 1.20% Class II      $103.68           --                  --            --       (2.03)%
       All contract charges                             --           16             $ 1,668          1.44%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(e)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(e)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(e)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.40% Class B(d)   $104.96            --                 --            --         4.46%
      Highest contract charge 1.34% Class B     $124.57            --                 --            --        14.91%
      All contract charges                           --            28           $  3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B      $109.35            --                 --            --        (8.86)%
      Highest contract charge 1.34% Class B     $108.41            --                 --            --        (9.45)%
      All contract charges                           --            25           $  2,592          0.05%          --
AXA 500 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $165.27            --                 --            --        (0.14)%
      Highest contract charge 1.34% Class B     $176.28            --                 --            --        (0.98)%
      All contract charges                           --            87           $ 14,632          0.97%          --
2014  Lowest contract charge 0.50% Class B      $165.50            --                 --            --        12.03%
      Highest contract charge 1.34% Class B     $178.03            --                 --            --        11.08%
      All contract charges                           --            76           $ 12,843          0.68%          --
2013  Lowest contract charge 0.70% Class B      $163.76            --                 --            --        30.02%
      Highest contract charge 1.34% Class B     $160.27            --                 --            --        29.18%
      All contract charges                           --            58           $  8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B      $125.95            --                 --            --        14.01%
      Highest contract charge 1.34% Class B     $124.07            --                 --            --        13.27%
      All contract charges                           --            47           $  5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B      $110.47            --                 --            --        (4.42)%
      Highest contract charge 1.34% Class B     $109.53            --                 --            --        (5.03)%
      All contract charges                           --            35           $  3,721          0.64%          --
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $144.00            --                 --            --        (5.57)%
      Highest contract charge 1.34% Class B     $162.09            --                 --            --        (6.37)%
      All contract charges                           --            26           $  4,016          0.40%          --
2014  Lowest contract charge 0.50% Class B      $152.50            --                 --            --         3.54%
      Highest contract charge 1.34% Class B     $173.12            --                 --            --         2.66%
      All contract charges                           --            23           $  3,815          0.15%          --
2013  Lowest contract charge 0.70% Class B      $172.30            --                 --            --        36.42%
      Highest contract charge 1.34% Class B     $168.64            --                 --            --        35.55%
      All contract charges                           --            22           $  3,583          0.13%          --
2012  Lowest contract charge 0.70% Class B      $126.30            --                 --            --        14.64%
      Highest contract charge 1.34% Class B     $124.41            --                 --            --        13.90%
      All contract charges                           --            16           $  1,867          0.34%          --
2011  Lowest contract charge 0.70% Class B      $110.17            --                 --            --       (11.18)%
      Highest contract charge 1.34% Class B     $109.23            --                 --            --       (11.75)%
      All contract charges                           --            12           $  1,291          0.03%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B      $187.23            --                 --            --        (2.25)%
      Highest contract charge 1.45% Class B     $166.47            --                 --            --        (3.18)%
      All contract charges                           --         3,347           $567,396          0.97%          --
2014  Lowest contract charge 0.50% Class B      $191.54            --                 --            --         4.20%
      Highest contract charge 1.45% Class B     $171.94            --                 --            --         3.20%
      All contract charges                           --         3,294           $574,931          1.61%          --
2013  Lowest contract charge 0.50% Class B      $183.82            --                 --            --        25.79%
      Highest contract charge 1.45% Class B     $166.61            --                 --            --        24.61%
      All contract charges                           --         3,201           $539,875          2.58%          --
2012  Lowest contract charge 0.50% Class B      $146.13            --                 --            --        13.60%
      Highest contract charge 1.45% Class B     $133.71            --                 --            --        12.51%
      All contract charges                           --         3,104           $418,515          0.89%          --
2011  Lowest contract charge 0.50% Class B      $128.63            --                 --            --        (7.96)%
      Highest contract charge 1.45% Class B     $118.84            --                 --            --        (8.84)%
      All contract charges                           --         2,983           $357,014          1.34%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 1.10% Class A      $132.70            --                 --            --        (1.73)%
      Highest contract charge 1.25% Class A     $131.44            --                 --            --        (1.88)%
      All contract charges                           --             1           $    189          1.03%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A       $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A      $133.96            --                 --            --        3.09%
      All contract charges                            --             2           $    253          1.18%         --
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
2011  Lowest contract charge 1.10% Class A       $108.40            --                 --            --       (3.22)%
      Highest contract charge 1.25% Class A      $108.02            --                 --            --       (3.37)%
      All contract charges                            --             5           $    544          1.36%         --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(c)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
2011  Lowest contract charge 1.25% Class B       $115.70            --                 --            --       (3.61)%
      Highest contract charge 1.30% Class B      $115.55            --                 --            --       (3.66)%
      All contract charges                            --           290           $ 33,585          1.36%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
2011  Lowest contract charge 0.50% Class B       $128.42            --                 --            --        1.39%
      Highest contract charge 1.45% Class B      $118.65            --                 --            --        0.42%
      All contract charges                            --           988           $116,023          1.76%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(c)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 1.25% Class B      $114.67            --                 --            --        (2.62)%
      Highest contract charge 1.30% Class B     $114.53            --                 --            --        (2.67)%
      All contract charges                           --            52           $  5,951          1.39%          --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.50% Class B(c)   $107.30            --                 --            --        (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --        (1.51)%
      All contract charges                           --            74           $  8,166          0.87%          --
2014  Lowest contract charge 0.70% Class B(c)   $107.44            --                 --            --         1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --         1.24%
      All contract charges                           --            61           $  6,971          0.78%          --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --         3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --         2.98%
      All contract charges                           --            60           $  6,833          1.27%          --
2012  Lowest contract charge 0.90% Class B(c)   $101.61            --                 --            --         2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --         3.13%
      All contract charges                           --            37           $  4,099          1.00%          --
2011  Lowest contract charge 1.25% Class B      $111.12            --                 --            --        (0.54)%
      Highest contract charge 1.30% Class B     $110.98            --                 --            --        (0.59)%
      All contract charges                           --            25           $  2,768          1.90%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --        (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --        (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%          --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --         2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --         1.67%
      All contract charges                           --         1,503           $208,413          1.02%          --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --         9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --         8.64%
      All contract charges                           --         1,495           $203,468          1.43%          --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --         6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --         5.81%
      All contract charges                           --         1,444           $180,296          0.84%          --
2011  Lowest contract charge 0.50% Class B      $127.77            --                 --            --        (1.21)%
      Highest contract charge 1.45% Class B     $118.05            --                 --            --        (2.15)%
      All contract charges                           --         1,358           $160,091          1.58%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --        (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --        (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%          --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --         1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --         0.21%
      All contract charges                           --         1,741           $398,475          0.95%          --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --        19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --        18.61%
      All contract charges                           --         1,872           $425,169          0.82%          --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --        16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --        15.28%
      All contract charges                           --         2,004           $382,122          1.42%          --
2011  Lowest contract charge 0.50% Class B      $210.44            --                 --            --       (12.75)%
      Highest contract charge 1.45% Class B     $219.81            --                 --            --       (13.59)%
      All contract charges                           --         2,138           $354,891          1.73%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --        (2.22)%
      All contract charges                           --             9           $  1,292          1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A      $108.93            --                 --            --        (5.21)%
      Highest contract charge 1.25% Class A     $108.55            --                 --            --        (5.35)%
      All contract charges                           --            11           $  1,177          1.19%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(f)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
2011  Lowest contract charge 0.50% Class B      $ 96.76            --                 --            --       (17.35)%
      Highest contract charge 1.45% Class B     $120.58            --                 --            --       (18.13)%
      All contract charges                           --         1,229           $119,909          2.76%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
2011  Lowest contract charge 0.70% Class B      $ 93.15            --                 --            --       (16.64)%
      Highest contract charge 1.34% Class B     $ 92.35            --                 --            --       (17.17)%
      All contract charges                           --            34           $  3,102          2.30%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(d)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --
2011  Lowest contract charge 0.50% Class B      $ 94.32            --                 --            --       (16.58)%
      Highest contract charge 1.45% Class B     $114.01            --                 --            --       (17.38)%
      All contract charges                           --         1,878           $198,047          1.92%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY(K)
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --            --       (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --            --       (5.63)%
      All contract charges                         --           157           $ 13,764          1.03%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(L)
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --            --       (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --            --       (5.05)%
      All contract charges                         --         1,612           $225,271          0.40%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --            --       (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --            --       (6.18)%
      All contract charges                         --         6,453           $607,136          1.30%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --
2014  Lowest contract charge 0.40% Class B    $152.11            --                 --            --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                 --            --       10.79%
      All contract charges                         --           682           $108,045          1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                 --            --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                 --            --       30.77%
      All contract charges                         --           653           $ 93,695          1.05%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(H) (CONTINUED)
2012      Lowest contract charge 0.40% Class B(d)       $103.13            --                  --           --         3.04%
          Highest contract charge 1.30% Class B         $ 77.76            --                  --           --        14.37%
          All contract charges                               --           729          $   79,920         1.55%          --
2011      Lowest contract charge 0.50% Class B          $111.04            --                  --           --        (5.55)%
          Highest contract charge 1.30% Class B         $ 67.99            --                  --           --        (6.30)%
          All contract charges                               --           852          $   81,786         1.30%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charge 0.50% Class B          $265.50            --                  --           --        (4.02)%
          Highest contract charge 1.45% Class B         $182.41            --                  --           --        (4.94)%
          All contract charges                               --         2,042          $  467,179         0.75%          --
2014      Lowest contract charge 0.50% Class B          $276.62            --                  --           --        10.32%
          Highest contract charge 1.45% Class B         $191.89            --                  --           --         9.26%
          All contract charges                               --         2,184          $  524,830         0.58%          --
2013      Lowest contract charge 0.50% Class B          $250.75            --                  --           --        32.41%
          Highest contract charge 1.45% Class B         $175.62            --                  --           --        31.15%
          All contract charges                               --         2,362          $  518,799         0.51%          --
2012      Lowest contract charge 0.50% Class B          $189.37            --                  --           --        18.03%
          Highest contract charge 1.45% Class B         $133.91            --                  --           --        16.90%
          All contract charges                               --         2,547          $  426,205         1.21%          --
2011      Lowest contract charge 0.50% Class B          $160.44            --                  --           --        (9.88)%
          Highest contract charge 1.45% Class B         $114.55            --                  --           --       (10.74)%
          All contract charges                               --         2,799          $  399,994         0.84%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.70% Class A          $201.82            --                  --           --        (1.58)%
          Highest contract charge 1.45% Class A         $154.60            --                  --           --        (2.32)%
          All contract charges                               --        12,791          $1,164,680         0.82%          --
2014      Lowest contract charge 0.70% Class A          $205.05            --                  --           --         2.31%
          Highest contract charge 1.45% Class A         $158.27            --                  --           --         1.53%
          All contract charges                               --        13,795          $1,271,667         1.09%          --
2013      Lowest contract charge 0.70% Class A          $200.42            --                  --           --        12.32%
          Highest contract charge 1.45% Class A         $155.88            --                  --           --        11.48%
          All contract charges                               --        14,831          $1,331,767         1.61%          --
2012      Lowest contract charge 0.50% Class A          $111.06            --                  --           --         8.26%
          Highest contract charge 1.45% Class A         $139.83            --                  --           --         7.22%
          All contract charges                               --        16,009          $1,275,105         0.78%          --
2011      Lowest contract charge 0.50% Class A          $102.59            --                  --           --        (2.64)%
          Highest contract charge 1.45% Class A         $130.42            --                  --           --        (3.56)%
          All contract charges                               --        17,152          $1,263,112         1.69%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.40% Class B          $116.89            --                  --           --        (1.28)%
          Highest contract charge 1.30% Class B         $115.98            --                  --           --        (2.16)%
          All contract charges                               --         3,011          $  443,187         0.82%          --
2014      Lowest contract charge 0.40% Class B          $118.40            --                  --           --         2.62%
          Highest contract charge 1.30% Class B         $118.54            --                  --           --         1.71%
          All contract charges                               --         2,887          $  432,074         1.09%          --
2013      Lowest contract charge 0.40% Class B          $115.38            --                  --           --        12.65%
          Highest contract charge 1.30% Class B         $116.55            --                  --           --        11.66%
          All contract charges                               --         2,631          $  385,285         1.61%          --
2012      Lowest contract charge 0.40% Class B(d)       $102.42            --                  --           --         2.26%
          Highest contract charge 1.30% Class B         $104.38            --                  --           --         7.40%
          All contract charges                               --         2,366          $  307,939         0.78%          --
2011      Lowest contract charge 0.50% Class B          $118.42            --                  --           --        (2.88)%
          Highest contract charge 1.30% Class B         $ 97.19            --                  --           --        (3.65)%
          All contract charges                               --         2,171          $  261,855         1.69%          --
AXA MODERATE GROWTH STRATEGY
2015      Lowest contract charge 0.50% Class B          $125.27            --                  --           --        (1.28)%
          Highest contract charge 1.45% Class B         $120.97            --                  --           --        (2.23)%
          All contract charges                               --           304          $   37,073         1.26%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(c)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(c)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
2011  Lowest contract charge 0.50% Class B       $133.07            --                  --           --       (5.43)%
      Highest contract charge 1.45% Class B      $122.94            --                  --           --       (6.34)%
      All contract charges                            --         6,568          $  807,708         1.45%         --
AXA SMARTBETA EQUITY
2015  Lowest contract charge 0.90% Class B(o)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(o)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(c)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(c)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(c)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.70% Class A       $272.48            --                  --           --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                  --           --       (4.32)%
      All contract charges                            --           887          $  276,150         0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                  --           --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                  --           --        2.07%
      All contract charges                            --           955          $  310,247         0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                  --           --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                  --           --       36.17%
      All contract charges                            --         1,032          $  327,707         0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                  --           --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                  --           --       13.91%
      All contract charges                            --         1,112          $  259,067         0.21%         --
2011  Lowest contract charge 0.50% Class A       $118.95            --                  --           --       (0.89)%
      Highest contract charge 1.45% Class A      $147.66            --                  --           --       (1.84)%
      All contract charges                            --         1,220          $  249,306         0.00%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2015     Lowest contract charge 0.50% Class B          $179.11           --                  --            --        (3.39)%
         Highest contract charge 1.30% Class B         $171.87           --                  --            --        (4.16)%
         All contract charges                               --          250             $55,409          0.05%          --
2014     Lowest contract charge 0.50% Class B          $185.40           --                  --            --         3.06%
         Highest contract charge 1.30% Class B         $179.33           --                  --            --         2.25%
         All contract charges                               --          248             $58,063          0.06%          --
2013     Lowest contract charge 0.50% Class B          $179.90           --                  --            --        37.49%
         Highest contract charge 1.30% Class B         $175.39           --                  --            --        36.39%
         All contract charges                               --          250             $58,082          0.05%          --
2012     Lowest contract charge 0.50% Class B          $130.85           --                  --            --        15.00%
         Highest contract charge 1.30% Class B         $128.59           --                  --            --        14.10%
         All contract charges                               --          248             $42,946          0.21%          --
2011     Lowest contract charge 0.50% Class B          $113.78           --                  --            --        (1.14)%
         Highest contract charge 1.30% Class B         $112.70           --                  --            --        (1.92)%
         All contract charges                               --          255             $39,148          0.00%          --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2015     Lowest contract charge 0.50% Class B(o)       $ 97.98           --                  --            --        (2.28)%
         Highest contract charge 1.25% Class B(o)      $ 97.51           --                  --            --        (2.72)%
         All contract charges                               --            7             $   678          3.46%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(d)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
2011     Lowest contract charge 0.50% Class B          $103.19           --                  --            --        (0.42)%
         Highest contract charge 1.45% Class B         $ 98.07           --                  --            --        (1.37)%
         All contract charges                               --          717             $70,812          3.23%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
2011     Lowest contract charge 0.50% Class B          $ 92.77           --                  --            --       (10.03)%
         Highest contract charge 1.45% Class B         $ 88.16           --                  --            --       (10.89)%
         All contract charges                               --          156             $13,851          0.14%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE        (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ----------   ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2013     Lowest contract charge 0.50% Class B         $112.30             --                  --            --        22.68%
         Highest contract charge 1.34% Class B        $106.16             --                  --            --        21.63%
         All contract charges                              --            599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B         $ 91.54             --                  --            --        14.14%
         Highest contract charge 1.34% Class B        $ 87.28             --                  --            --        13.19%
         All contract charges                              --            589             $51,679          1.81%          --
2011     Lowest contract charge 0.50% Class B         $ 80.20             --                  --            --        (4.92)%
         Highest contract charge 1.34% Class B        $ 77.11             --                  --            --        (5.72)%
         All contract charges                              --            598             $46,424          1.83%          --
AXA/HORIZON SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 87.72             --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(o)     $ 87.33             --                  --            --       (12.07)%
         All contract charges                              --              1             $    76          0.81%          --
AXA/LOOMIS SAYLES GROWTH
2015     Lowest contract charge 0.40% Class B         $151.19             --                  --            --        11.08%
         Highest contract charge 1.45% Class B        $204.55             --                  --            --         9.91%
         All contract charges                              --            223             $45,979          0.12%          --
2014     Lowest contract charge 0.40% Class B         $136.11             --                  --            --         7.39%
         Highest contract charge 1.45% Class B        $186.11             --                  --            --         6.26%
         All contract charges                              --            223             $42,010          0.11%          --
2013     Lowest contract charge 0.40% Class B         $126.74             --                  --            --        26.75%
         Highest contract charge 1.45% Class B        $175.15             --                  --            --        25.43%
         All contract charges                              --            255             $44,612          0.81%          --
2012     Lowest contract charge 0.40% Class B(d)      $ 99.99             --                  --            --        (0.22)%
         Highest contract charge 1.45% Class B        $139.64             --                  --            --        10.94%
         All contract charges                              --            277             $38,861          0.84%          --
2011     Lowest contract charge 0.70% Class B         $132.95             --                  --            --         2.16%
         Highest contract charge 1.45% Class B        $125.87             --                  --            --         1.39%
         All contract charges                              --            295             $37,352          0.50%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $136.64             --                  --            --        (2.87)%
         Highest contract charge 1.45% Class B        $124.96             --                  --            --        (3.80)%
         All contract charges                              --            203             $25,859          1.81%          --
2014     Lowest contract charge 0.50% Class B         $140.68             --                  --            --         9.16%
         Highest contract charge 1.45% Class B        $129.89             --                  --            --         8.11%
         All contract charges                              --            225             $29,735          1.75%          --
2013     Lowest contract charge 0.50% Class B         $128.88             --                  --            --        28.62%
         Highest contract charge 1.45% Class B        $120.15             --                  --            --        27.40%
         All contract charges                              --            251             $30,649          0.70%          --
2012     Lowest contract charge 0.50% Class B         $100.20             --                  --            --        13.63%
         Highest contract charge 1.45% Class B        $ 94.31             --                  --            --        12.54%
         All contract charges                              --            277             $26,266          1.35%          --
2011     Lowest contract charge 0.50% Class B         $ 88.18             --                  --            --        (4.93)%
         Highest contract charge 1.45% Class B        $ 83.80             --                  --            --        (5.83)%
         All contract charges                              --            308             $25,979          0.90%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 80.96             --                  --            --       (17.53)%
         Highest contract charge 1.25% Class B(o)     $ 80.57             --                  --            --       (17.91)%
         All contract charges                              --              1             $   121          0.22%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $119.61             --                  --            --        (3.12)%
         Highest contract charge 1.45% Class B        $109.38             --                  --            --        (4.05)%
         All contract charges                              --            399             $44,162          0.00%          --
2014     Lowest contract charge 0.50% Class B         $123.46             --                  --            --         0.59%
         Highest contract charge 1.45% Class B        $114.00             --                  --            --        (0.37)%
         All contract charges                              --            405             $46,619          1.40%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                            ---------- ----------------- ----------------- -------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013        Lowest contract charge 0.50% Class B             $122.73           --                  --            --
            Highest contract charge 1.45% Class B            $114.42           --                  --            --
            All contract charges                                  --          394             $45,428          0.82%
2012        Lowest contract charge 0.50% Class B             $ 97.17           --                  --            --
            Highest contract charge 1.45% Class B            $ 91.46           --                  --            --
            All contract charges                                  --          379             $34,837          1.35%
2011        Lowest contract charge 0.50% Class B             $ 81.83           --                  --            --
            Highest contract charge 1.45% Class B            $ 77.77           --                  --            --
            All contract charges                                  --          375             $29,358          1.82%
CHARTER/SM/ INTERNATIONAL MODERATE
2015        Lowest contract charge 0.50% Class B(o)          $ 91.98           --                  --            --
            Highest contract charge 1.20% Class B(o)         $ 91.57           --                  --            --
            All contract charges                                  --           --             $    23          3.08%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.70% Class A             $117.49           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.73           --                  --            --
            All contract charges                                  --          401             $65,307          1.52%
2014        Lowest contract charge 0.70% Class A             $119.08           --                  --            --
            Highest contract charge 1.45% Class A            $ 97.76           --                  --            --
            All contract charges                                  --          433             $72,235          2.48%
2013        Lowest contract charge 0.70% Class A             $117.13           --                  --            --
            Highest contract charge 1.45% Class A            $ 96.89           --                  --            --
            All contract charges                                  --          476             $78,335          3.40%
2012        Lowest contract charge 0.50% Class A             $102.94           --                  --            --
            Highest contract charge 1.45% Class A            $ 99.32           --                  --            --
            All contract charges                                  --          520             $87,757          2.29%
2011        Lowest contract charge 0.50% Class A             $ 98.22           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.68           --                  --            --
            All contract charges                                  --          546             $88,897          3.96%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.50% Class B             $132.49           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.86           --                  --            --
            All contract charges                                  --          256             $26,346          1.52%
2014        Lowest contract charge 0.50% Class B             $134.01           --                  --            --
            Highest contract charge 1.30% Class B            $ 95.70           --                  --            --
            All contract charges                                  --          262             $27,445          2.48%
2013        Lowest contract charge 0.50% Class B             $131.54           --                  --            --
            Highest contract charge 1.30% Class B            $ 94.68           --                  --            --
            All contract charges                                  --          275             $28,502          3.40%
2012        Lowest contract charge 0.50% Class B             $133.36           --                  --            --
            Highest contract charge 1.30% Class B            $ 96.76           --                  --            --
            All contract charges                                  --          300             $31,613          2.29%
2011        Lowest contract charge 0.50% Class B             $127.26           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.07           --                  --            --
            All contract charges                                  --          289             $29,574          3.96%
CHARTER/SM/ REAL ASSETS
2015        Lowest contract charge 1.20% Class B(o)          $ 86.47           --                  --            --
            Highest contract charge 1.25% Class B(o)         $ 86.44           --                  --            --
            All contract charges                                  --           --             $    13          2.81%
CHARTER/SM/ SMALL CAP GROWTH
2015        Lowest contract charge 0.50% Class B             $168.45           --                  --            --
            Highest contract charge 1.45% Class B            $151.25           --                  --            --
            All contract charges                                  --          265             $40,398          0.26%
2014        Lowest contract charge 0.70% Class B             $176.51           --                  --            --
            Highest contract charge 1.45% Class B            $163.35           --                  --            --
            All contract charges                                  --          288             $47,082          0.00%

                                                --------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charge 0.50% Class B              26.30%
Highest contract charge 1.45% Class B             25.10%
All contract charges                                 --
Lowest contract charge 0.50% Class B              18.75%
Highest contract charge 1.45% Class B             17.60%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (8.76)%
Highest contract charge 1.45% Class B             (9.62)%
All contract charges                                 --

Lowest contract charge 0.50% Class B(o)           (6.45)%
Highest contract charge 1.20% Class B(o)          (6.85)%
All contract charges                                 --

Lowest contract charge 0.70% Class A              (1.34)%
Highest contract charge 1.45% Class A             (2.08)%
All contract charges                                 --
Lowest contract charge 0.70% Class A               1.66%
Highest contract charge 1.45% Class A              0.90%
All contract charges                                 --
Lowest contract charge 0.70% Class A              (1.70)%
Highest contract charge 1.45% Class A             (2.45)%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.81%
Highest contract charge 1.45% Class A              3.80%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.80%
Highest contract charge 1.45% Class A              3.81%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (1.13)%
Highest contract charge 1.30% Class B             (1.92)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               1.88%
Highest contract charge 1.30% Class B              1.08%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (1.36)%
Highest contract charge 1.30% Class B             (2.15)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.79%
Highest contract charge 1.30% Class B              3.96%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.55%
Highest contract charge 1.30% Class B              3.72%
All contract charges                                 --

Lowest contract charge 1.20% Class B(o)          (12.49)%
Highest contract charge 1.25% Class B(o)         (12.52)%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (6.52)%
Highest contract charge 1.45% Class B             (7.41)%
All contract charges                                 --
Lowest contract charge 0.70% Class B              (3.29)%
Highest contract charge 1.45% Class B             (4.02)%
All contract charges                                 --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ SMALL CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.50% Class B    $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --                 --            --        45.64%
      All contract charges                         --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                 --            --         9.76%
      All contract charges                         --           327           $ 38,523          0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12            --                 --            --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47            --                 --            --       (16.90)%
      All contract charges                         --           365           $ 39,106          0.00%          --
CHARTER/SM /SMALL CAP VALUE
2015  Lowest contract charge 0.50% Class B    $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --                 --            --       (14.40)%
      All contract charges                         --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --                 --            --        (6.48)%
      All contract charges                         --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --                 --            --        40.65%
      All contract charges                         --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B    $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B   $138.95            --                 --            --        15.08%
      All contract charges                         --           629           $112,152          0.58%          --
2011  Lowest contract charge 0.50% Class B    $163.11            --                 --            --        (9.47)%
      Highest contract charge 1.45% Class B   $120.74            --                 --            --       (10.34)%
      All contract charges                         --           696           $107,551          0.07%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.50% Class B    $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --                 --            --        (7.51)%
      All contract charges                         --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B    $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B   $255.41            --                 --            --         8.11%
      All contract charges                         --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --            --        35.74%
      All contract charges                         --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --            --        11.99%
      All contract charges                         --         2,239           $456,812          1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --            --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --            --        (4.51)%
      All contract charges                         --         2,193           $402,728          1.27%          --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.50% Class B    $186.71            --                 --            --        (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                 --            --        (3.13)%
      All contract charges                         --           604           $102,239          1.58%          --
2014  Lowest contract charge 0.50% Class B    $190.90            --                 --            --         8.13%
      Highest contract charge 1.45% Class B   $173.06            --                 --            --         7.09%
      All contract charges                         --           630           $109,337          1.56%          --
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --            --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --            --        29.85%
      All contract charges                         --           649           $105,279          2.16%          --
2012  Lowest contract charge 0.50% Class B    $134.67            --                 --            --        17.15%
      Highest contract charge 1.45% Class B   $124.45            --                 --            --        16.02%
      All contract charges                         --           564           $ 70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B    $114.96            --                 --            --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27            --                 --            --        (1.84)%
      All contract charges                         --           516           $ 55,550          1.86%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B(p)   $162.21            --                  --           --       (4.35)%
      Highest contract charge 1.45% Class B     $165.49            --                  --           --       (0.98)%
      All contract charges                           --           329          $   43,199         1.02%         --
2014  Lowest contract charge 0.40% Class B      $153.55            --                  --           --       13.15%
      Highest contract charge 1.45% Class B     $167.13            --                  --           --       11.96%
      All contract charges                           --           326          $   43,049         0.82%         --
2013  Lowest contract charge 0.40% Class B      $135.70            --                  --           --       33.80%
      Highest contract charge 1.45% Class B     $149.27            --                  --           --       32.38%
      All contract charges                           --           312          $   36,819         0.79%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.42            --                  --           --        1.04%
      Highest contract charge 1.45% Class B     $112.76            --                  --           --       15.05%
      All contract charges                           --           301          $   26,789         1.00%         --
2011  Lowest contract charge 0.50% Class B      $ 75.24            --                  --           --       (0.24)%
      Highest contract charge 1.35% Class B     $ 76.58            --                  --           --       (1.07)%
      All contract charges                           --           304          $   23,549         0.38%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.70% Class B      $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B     $193.68            --                  --           --        0.43%
      All contract charges                           --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B      $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B     $192.85            --                  --           --        8.91%
      All contract charges                           --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B      $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B     $177.07            --                  --           --       29.85%
      All contract charges                           --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B      $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B     $136.36            --                  --           --       15.71%
      All contract charges                           --         1,220          $  166,755         0.91%         --
2011  Lowest contract charge 0.70% Class B      $129.43            --                  --           --        3.27%
      Highest contract charge 1.45% Class B     $117.85            --                  --           --        2.50%
      All contract charges                           --         1,313          $  155,656         0.71%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.70% Class A      $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A     $155.18            --                  --           --       (1.50)%
      All contract charges                           --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A      $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A     $157.55            --                  --           --       10.43%
      All contract charges                           --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A      $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A     $142.67            --                  --           --       30.55%
      All contract charges                           --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A      $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A     $109.28            --                  --           --       13.92%
      All contract charges                           --         5,579          $1,869,594         1.54%         --
2011  Lowest contract charge 0.50% Class A      $ 89.43            --                  --           --        0.28%
      Highest contract charge 1.45% Class A     $ 95.93            --                  --           --       (0.68)%
      All contract charges                           --         6,234          $1,826,842         1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.40% Class B      $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B     $137.96            --                  --           --       (1.34)%
      All contract charges                           --           870          $  130,043         1.35%         --
2014  Lowest contract charge 0.40% Class B      $150.16            --                  --           --       11.61%
      Highest contract charge 1.30% Class B     $139.83            --                  --           --       10.61%
      All contract charges                           --           888          $  134,632         1.22%         --
2013  Lowest contract charge 0.40% Class B      $134.54            --                  --           --       31.94%
      Highest contract charge 1.30% Class B     $126.42            --                  --           --       30.76%
      All contract charges                           --           908          $  125,249         1.28%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.97            --                  --           --        1.74%
      Highest contract charge 1.30% Class B     $ 96.68            --                  --           --       14.12%
      All contract charges                           --           895          $   93,945         1.54%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                 --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                 --            --        (0.76)%
      All contract charges                            --           981           $ 90,393          1.45%          --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                 --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                 --            --         3.29%
      All contract charges                            --         1,056           $122,833          1.85%          --
EQ/EMERGING MARKETS EQUITY PLUS
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.25)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(e)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(e)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99            --                 --            --         1.26%
      Highest contract charge 1.45% Class A      $106.45            --                 --            --         0.29%
      All contract charges                            --         2,408           $665,749          1.68%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.40% Class B       $149.79            --                 --            --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --                 --            --        (0.51)%
      All contract charges                            --         1,478           $245,385          1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --                 --            --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --                 --            --        11.52%
      All contract charges                            --         1,253           $207,743          1.41%          --
2013  Lowest contract charge 0.40% Class B       $132.60            --                 --            --        30.99%
      Highest contract charge 1.30% Class B      $137.09            --                 --            --        29.83%
      All contract charges                            --         1,095           $162,807          1.48%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.23            --                 --            --         1.05%
      Highest contract charge 1.30% Class B      $105.59            --                 --            --        13.75%
      All contract charges                            --           986           $112,301          1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88            --                 --            --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83            --                 --            --         0.21%
      All contract charges                            --           937           $ 94,390          1.68%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.50% Class B       $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                 --            --        1.24%
      All contract charges                            --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                 --            --        0.28%
      All contract charges                            --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --            --        9.37%
      All contract charges                            --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --            --        3.72%
      All contract charges                            --           150           $ 19,467          0.00%         --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --            --        0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --            --       (0.12)%
      All contract charges                            --           159           $ 19,826          0.18%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.40% Class B       $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                 --            --       (7.07)%
      All contract charges                            --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                 --            --        1.57%
      All contract charges                            --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --            --       37.10%
      All contract charges                            --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(d)    $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --            --       16.14%
      All contract charges                            --         2,285           $456,724          1.31%         --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --            --       (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --            --       (4.89)%
      All contract charges                            --         2,138           $367,988          0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.50% Class B       $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --                 --            --       (5.20)%
      All contract charges                            --           516           $ 59,622          0.04%         --
2014  Lowest contract charge 0.50% Class B       $129.77            --                 --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76            --                 --            --       (0.58)%
      All contract charges                            --           573           $ 69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --            --       (3.93)%
      All contract charges                            --           616           $ 74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --            --        2.21%
      All contract charges                            --           684           $ 86,443          1.44%         --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --            --        3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --            --        2.89%
      All contract charges                            --           678           $ 83,622          3.45%         --
EQ/HIGH YIELD BOND
2015  Lowest contract charge 0.50% Class B       $ 99.58            --                 --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37            --                 --            --       (4.39)%
      All contract charges                            --            55           $  5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(e)    $103.27            --                 --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84            --                 --            --        0.54%
      All contract charges                            --            30           $  3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(e)    $101.58            --                 --            --        1.91%
      Highest contract charge 1.34% Class B(e)   $101.29            --                 --            --        1.63%
      All contract charges                            --            10           $  1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.70% Class A       $164.77            --                 --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68            --                 --            --       (1.03)%
      All contract charges                            --           275           $ 46,641          0.58%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.70% Class A      $165.23            --                 --            --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --                 --            --         0.06%
      All contract charges                           --           295           $ 50,548          0.39%          --
2013  Lowest contract charge 0.70% Class A      $163.88            --                 --            --        (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --                 --            --        (3.07)%
      All contract charges                           --           336           $ 56,347          0.21%          --
2012  Lowest contract charge 0.70% Class A      $167.79            --                 --            --         0.27%
      Highest contract charge 1.45% Class A     $144.47            --                 --            --        (0.49)%
      All contract charges                           --           374           $ 64,905          0.24%          --
2011  Lowest contract charge 0.70% Class A      $167.34            --                 --            --         4.82%
      Highest contract charge 1.45% Class A     $145.18            --                 --            --         4.03%
      All contract charges                           --           406           $ 71,034          0.59%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B(p)   $100.25            --                 --            --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --                 --            --        (0.86)%
      All contract charges                           --           104           $ 13,778          0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --                 --            --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --                 --            --         0.22%
      All contract charges                           --           117           $ 15,511          0.39%          --
2013  Lowest contract charge 0.50% Class B      $145.85            --                 --            --        (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --                 --            --        (2.90)%
      All contract charges                           --           132           $ 17,667          0.21%          --
2012  Lowest contract charge 0.50% Class B      $149.03            --                 --            --         0.47%
      Highest contract charge 1.30% Class B     $111.19            --                 --            --        (0.32)%
      All contract charges                           --           161           $ 22,012          0.24%          --
2011  Lowest contract charge 0.90% Class B      $151.15            --                 --            --         4.35%
      Highest contract charge 1.30% Class B     $111.55            --                 --            --         3.94%
      All contract charges                           --           176           $ 24,234          0.59%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --        (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --        (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%          --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --        20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --        19.71%
      All contract charges                           --         2,709           $407,476          2.22%          --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --        15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --        14.58%
      All contract charges                           --         2,926           $367,081          2.99%          --
2011  Lowest contract charge 0.50% Class A      $ 67.65            --                 --            --       (12.42)%
      Highest contract charge 1.45% Class A     $ 85.20            --                 --            --       (13.26)%
      All contract charges                           --         3,187           $348,671          2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --        (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%          --
2014  Lowest contract charge 0.40% Class B(d)   $123.24            --                 --            --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --        (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%          --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --        20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --        19.90%
      All contract charges                           --           418           $ 47,134          2.22%          --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --        15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --        14.78%
      All contract charges                           --           456           $ 42,914          2.99%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B      $ 88.50            --                 --            --       (12.64)%
      Highest contract charge 1.30% Class B     $ 64.09            --                 --            --       (13.33)%
      All contract charges                           --           537           $ 44,371          2.95%          --
EQ/INVESCO COMSTOCK(I)(J)
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --        (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --        (7.55)%
      All contract charges                           --           718           $109,963          2.11%          --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --         8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --         7.34%
      All contract charges                           --           763           $125,870          1.98%          --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --        34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --        33.08%
      All contract charges                           --           267           $ 41,252          4.48%          --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --        17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --        16.70%
      All contract charges                           --           229           $ 26,677          1.29%          --
2011  Lowest contract charge 0.70% Class B      $103.75            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $ 98.64            --                 --            --        (3.40)%
      All contract charges                           --           230           $ 22,874          1.38%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --        (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%          --
2014  Lowest contract charge 0.40% Class B(d)   $161.14            --                 --            --        13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --        12.72%
      All contract charges                           --           326           $ 66,253          1.07%          --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --        34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --        33.82%
      All contract charges                           --           325           $ 59,293          2.02%          --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --        15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --        14.36%
      All contract charges                           --           334           $ 45,422          0.96%          --
2011  Lowest contract charge 0.70% Class B      $108.93            --                 --            --        (5.89)%
      Highest contract charge 1.45% Class B     $ 97.32            --                 --            --        (6.60)%
      All contract charges                           --           360           $ 43,245          1.04%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --         4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --         3.34%
      All contract charges                           --         1,518           $198,419          0.88%          --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --        11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --        10.61%
      All contract charges                           --         1,489           $187,443          0.94%          --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --        31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --        30.57%
      All contract charges                           --         1,479           $167,886          0.98%          --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --        14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --        13.06%
      All contract charges                           --         1,516           $131,427          1.24%          --
2011  Lowest contract charge 0.50% Class B      $ 75.76            --                 --            --         1.84%
      Highest contract charge 1.45% Class B     $ 74.74            --                 --            --         0.88%
      All contract charges                           --         1,553           $118,553          0.88%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --        (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --        (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%          --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --        12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --        10.99%
      All contract charges                           --           660           $ 63,828          1.63%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --        30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --        29.67%
      All contract charges                           --           608           $ 52,859          1.54%          --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --        15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --        14.90%
      All contract charges                           --           603           $ 40,229          2.04%          --
2011  Lowest contract charge 0.70% Class B      $ 60.51            --                 --            --        (1.03)%
      Highest contract charge 1.45% Class B     $ 57.72            --                 --            --        (1.77)%
      All contract charges                           --           616           $ 35,596          1.82%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --        (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --        (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%          --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --        (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --        (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%          --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --        13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --        12.00%
      All contract charges                           --           572           $ 97,506          0.94%          --
2012  Lowest contract charge 0.40% Class B(d)   $108.44            --                 --            --         8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --        17.95%
      All contract charges                           --           529           $ 80,371          1.02%          --
2011  Lowest contract charge 0.50% Class B      $137.81            --                 --            --       (11.16)%
      Highest contract charge 1.45% Class B     $129.28            --                 --            --       (12.01)%
      All contract charges                           --           490           $ 63,068          0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --        (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --        (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%          --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --         8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --         7.41%
      All contract charges                           --         2,613           $463,057          0.81%          --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --        32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --        30.66%
      All contract charges                           --         2,638           $434,850          0.79%          --
2012  Lowest contract charge 0.40% Class B(d)   $105.09            --                 --            --         4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --        15.38%
      All contract charges                           --         2,667           $336,215          0.99%          --
2011  Lowest contract charge 0.50% Class B      $124.17            --                 --            --        (2.89)%
      Highest contract charge 1.45% Class B     $108.81            --                 --            --        (3.82)%
      All contract charges                           --         2,759           $302,528          0.62%          --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        (0.00)%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --        (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%          --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --        (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%          --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --        (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%          --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --        (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%          --
2011  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $117.06            --                 --            --        (1.51)%
      All contract charges                           --         1,582           $ 66,822          0.01%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --       (0.00)%
      Highest contract charge 1.30% Class B      $ 95.72            --                 --            --       (1.29)%
      All contract charges                            --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 96.97            --                 --            --       (1.28)%
      All contract charges                            --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --            --       (1.29)%
      All contract charges                            --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --            --       (1.29)%
      All contract charges                            --         2,361           $ 34,491          0.00%         --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --            --       (1.28)%
      All contract charges                            --           882           $ 38,034          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --       (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --       (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%         --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --       (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --       (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%         --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --       37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --       36.53%
      All contract charges                            --         1,315           $290,113          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)    $102.88            --                 --            --        2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --        7.17%
      All contract charges                            --         1,334           $215,643          0.48%         --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --            --       (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --            --       (9.03)%
      All contract charges                            --         1,246           $187,783          0.26%         --
EQ/OPPENHEIMER GLOBAL
2015  Lowest contract charge 0.50% Class B       $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --                 --            --        1.68%
      All contract charges                            --           852           $121,243          0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
2011  Lowest contract charge 0.50% Class B       $ 99.14            --                 --            --       (9.08)%
      Highest contract charge 1.45% Class B      $ 94.21            --                 --            --       (9.94)%
      All contract charges                            --           525           $ 49,427          0.83%         --
EQ/PIMCO GLOBAL REAL RETURN
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(e)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(e)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(e)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 1.10% Class A    $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03            --                 --            --       (1.38)%
      All contract charges                         --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37            --                 --            --       (1.19)%
      All contract charges                         --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A    $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A   $ 98.54            --                 --            --       (1.07)%
      All contract charges                         --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A    $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A   $ 99.11            --                 --            --        0.23%
      All contract charges                         --             2           $    161          0.55%         --
2011  Lowest contract charge 1.10% Class A    $ 99.23            --                 --            --       (1.05)%
      Highest contract charge 1.25% Class A   $ 98.88            --                 --            --       (1.20)%
      All contract charges                         --             2           $    163          0.48%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.50% Class B    $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --                 --            --       (1.73)%
      All contract charges                         --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B    $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --                 --            --       (1.54)%
      All contract charges                         --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B    $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B   $104.73            --                 --            --       (1.37)%
      All contract charges                         --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B    $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B   $106.18            --                 --            --        0.02%
      All contract charges                         --         1,066           $115,019          0.55%         --
2011  Lowest contract charge 0.50% Class B    $113.17            --                 --            --       (0.69)%
      Highest contract charge 1.45% Class B   $106.16            --                 --            --       (1.64)%
      All contract charges                         --         1,147           $123,827          0.48%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.70% Class A    $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --                 --            --       (1.23)%
      All contract charges                         --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --                 --            --        1.40%
      All contract charges                         --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --                 --            --       (3.70)%
      All contract charges                         --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A    $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A   $143.42            --                 --            --        1.16%
      All contract charges                         --           526           $ 96,066          0.60%         --
2011  Lowest contract charge 0.70% Class A    $165.87            --                 --            --        0.75%
      Highest contract charge 1.45% Class A   $141.77            --                 --            --        0.00%
      All contract charges                         --           586           $105,659          2.46%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.50% Class B    $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --                 --            --       (1.06)%
      All contract charges                         --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --                 --            --        1.58%
      All contract charges                         --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --                 --            --       (3.54)%
      All contract charges                         --           184           $ 24,978          0.34%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
2011  Lowest contract charge 0.50% Class B      $145.89            --                 --            --        0.72%
      Highest contract charge 1.30% Class B     $105.09            --                 --            --       (0.08)%
      All contract charges                           --           225           $ 31,270          2.46%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(d)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
2011  Lowest contract charge 0.50% Class B      $163.21            --                 --            --       (4.48)%
      Highest contract charge 1.45% Class B     $148.17            --                 --            --       (5.39)%
      All contract charges                           --         1,195           $175,975          0.67%         --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --
2013  Lowest contract charge 0.40% Class B      $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B     $161.04            --                 --            --       35.92%
      All contract charges                           --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $118.48            --                 --            --       17.20%
      All contract charges                           --         1,724           $204,879          0.00%         --
2011  Lowest contract charge 0.50% Class B      $108.34            --                 --            --       (2.43)%
      Highest contract charge 1.45% Class B     $101.09            --                 --            --       (3.36)%
      All contract charges                           --         1,478           $149,894          0.00%         --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.50% Class B      $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B     $178.53            --                 --            --       (2.75)%
      All contract charges                           --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B      $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B     $183.58            --                 --            --       12.92%
      All contract charges                           --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B      $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B     $162.58            --                 --            --       33.71%
      All contract charges                           --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B      $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B     $121.59            --                 --            --       11.36%
      All contract charges                           --           161           $ 18,984          0.84%         --
2011  Lowest contract charge 0.70% Class B      $114.40            --                 --            --       (3.50)%
      Highest contract charge 1.34% Class B     $109.19            --                 --            --       (4.12)%
      All contract charges                           --           177           $ 18,894          0.73%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.50% Class B      $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B     $168.01            --                 --            --       (0.20)%
      All contract charges                           --         1,022           $177,302          0.00%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Class B            $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B           $168.35            --                 --            --        2.30%
      All contract charges                                 --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B           $164.57            --                 --            --       37.06%
      All contract charges                                 --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B            $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B           $120.07            --                 --            --       18.68%
      All contract charges                                 --         1,067           $131,515          0.01%         --
2011  Lowest contract charge 0.50% Class B            $110.09            --                 --            --       (6.34)%
      Highest contract charge 1.45% Class B           $101.17            --                 --            --       (7.23)%
      All contract charges                                 --           930           $ 96,316          0.00%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
2011  Lowest contract charge 0.50% Service Class 2    $102.91            --                 --            --       (3.27)%
      Highest contract charge 1.45% Service Class 2   $ 89.78            --                 --            --       (7.73)%
      All contract charges                                 --           650           $ 71,089          1.27%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --
2011  Lowest contract charge 0.90% Service Class 2    $102.63            --                 --            --       (0.25)%
      Highest contract charge 1.20% Service Class 2   $102.11            --                 --            --       (0.55)%
      All contract charges                                 --             6           $    659          3.76%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $159.43            --                 --            --       (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15            --                 --            --       (2.81)%
      All contract charges                                 --           191           $ 29,387          0.29%         --
2014  Lowest contract charge 0.50% Service Class 2    $162.88            --                 --            --        5.50%
      Highest contract charge 1.20% Service Class 2   $157.57            --                 --            --        4.76%
      All contract charges                                 --           148           $ 23,272          0.02%         --
2013  Lowest contract charge 0.90% Service Class 2    $152.11            --                 --            --       34.65%
      Highest contract charge 1.20% Service Class 2   $150.41            --                 --            --       34.23%
      All contract charges                                 --           106           $ 15,878          0.33%         --
2012  Lowest contract charge 0.90% Service Class 2    $112.97            --                 --            --       13.53%
      Highest contract charge 1.20% Service Class 2   $112.05            --                 --            --       13.18%
      All contract charges                                 --            67           $  7,525          0.50%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.90% Service Class 2    $ 99.51           --                  --            --       (11.65)%
      Highest contract charge 1.20% Service Class 2   $ 99.00           --                  --            --       (11.91)%
      All contract charges                                 --           39             $ 3,930          0.03%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
2011  Lowest contract charge 0.70% Service Shares     $ 86.38           --                  --            --       (11.80)%
      Highest contract charge 1.34% Service Shares    $ 86.03           --                  --            --       (12.14)%
      All contract charges                                 --           43             $ 3,873          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II(p)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
2011  Lowest contract charge 1.00% Series II(a)       $ 90.74           --                  --            --        (8.50)%
      Highest contract charge 1.20% Series II(a)      $ 90.43           --                  --            --        (8.63)%
      All contract charges                                 --            2             $   139          0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --
2013  Lowest contract charge 0.50% Series II          $133.74           --                  --            --         1.92%
      Highest contract charge 1.45% Series II         $111.42           --                  --            --         0.95%
      All contract charges                                 --          326             $42,220          3.92%          --
2012  Lowest contract charge 0.50% Series II          $131.22           --                  --            --        27.21%
      Highest contract charge 1.45% Series II         $110.37           --                  --            --        25.99%
      All contract charges                                 --          237             $30,273          0.52%          --
2011  Lowest contract charge 0.50% Series II          $103.15           --                  --            --        (7.20)%
      Highest contract charge 1.45% Series II         $ 87.60           --                  --            --       (11.03)%
      All contract charges                                 --          118             $12,045          4.79%          --
INVESCO V.I. HIGH YIELD FUND
2015  Lowest contract charge 0.50% Series II          $114.74           --                  --            --        (3.85)%
      Highest contract charge 1.45% Series II         $109.75           --                  --            --        (4.76)%
      All contract charges                                 --          255             $28,355          5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --                  --            --         1.08%
      Highest contract charge 1.45% Series II(b)      $115.24           --                  --            --         0.10%
      All contract charges                                 --          209             $24,316          4.77%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2013  Lowest contract charge 0.50% Series II       $118.07           --                  --            --         6.24%
      Highest contract charge 1.34% Series II      $115.46           --                  --            --         5.34%
      All contract charges                              --          167             $19,329          5.32%          --
2012  Lowest contract charge 0.50% Series II       $111.14           --                  --            --        16.38%
      Highest contract charge 1.34% Series II      $109.61           --                  --            --        15.39%
      All contract charges                              --          115             $12,652          6.78%          --
2011  Lowest contract charge 0.70% Series II(b)    $ 95.38           --                  --            --        (4.60)%
      Highest contract charge 1.34% Series II(b)   $ 94.99           --                  --            --        (4.97)%
      All contract charges                              --           28             $ 2,717          0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.50% Series II       $133.11           --                  --            --        (3.10)%
      Highest contract charge 1.45% Series II      $109.11           --                  --            --        (4.03)%
      All contract charges                              --          450             $53,287          1.37%          --
2014  Lowest contract charge 0.50% Series II       $137.37           --                  --            --        (0.41)%
      Highest contract charge 1.45% Series II      $113.69           --                  --            --        (1.36)%
      All contract charges                              --          350             $42,920          1.50%          --
2013  Lowest contract charge 0.50% Series II       $137.93           --                  --            --        18.12%
      Highest contract charge 1.45% Series II      $115.26           --                  --            --        17.00%
      All contract charges                              --          256             $31,602          1.12%          --
2012  Lowest contract charge 0.50% Series II       $116.77           --                  --            --        14.68%
      Highest contract charge 1.45% Series II      $ 98.51           --                  --            --        13.57%
      All contract charges                              --          185             $19,463          1.50%          --
2011  Lowest contract charge 0.70% Series II       $ 87.16           --                  --            --       (10.41)%
      Highest contract charge 1.34% Series II      $ 86.80           --                  --            --       (10.76)%
      All contract charges                              --           89             $ 8,406          0.59%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $135.37           --                  --            --        (4.76)%
      Highest contract charge 1.45% Series II      $113.79           --                  --            --        (5.67)%
      All contract charges                              --          107             $14,794          0.11%          --
2014  Lowest contract charge 0.50% Series II       $142.13           --                  --            --         3.65%
      Highest contract charge 1.45% Series II(b)   $120.63           --                  --            --         2.66%
      All contract charges                              --           99             $14,583          0.00%          --
2013  Lowest contract charge 0.50% Series II       $137.13           --                  --            --        27.82%
      Highest contract charge 1.34% Series II      $146.29           --                  --            --        26.75%
      All contract charges                              --           93             $13,303          0.54%          --
2012  Lowest contract charge 0.50% Series II       $117.72           --                  --            --        10.06%
      Highest contract charge 1.34% Series II      $115.42           --                  --            --         9.13%
      All contract charges                              --           85             $ 9,766          0.00%          --
2011  Lowest contract charge 0.50% Series II       $106.96           --                  --            --        (6.97)%
      Highest contract charge 1.34% Series II      $105.76           --                  --            --        (7.75)%
      All contract charges                              --           67             $ 7,017          0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $157.96           --                  --            --        (6.21)%
      Highest contract charge 1.34% Series II      $172.50           --                  --            --        (7.00)%
      All contract charges                              --           52             $ 8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II       $168.42           --                  --            --         1.57%
      Highest contract charge 1.34% Series II      $185.49           --                  --            --         0.72%
      All contract charges                              --           44             $ 7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II       $188.18           --                  --            --        36.13%
      Highest contract charge 1.34% Series II      $184.17           --                  --            --        35.24%
      All contract charges                              --           43             $ 7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II       $138.24           --                  --            --        12.86%
      Highest contract charge 1.34% Series II      $136.18           --                  --            --        12.14%
      All contract charges                              --           35             $ 4,643          0.00%          --
2011  Lowest contract charge 0.70% Series II       $122.49           --                  --            --        (1.68)%
      Highest contract charge 1.34% Series II      $121.44           --                  --            --        (2.31)%
      All contract charges                              --           33             $ 3,749          0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.40% Common Shares       $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares      $ 73.88            --                 --            --       (23.27)%
      All contract charges                                  --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(d)    $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares      $ 96.29            --                 --            --       (11.86)%
      All contract charges                                  --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares      $109.25            --                 --            --        25.91%
      All contract charges                                  --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $104.10            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares      $ 86.77            --                 --            --        (0.10)%
      All contract charges                                  --           195           $ 21,721          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $103.21            --                 --            --        (9.53)%
      Highest contract charge 1.45% Common Shares      $ 86.86            --                 --            --       (12.04)%
      All contract charges                                  --           143           $ 16,122          0.00%          --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.50% Common Shares       $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares      $115.74            --                 --            --        (7.86)%
      All contract charges                                  --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares       $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares      $125.61            --                 --            --         0.42%
      All contract charges                                  --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares       $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares      $125.08            --                 --            --         8.90%
      All contract charges                                  --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares       $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares      $114.86            --                 --            --        16.92%
      All contract charges                                  --           683           $ 88,396          5.63%          --
2011  Lowest contract charge 0.50% Common Shares       $111.56            --                 --            --         4.73%
      Highest contract charge 1.34% Common Shares      $110.31            --                 --            --         3.85%
      All contract charges                                  --           301           $ 33,347          6.59%          --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares      $126.77            --                 --            --        (7.15)%
      All contract charges                                  --           693           $ 88,707          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares      $136.53            --                 --            --         6.31%
      All contract charges                                  --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares      $128.43            --                 --            --        28.06%
      All contract charges                                  --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares      $100.29            --                 --            --        11.91%
      All contract charges                                  --           273           $ 27,513          0.00%          --
2011  Lowest contract charge 0.70% Common Shares(b)    $ 90.05            --                 --            --        (7.12)%
      Highest contract charge 1.34% Common Shares(b)   $ 89.68            --                 --            --        (7.48)%
      All contract charges                                  --            64           $  5,792          0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares      $116.35            --                 --            --         0.41%
      All contract charges                                  --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares(b)   $115.88            --                 --            --         0.12%
      All contract charges                                  --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $150.20            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares      $116.08            --                 --            --        41.44%
      All contract charges                                  --            79           $ 10,227          0.00%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP SMALL CAP GROWTH (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares       $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares      $ 81.92            --                 --            --         3.64%
      All contract charges                                  --            60           $  5,527          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $ 79.53            --                 --            --       (16.05)%
      Highest contract charge 1.34% Common Shares      $ 79.10            --                 --            --       (16.49)%
      All contract charges                                  --            32           $  2,757          0.35%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.50% Service Shares      $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares     $ 71.17            --                 --            --       (21.21)%
      All contract charges                                  --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares      $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares     $ 90.34            --                 --            --        (6.02)%
      All contract charges                                  --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares      $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares     $ 96.13            --                 --            --        (2.67)%
      All contract charges                                  --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares      $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares     $ 98.77            --                 --            --        20.28%
      All contract charges                                  --           827           $ 91,646          1.97%          --
2011  Lowest contract charge 0.50% Service Shares      $ 92.74            --                 --            --       (18.44)%
      Highest contract charge 1.45% Service Shares     $ 82.12            --                 --            --       (15.20)%
      All contract charges                                  --           499           $ 45,930          2.84%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class(p)    $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class      $136.90            --                 --            --         4.78%
      All contract charges                                  --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class       $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class      $130.66            --                 --            --        (0.33)%
      All contract charges                                  --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class       $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class      $131.09            --                 --            --        25.78%
      All contract charges                                  --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class       $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class      $104.22            --                 --            --        14.25%
      All contract charges                                  --           507           $ 61,848          1.50%          --
2011  Lowest contract charge 0.70% Service Class       $108.65            --                 --            --        (2.46)%
      Highest contract charge 1.34% Service Class      $107.72            --                 --            --        (3.09)%
      All contract charges                                  --           281           $ 29,846          1.30%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.50% Service Class       $168.77            --                 --            --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52            --                 --            --        (1.39)%
      All contract charges                                  --            68           $ 12,058          0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70            --                 --            --        10.16%
      Highest contract charge 1.34% Service Class      $184.08            --                 --            --         9.23%
      All contract charges                                  --            68           $ 12,152          0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04            --                 --            --        30.55%
      Highest contract charge 1.34% Service Class      $168.53            --                 --            --        29.98%
      All contract charges                                  --            66           $ 10,673          0.97%          --
2012  Lowest contract charge 0.90% Service Class       $131.01            --                 --            --        17.76%
      Highest contract charge 1.34% Service Class      $129.66            --                 --            --        17.23%
      All contract charges                                  --            50           $  6,232          0.82%          --
2011  Lowest contract charge 0.90% Service Class       $111.25            --                 --            --        (3.29)%
      Highest contract charge 1.34% Service Class      $110.60            --                 --            --        (3.72)%
      All contract charges                                  --            32           $  3,388          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(N)
2015  Lowest contract charge 0.50% Service Class(m)    $196.01            --                 --            --        (2.00)%
      Highest contract charge 1.34% Service Class(m)   $187.35            --                 --            --        (2.64)%
      All contract charges                                  --            55           $ 10,568          0.46%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO
2015  Lowest contract charge 0.50% Service Class      $221.00            --                 --            --         9.98%
      Highest contract charge 1.45% Service Class     $163.86            --                 --            --         8.93%
      All contract charges                                 --           269           $ 57,341          0.00%          --
2014  Lowest contract charge 0.50% Service Class      $200.94            --                 --            --         9.85%
      Highest contract charge 1.45% Service Class     $150.43            --                 --            --         8.80%
      All contract charges                                 --           206           $ 40,388          0.00%          --
2013  Lowest contract charge 0.50% Service Class      $182.92            --                 --            --        34.05%
      Highest contract charge 1.45% Service Class     $138.26            --                 --            --        32.76%
      All contract charges                                 --           170           $ 30,430          0.00%          --
2012  Lowest contract charge 0.50% Service Class      $136.46            --                 --            --        13.69%
      Highest contract charge 1.45% Service Class     $104.14            --                 --            --        12.61%
      All contract charges                                 --           137           $ 18,531          0.00%          --
2011  Lowest contract charge 0.50% Service Class      $120.03            --                 --            --         0.55%
      Highest contract charge 1.45% Service Class     $ 92.48            --                 --            --        (3.74)%
      All contract charges                                 --            80           $  9,624          0.00%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.40% Service Class      $118.57            --                 --            --       (15.09)%
      Highest contract charge 1.45% Service Class     $116.80            --                 --            --       (16.00)%
      All contract charges                                 --           598           $ 86,414          4.03%          --
2014  Lowest contract charge 0.40% Service Class      $139.65            --                 --            --        12.02%
      Highest contract charge 1.45% Service Class     $139.04            --                 --            --        10.84%
      All contract charges                                 --           577           $ 99,267          2.00%          --
2013  Lowest contract charge 0.40% Service Class      $124.67            --                 --            --        19.74%
      Highest contract charge 1.45% Service Class     $125.44            --                 --            --        18.46%
      All contract charges                                 --           429           $ 66,413          2.24%          --
2012  Lowest contract charge 0.40% Service Class(d)   $104.12            --                 --            --         3.92%
      Highest contract charge 1.45% Service Class     $105.89            --                 --            --        11.57%
      All contract charges                                 --           316           $ 41,304          6.82%          --
2011  Lowest contract charge 0.50% Service Class      $117.74            --                 --            --         5.98%
      Highest contract charge 1.45% Service Class     $ 94.91            --                 --            --        (3.94)%
      All contract charges                                 --           175           $ 20,340          3.47%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.70% Class A            $133.96            --                 --            --         3.26%
      Highest contract charge 1.45% Class A           $112.97            --                 --            --         2.48%
      All contract charges                                 --         4,332           $573,539          0.16%          --
2014  Lowest contract charge 0.70% Class A            $129.73            --                 --            --         9.89%
      Highest contract charge 1.45% Class A           $110.24            --                 --            --         9.06%
      All contract charges                                 --         4,724           $606,822          0.10%          --
2013  Lowest contract charge 0.70% Class A            $118.05            --                 --            --        36.24%
      Highest contract charge 1.45% Class A           $101.08            --                 --            --        35.21%
      All contract charges                                 --         5,230           $612,296          0.11%          --
2012  Lowest contract charge 0.50% Class A            $106.13            --                 --            --        13.64%
      Highest contract charge 1.45% Class A           $ 74.76            --                 --            --        12.56%
      All contract charges                                 --         5,853           $503,519          0.23%          --
2011  Lowest contract charge 0.50% Class A            $ 93.39            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class A           $ 66.42            --                 --            --        (7.42)%
      All contract charges                                 --         6,544           $497,562          0.15%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.50% Class B            $123.67            --                 --            --         3.46%
      Highest contract charge 1.30% Class B           $151.43            --                 --            --         2.65%
      All contract charges                                 --           203           $ 24,139          0.16%          --
2014  Lowest contract charge 0.50% Class B            $119.53            --                 --            --        10.12%
      Highest contract charge 1.30% Class B           $147.52            --                 --            --         9.24%
      All contract charges                                 --           222           $ 25,616          0.10%          --
2013  Lowest contract charge 0.50% Class B            $108.55            --                 --            --        36.46%
      Highest contract charge 1.30% Class B           $135.04            --                 --            --        35.38%
      All contract charges                                 --           248           $ 26,270          0.11%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $ 79.55           --                  --            --        13.64%
      Highest contract charge 1.30% Class B     $ 99.75           --                  --            --        12.74%
      All contract charges                           --          268            $ 20,873          0.23%          --
2011  Lowest contract charge 0.50% Class B      $ 70.00           --                  --            --        (6.75)%
      Highest contract charge 1.30% Class B     $ 88.48           --                  --            --        (7.49)%
      All contract charges                           --          303            $ 20,908          0.15%          --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.40% Class B      $101.82           --                  --            --        (0.26)%
      Highest contract charge 1.45% Class B     $142.26           --                  --            --        (1.32)%
      All contract charges                           --          833            $120,425          1.92%          --
2014  Lowest contract charge 0.40% Class B      $102.09           --                  --            --         3.33%
      Highest contract charge 1.45% Class B     $144.17           --                  --            --         2.24%
      All contract charges                           --          877            $128,120          2.06%          --
2013  Lowest contract charge 0.40% Class B      $ 98.80           --                  --            --        (2.75)%
      Highest contract charge 1.45% Class B     $141.01           --                  --            --        (3.77)%
      All contract charges                           --          946            $134,945          1.53%          --
2012  Lowest contract charge 0.40% Class B(d)   $101.59           --                  --            --         1.52%
      Highest contract charge 1.45% Class B     $146.53           --                  --            --         3.94%
      All contract charges                           --          985            $145,634          2.08%          --
2011  Lowest contract charge 0.50% Class B      $155.17           --                  --            --         5.28%
      Highest contract charge 1.45% Class B     $140.97           --                  --            --         4.28%
      All contract charges                           --          844            $120,045          2.57%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.50% Class B      $190.66           --                  --            --        (2.01)%
      Highest contract charge 1.45% Class B     $166.69           --                  --            --        (2.95)%
      All contract charges                           --          426            $ 72,928          0.00%          --
2014  Lowest contract charge 0.50% Class B      $194.58           --                  --            --         4.34%
      Highest contract charge 1.45% Class B     $171.76           --                  --            --         3.35%
      All contract charges                           --          445            $ 78,682          0.00%          --
2013  Lowest contract charge 0.70% Class B      $182.04           --                  --            --        39.20%
      Highest contract charge 1.45% Class B     $166.20           --                  --            --        38.13%
      All contract charges                           --          489            $ 83,389          0.00%          --
2012  Lowest contract charge 0.70% Class B      $130.78           --                  --            --        14.64%
      Highest contract charge 1.45% Class B     $120.32           --                  --            --        13.78%
      All contract charges                           --          511            $ 62,998          0.00%          --
2011  Lowest contract charge 0.70% Class B      $114.08           --                  --            --        (8.53)%
      Highest contract charge 1.45% Class B     $105.75           --                  --            --        (9.22)%
      All contract charges                           --          573            $ 61,816          0.00%          --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.40% Class B      $141.60           --                  --            --        (5.93)%
      Highest contract charge 1.45% Class B     $188.42           --                  --            --        (6.92)%
      All contract charges                           --          281            $ 53,666          0.67%          --
2014  Lowest contract charge 0.40% Class B(d)   $150.53           --                  --            --         4.92%
      Highest contract charge 1.45% Class B     $202.43           --                  --            --         3.82%
      All contract charges                           --          314            $ 64,158          0.43%          --
2013  Lowest contract charge 0.50% Class B      $218.80           --                  --            --        34.92%
      Highest contract charge 1.45% Class B     $194.99           --                  --            --        33.63%
      All contract charges                           --          355            $ 69,948          0.36%          --
2012  Lowest contract charge 0.50% Class B      $162.17           --                  --            --        14.24%
      Highest contract charge 1.45% Class B     $145.92           --                  --            --        13.14%
      All contract charges                           --          386            $ 56,917          0.36%          --
2011  Lowest contract charge 0.50% Class B      $141.96           --                  --            --       (13.77)%
      Highest contract charge 1.45% Class B     $128.97           --                  --            --       (14.58)%
      All contract charges                           --          440            $ 57,115          0.02%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B            $217.98           --                  --             --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                  --             --        4.75%
      All contract charges                                 --          763            $148,717           0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                  --             --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                  --             --       11.90%
      All contract charges                                 --          799            $148,438           0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.43           --                  --             --       34.91%
      Highest contract charge 1.45% Class B           $162.58           --                  --             --       33.62%
      All contract charges                                 --          829            $137,447           0.00%         --
2012  Lowest contract charge 0.50% Class B            $135.22           --                  --             --       12.86%
      Highest contract charge 1.45% Class B           $121.67           --                  --             --       11.78%
      All contract charges                                 --          919            $113,684           0.00%         --
2011  Lowest contract charge 0.50% Class B            $119.81           --                  --             --       (5.30)%
      Highest contract charge 1.45% Class B           $108.85           --                  --             --       (6.20)%
      All contract charges                                 --          978            $108,102           0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2015  Lowest contract charge 0.50% Service Class      $181.37           --                  --             --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                  --             --        1.87%
      All contract charges                                 --           15            $  2,773           0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                  --             --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                  --             --        9.08%
      All contract charges                                 --           12            $  2,046           0.55%         --
2013  Lowest contract charge 0.50% Service Class      $160.94           --                  --             --       30.78%
      Highest contract charge 1.20% Service Class     $156.80           --                  --             --       29.87%
      All contract charges                                 --            7            $  1,126           0.86%         --
2012  Lowest contract charge 0.50% Service Class      $123.06           --                  --             --       16.02%
      Highest contract charge 1.20% Service Class     $120.74           --                  --             --       15.20%
      All contract charges                                 --            4            $    521           0.60%         --
2011  Lowest contract charge 0.50% Service Class      $106.07           --                  --             --       (0.80)%
      Highest contract charge 1.20% Service Class     $104.81           --                  --             --       (1.50)%
      All contract charges                                 --            2            $    187           0.41%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class(p)   $ 75.98           --                  --             --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --             --      (26.55)%
      All contract charges                                 --           89            $  5,188           4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --             --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --             --      (19.72)%
      All contract charges                                 --           68            $  5,384           0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --             --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --             --      (15.74)%
      All contract charges                                 --           48            $  4,781           1.55%         --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --             --        4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --             --        3.86%
      All contract charges                                 --           31            $  3,633           2.52%         --
2011  Lowest contract charge 0.50% Advisor Class      $113.87           --                  --             --       (8.01)%
      Highest contract charge 1.20% Advisor Class     $112.52           --                  --             --       (8.65)%
      All contract charges                                 --           16            $  1,926          14.41%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --             --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --             --       (3.22)%
      All contract charges                                 --          194            $ 22,954           1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --             --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --             --        1.58%
      All contract charges                                 --          204            $ 24,803           1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --             --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --             --       12.53%
      All contract charges                                 --          211            $ 25,198           1.39%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $112.77           --                  --            --       10.31%
      Highest contract charge 1.35% Class B     $106.82           --                  --            --        9.37%
      All contract charges                           --          208             $22,217          1.35%         --
2011  Lowest contract charge 0.50% Class B      $102.23           --                  --            --       (3.30)%
      Highest contract charge 1.35% Class B     $ 97.67           --                  --            --       (4.13)%
      All contract charges                           --          217             $21,215          1.57%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.40% Class B(d)   $124.12           --                  --            --       (2.44)%
      Highest contract charge 1.45% Class B     $121.29           --                  --            --       (3.46)%
      All contract charges                           --          437             $53,745          1.28%         --
2014  Lowest contract charge 0.50% Class B      $136.08           --                  --            --        3.51%
      Highest contract charge 1.45% Class B     $125.64           --                  --            --        2.52%
      All contract charges                           --          405             $51,648          1.31%         --
2013  Lowest contract charge 0.50% Class B      $131.46           --                  --            --       18.51%
      Highest contract charge 1.45% Class B     $122.55           --                  --            --       17.37%
      All contract charges                           --          367             $45,631          1.35%         --
2012  Lowest contract charge 0.50% Class B      $110.93           --                  --            --       12.28%
      Highest contract charge 1.45% Class B     $104.41           --                  --            --       11.22%
      All contract charges                           --          333             $34,948          1.44%         --
2011  Lowest contract charge 0.50% Class B      $ 98.80           --                  --            --       (4.38)%
      Highest contract charge 1.45% Class B     $ 93.88           --                  --            --       (5.30)%
      All contract charges                           --          306             $28,988          1.45%         --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $128.32           --                  --            --       (2.42)%
      Highest contract charge 1.45% Class B     $123.82           --                  --            --       (3.45)%
      All contract charges                           --          411             $51,693          1.33%         --
2014  Lowest contract charge 0.40% Class B(d)   $131.50           --                  --            --        4.07%
      Highest contract charge 1.45% Class B     $128.25           --                  --            --        2.97%
      All contract charges                           --          370             $47,918          1.35%         --
2013  Lowest contract charge 0.50% Class B      $133.60           --                  --            --       21.64%
      Highest contract charge 1.45% Class B     $124.55           --                  --            --       20.49%
      All contract charges                           --          333             $41,685          1.35%         --
2012  Lowest contract charge 0.50% Class B      $109.83           --                  --            --       13.54%
      Highest contract charge 1.45% Class B     $103.37           --                  --            --       12.46%
      All contract charges                           --          295             $30,826          1.51%         --
2011  Lowest contract charge 0.70% Class B      $ 95.70           --                  --            --       (5.31)%
      Highest contract charge 1.45% Class B     $ 91.92           --                  --            --       (6.03)%
      All contract charges                           --          258             $23,880          1.44%         --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $131.97           --                  --            --       (2.71)%
      Highest contract charge 1.45% Class B     $124.52           --                  --            --       (3.64)%
      All contract charges                           --          340             $43,122          1.38%         --
2014  Lowest contract charge 0.40% Class B(d)   $135.64           --                  --            --        4.36%
      Highest contract charge 1.45% Class B     $129.23           --                  --            --        3.26%
      All contract charges                           --          287             $37,869          1.42%         --
2013  Lowest contract charge 0.70% Class B      $132.29           --                  --            --       24.34%
      Highest contract charge 1.45% Class B     $125.15           --                  --            --       23.41%
      All contract charges                           --          245             $30,986          1.35%         --
2012  Lowest contract charge 0.70% Class B      $106.39           --                  --            --       14.62%
      Highest contract charge 1.45% Class B     $101.41           --                  --            --       13.75%
      All contract charges                           --          213             $21,756          1.59%         --
2011  Lowest contract charge 0.70% Class B      $ 92.82           --                  --            --       (6.19)%
      Highest contract charge 1.45% Class B     $ 89.15           --                  --            --       (6.90)%
      All contract charges                           --          179             $16,081          1.35%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.50% Class B(o)           $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(o)          $ 91.46           --                  --            --        (7.46)%
      All contract charges                                   --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.50% Class 2              $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2             $110.91           --                  --            --        (5.45)%
      All contract charges                                   --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2              $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2             $117.30           --                  --            --         0.61%
      All contract charges                                   --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2              $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2             $116.59           --                  --            --         0.40%
      All contract charges                                   --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2              $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2             $116.12           --                  --            --        13.69%
      All contract charges                                   --          135             $15,647          6.09%          --
2011  Lowest contract charge 0.70% Class 2              $103.02           --                  --            --        (1.56)%
      Highest contract charge 1.20% Class 2             $102.14           --                  --            --        (2.06)%
      All contract charges                                   --           65             $ 6,603          5.27%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.50% Class S Shares       $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares      $ 47.59           --                  --            --       (34.59)%
      All contract charges                                   --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares       $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares(b)   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                   --          249             $18,317          0.00%          --
2013  Lowest contract charge 0.50% Class S Shares       $ 93.89           --                  --            --         9.75%
      Highest contract charge 1.34% Class S Shares      $ 91.81           --                  --            --         8.82%
      All contract charges                                   --          202             $18,656          0.46%          --
2012  Lowest contract charge 0.50% Class S Shares       $ 85.55           --                  --            --         2.59%
      Highest contract charge 1.34% Class S Shares      $ 84.37           --                  --            --         1.72%
      All contract charges                                   --          164             $13,909          0.00%          --
2011  Lowest contract charge 0.50% Class S Shares(b)    $ 83.39           --                  --            --       (16.43)%
      Highest contract charge 1.34% Class S Shares(b)   $ 82.94           --                  --            --       (16.86)%
      All contract charges                                   --           76             $ 6,314          0.00%          --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2011.
  (c)Units were made available on June 8, 2012.
  (d)Units were made available on August 17, 2012
  (e)Units were made available on May 20, 2013.
  (f)Units were made available on June 13, 2014.
  (g)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (h)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (i)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (j)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (k)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (l)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (m)Units were made available on March 27, 2015.
  (n)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (o)Units were made available on May 26, 2015.
  (p)Units were made available on June 19, 2015.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-143

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) AT RETIREMENT/SM/


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "prospectus"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The purpose of this Supplement is to provide you with information regarding the variable investment options that are available for all EQUI-VEST(R) At Retirement/SM/ contracts issued prior to July 20, 2009. For contracts issued prior to July 20, 2009, the variable investment options described in your prospectus are not available. The guaranteed interest option and the fixed maturity options described in your prospectus will continue to be available.

Because of the changes to the variable investment options available under the contract, certain features not described in your prospectus will be available. We detail those changes in this Supplement.

CHANGES TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER EQUI-VEST(R) AT RETIREMENT/SM/

For contracts issued prior to July 20, 2009, your EQUI-VEST(R) At Retirement/SM/ contract allows you to invest in one or more of the variable investment options described in this Supplement. These variable investment options invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. There is a list of these portfolios later in this Supplement.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. PLEASE SEE THE PROSPECTUS FOR AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS.

                              -------------------

Please note that from here forward, the section headings in this Supplement correspond to the section headings in your prospectus.

WHAT IS EQUI-VEST(R) AT RETIREMENT/SM/?

1. The variable investment options shown on the cover page of the prospectus are not available. You may select from one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS

FIXED INCOME

--------------------------------------------------------------------------------


.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Multimanager Core Bond
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA Mutual Large Cap Equity Managed Volatility
.. AXA Templeton Global Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index


.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T.Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
--------------------------------------------------------------------------------


INTERNATIONAL/GLOBAL

--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Value Managed Volatility
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
--------------------------------------------------------------------------------

ASSET ALLOCATION/HYBRID
--------------------------------------------------------------------------------
.. AXA Aggressive Allocation
.. AXA Conservative Allocation
.. AXA Conservative-Plus Allocation
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------



Throughout your prospectus, all references to "the variable investment options" should be considered references to these variable investment options. All references to other individual portfolios available in the product should be disregarded, as they are not available.

2. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the permitted variable investment options described in this Supplement.

                                             EQUI-VEST(R) At Retirement/SM/(IF)

                                                                         #24651

Fee table

--------------------------------------------------------------------------------

1. The Portfolio operating expense tables (and corresponding footnotes) in your prospectus are deleted and replaced with the following tables and footnotes:


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(1)/        0.61%  1.65%
-------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Charter Small Cap Growth Portfolio.


2. EXAMPLE

  The table in the Example in your prospectus is deleted and replaced with the following table:


------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,706  $2,661   $5,245   $442    $1,356    $2,311    $4,895
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $1,383  $2,132   $4,243   $333    $1,033    $1,782    $3,893
------------------------------------------------------------------------------------------------------------


3. CONDENSED FINANCIAL INFORMATION

  The information shown in Appendix I is deleted in its entirety and replaced with the information presented later in this Supplement under the heading "Appendix I: Condensed financial information".

CONTRACT FEATURES AND BENEFITS

1. WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

  If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the AXA Allocation portfolios and the AXA/Franklin Templeton Allocation Managed Volatility portfolio (the "permitted variable investment options").

2. PORTFOLIOS OF THE TRUSTS

  The information in this section of the prospectus is deleted in its entirety and replaced with the following:


     We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


     You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

     As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create and incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


     Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

     As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for a Portfolio. When market volatility is increasing above the specific thersholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

     The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

     Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment options restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility help us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA Volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

     Please see the underlying Portfolio Prospectuses for more information in general, as well as more information about AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


     ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                               INVESTMENT MANAGER (OR
 CLASS B SHARES                                                        SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                         AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.  .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                               Management Group, LLC
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                      INVESTMENT MANAGER (OR
 CLASS B SHARES                                                               SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.         .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                      Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,   .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                   Management Group, LLC
  ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and      .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                              Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and      .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital           Management Group, LLC
                     appreciation.
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve a high total return through a           .   AXA Equitable Funds
  MULTI-SECTOR BOND  combination of current income and capital appreciation.      Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.            .   AXA Equitable Funds
  CAP GROWTH                                                                      Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM /SMALL    Seeks to achieve long-term growth of capital.            .   AXA Equitable Funds
  CAP VALUE                                                                       Management Group, LLC

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of capital.               .   AllianceBernstein L.P.
  GROWTH
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Seeks to maximize income while maintaining prospects        .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    for capital appreciation with an emphasis on risk-adjusted      Management Group, LLC
  VOLATILITY          returns and managing volatility in the Portfolio.           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Seeks to achieve long-term total return with an emphasis    .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   on risk-adjusted returns and managing volatility in the         Management Group, LLC
  VOLATILITY          Portfolio.                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisory
                                                                                      Services, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Primarily seeks capital appreciation and secondarily seeks  .   AXA Equitable Funds        (check mark)
  TEMPLETON           income.                                                         Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital appreciation with an    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                      in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Morgan Stanley Investment
                                                                                     Management Inc.
                                                                                 .   Oppenheimer Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY          in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   EARNEST Partners, LLC
                                                                                 .   Federated Global
                                                                                     Investment Management
                                                                                     Corp.
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-term growth of    .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       income, accompanied by growth of capital with an               Management Group, LLC
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   BlackRock Investment
                      in the Portfolio.                                              Management, LLC
                                                                                 .   Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                      in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Capital Guardian Trust
                                                                                     Company
                                                                                 .   Thornburg Investment
                                                                                     Management, Inc.
                                                                                 .   Vaughan Nelson Investment
                                                                                     Management
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth with an           .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED      emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY          in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Loomis, Sayles & Company,
                                                                                      L.P.
                                                                                  .   T.Rowe Price Associates,
                                                                                      Inc.
                                                                                  .   Wells Capital Mangement,
                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an        .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility   .   AXA Equitable Funds
                      in the Portfolio.                                               Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Massachusetts Financial
                                                                                      Services Company d/b/a
                                                                                      MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Seeks to achieve capital appreciation.                      .   Loomis, Sayles & Company,
  GROWTH                                                                              L.P.
------------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                      in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill Capital
                                                                                      Management, Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
------------------------------------------------------------------------------------------------------------------------------
AXA MUTUAL LARGE      Seeks to achieve capital appreciation, which may            .   AXA Equitable Funds        (check mark)
  CAP EQUITY          occasionally be short-term, with an emphasis on risk-           Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the Portfolio.  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Mutual Advisers,
                                                                                      LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TEMPLETON         Seeks to achieve long-term capital growth with an           .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY       emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  MANAGED VOLATILITY  in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Templeton Investment
                                                                                      Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and secondarily,      .   BlackRock Investment
  VALUE EQUITY        income.                                                         Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS    Seeks a combination of growth and income to achieve an      .   Boston Advisors, LLC
  EQUITY INCOME       above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                                   INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                       SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                        AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY   Seeks to achieve long-term capital appreciation.                 .   Calvert Investment
  RESPONSIBLE                                                                              Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of capital.                    .   Capital Guardian Trust
  RESEARCH                                                                                 Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      3000(R) Index, including reinvestment of dividends, at a
                      risk level consistent with that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                      approximates the total return performance of the Barclays            Inc.
                      U.S. Intermediate Government/Credit Bond Index, including
                      reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Intermediate Government/Credit Bond
                      Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                      approximates the total return performance of the
                      Standard & Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Price Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Seeks to achieve capital appreciation.                           .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                         Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.                          .   GAMCO Asset Management,
  COMPANY VALUE                                                                            Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.              .   AXA Equitable Funds
                                                                                           Management Group, LLC
                                                                                       .   BlackRock Investment
                                                                                           Management, LLC
                                                                                       .   First International
                                                                                           Advisors, LLC
                                                                                       .   Wells Capital Management,
                                                                                           Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the Barclays            Management Group, LLC
                      U.S. Intermediate Government Bond Index, including               .   SSgA Funds Management,
                      reinvestment of dividends, at a risk level consistent with           Inc.
                      that of the Barclays U.S. Intermediate Government Bond
                      Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that           .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite
                      index comprised of 40% DJ Euro STOXX 50 Index, 25%
                      FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                      200 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the composite index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.                      .   Invesco Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.                 .   J.P. Morgan Investment
  OPPORTUNITIES                                                                            Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      1000(R) Growth Index, including reinvestment of dividends
                      at a risk level consistent with that of the Russell 1000(R)
                      Growth Index.
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX               approximates the total return performance of the Russell         Inc.
                      1000(R) Value Index, including reinvestment of dividends,
                      at a risk level consistent with that of the Russell 1000(R)
                      Value Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                        Services Company d/b/a
  GROWTH/ /                                                                            MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                      approximates the total return performance of the                 Inc.
                      Standard & Poor's Mid Cap 400 Index, including
                      reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/  Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                      its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  MID CAP GROWTH                                                                       Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                       .   OppenheimerFunds, Inc.
  GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND          market products while maintaining an emphasis on                 Management Company LLC
                      preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                      moderate risk to capital.                                    .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Pacific Investment
                                                                                       Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX               the total return of the Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and          .   T. Rowe Price Associates,
  GROWTH STOCK        secondarily, income.                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital appreciation   .   UBS Global Asset
  INCOME              with income as a secondary consideration.                        Management (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Seeks to achieve long-term capital growth.                   .   Wells Capital Management,
  OMEGA GROWTH                                                                         Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.                .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                                .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   ClearBridge Investments,
                                                                                       LLC
                                                                                   .   Scotia Institutional
                                                                                       Asset Management US, Ltd.
                                                                                   .   T. Rowe Price Associates,
                                                                                       Inc.
                                                                                   .   Westfield Capital
                                                                                       Management Company, L.P.
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                            INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income and     .   AXA Equitable Funds
  BOND                capital appreciation, consistent with a prudent level of      Management Group, LLC
                      risk.                                                     .   BlackRock Financial
                                                                                    Management, Inc.
                                                                                .   DoubleLine Capital L.P.
                                                                                .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  CAP GROWTH                                                                    .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  CAP VALUE                                                                         Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.             .   Allianz Global Investors
  TECHNOLOGY                                                                        U.S. LLC
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------------------




(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


3. GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

   In the subsection, "6% Roll-Up to age 85", the following replaces the second and third paragraphs:

   The effective annual roll-up rate credited to this benefit base is:

  . 6% with respect to the variable investment options (other than EQ/Intermediate Government Bond, EQ/Money Market, and EQ/PIMCO Ultra Short
     Bond); the effective annual rate may be 4% in some states. Please see Appendix V later in this prospectus to see what applies in your state; and

  . 3% with respect to the EQ/Intermediate Government Bond, EQ/Money Market, and EQ/PIMCO Ultra Short Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable).

4. GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

   In the subsection, "ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT," the illustration is accurate, but assumes there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market and EQ/PIMCO Ultra Short Bond variable investment options.

5. GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

   The last sentence of the first paragraph of this section is deleted and replaced with the following: If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the permitted variable investment options described in this Supplement.

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

1. DISRUPTIVE TRANSFER ACTIVITY

   In this section, the fourth through eighth paragraphs are deleted in their entirety and replaced with the following:

   We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

   As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

   When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

   It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

   Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

2. DOLLAR COST AVERAGING

   In addition to the dollar cost averaging programs described in the prospectus, there is also a General dollar cost averaging program available to you. The following is added to the prospectus:

   GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $2,000, you may choose, at any time, to have amounts transferred from that option to the other variable investment options on a monthly basis. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

   If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

   If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.

   If you select GWBL, and you elect to have amounts transferred from the guaranteed interest option to variable investment options using either the "fixed-dollar option" or "interest sweep" option of Investment simplifier, the only variable investment options available are the AXA Allocation portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio.

3. REBALANCING YOUR ACCOUNT VALUE

   The following section is added to the prospectus:

   REBALANCING YOUR ACCOUNT VALUE

   Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

   (a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

   (b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

   While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Election of Option II is subject to the 25% allocation restriction into the guaranteed interest option. Transfer restrictions out of the guaranteed interest option may apply in accordance with (a), (b) and (c) under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

  ------------------------------------------------------------------------------
   REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU
   MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
  ------------------------------------------------------------------------------

   To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

   If you elect to use option II, you may not choose either of the investment simplifier automatic options.

   You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.

   FOR TSA CONTRACTS WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA contracts" in "Accessing your money," later in this prospectus.)

CHARGES AND EXPENSES

1. CHARGES THAT THE TRUST DEDUCTS

   This section is deleted and replaced with the following:

   CHARGES THAT THE TRUSTS DEDUCT

   The Trusts deduct charges for the following types of fees and expenses:

  .  Management fees.

  .  12b-1 fees.

  . Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

  .  Investment-related expenses, such as brokerage commissions.

   These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

MORE INFORMATION

1. ABOUT THE TRUST

   The information in this section relating to EQ Advisors Trust is also accurate with regard to AXA Premier VIP Trust.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

As discussed earlier in this Supplement, Appendix I is deleted in its entirety and replaced with the following:

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.54 $109.55 $65.75 $ 82.62 $ 92.22 $ 84.21 $ 94.90 $118.44 $122.44 $118.74
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      20     27      29      28      26      29      25      23      16
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.50 $106.00 $93.11 $100.95 $106.89 $107.52 $111.00 $114.32 $115.80 $114.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4     13      16      16      18      18      20      16      16
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $106.51 $84.72 $ 95.68 $103.02 $100.98 $107.03 $116.47 $118.60 $116.31
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      11     22      26      25      24      24      22      20      17
-----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.12 $158.58 $66.76 $ 98.90 $108.81 $ 94.18 $108.76 $129.21 $129.70 $125.82
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      8       8       7       6       5       4       4       4
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.12 $118.42 $64.46 $ 86.11 $ 92.85 $ 76.13 $ 87.41 $101.40 $ 93.86 $ 88.62
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2       4       4       4       3       3       4       4
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.70 $113.87 $64.08 $ 82.38 $ 86.26 $ 71.39 $ 82.77 $ 97.50 $ 89.34 $ 85.40
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      7       8       8       7       8       5       5       4
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.43 $105.03 $64.90 $ 81.05 $ 91.35 $ 86.36 $ 98.02 $127.29 $140.26 $138.97
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.10 $118.81 $72.44 $ 96.43 $108.94 $103.61 $116.32 $155.47 $170.48 $175.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2       2       2       2       3       2       8       7
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.11 $ 98.09 $54.87 $ 65.23 $ 72.56 $ 67.99 $ 77.76 $101.69 $112.66 $106.74
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     17      15      14      13      11      10      11      10
-----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.66 $100.68 $60.06 $ 80.55 $ 97.37 $ 87.06 $101.94 $133.91 $146.56 $139.56
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      4      12      11      10       9       7       7       6
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.92 $107.96 $80.49 $ 92.97 $100.87 $ 97.19 $104.38 $116.55 $118.54 $115.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      66    115     146     139     126     115     113     104      98
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.68 $108.88 $73.32 $ 88.27 $ 97.20 $ 91.20 $100.39 $118.71 $121.60 $118.49
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      93    153     176     167     155     134     117     105      95
-----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.66 $119.40 $65.23 $ 87.36 $114.91 $112.70 $128.59 $175.39 $179.33 $171.87
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      6       7       6       5       5       5       5       4
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.67 $103.43 $69.63 $ 89.72 $ 98.57 $ 97.38 $106.92 $120.93 $126.78 $121.35
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      12     17      17      16      13      10      10       9       7
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.24 $ 93.11 $61.21 $ 77.48 $ 95.04 $ 84.83 $ 97.83 $132.00 $133.07 $122.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1       1       1       1       1       1       1      --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.29 $59.37 $ 75.29 $ 82.04 $ 77.39 $ 87.64 $106.66 $111.05 $106.55
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      12     17      17      17      16      16      13      12      12
-----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.82 $121.42 $80.43 $103.01 $110.04 $111.75 $124.19 $156.02 $166.06 $182.81
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      2       3       2       3       2       2       2       2
-----------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.66 $104.00 $63.55 $ 78.49 $ 86.73 $ 81.80 $ 92.22 $117.68 $127.43 $122.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8     12      12      11      10       9       8       8       7
-----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.20 $105.00 $61.34 $ 78.73 $ 83.93 $ 75.98 $ 89.50 $112.15 $111.93 $107.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7     11      12      10       9       9       8       8       7
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $104.30 $78.76 $ 85.24 $ 89.73 $ 93.07 $ 96.76 $ 94.68 $ 95.70 $ 93.86
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      4       7       7       7       7       4       4       4
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.48 $105.90 $60.51 $ 80.36 $101.27 $ 84.29 $ 92.66 $135.18 $129.96 $120.53
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      2       3       2       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.20 $ 92.73 $56.88 $ 70.98 $ 87.23 $ 78.35 $ 90.31 $127.23 $119.18 $102.19
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      1       1      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.24 $104.10 $65.19 $ 83.84 $ 92.93 $ 88.89 $ 99.71 $135.56 $146.80 $136.00
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      6       7       7       7       7       7       7       7
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.50 $106.97 $ 71.49 $ 78.71 $ 89.91 $ 88.40 $102.73 $133.61 $143.33 $139.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6       8       7       7       7       7       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.26 $112.07 $ 60.60 $ 78.30 $ 86.97 $ 86.08 $ 99.20 $131.54 $147.52 $146.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.34 $102.69 $ 61.16 $ 79.37 $ 90.72 $ 93.14 $107.94 $140.41 $153.17 $154.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.98 $106.21 $ 58.92 $ 74.64 $ 85.37 $ 84.72 $ 96.68 $126.42 $139.83 $137.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      22      23      22      20      18      17      15      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.66 $102.44 $ 92.08 $ 93.34 $ 97.46 $100.83 $102.68 $ 99.74 $100.84 $ 99.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       5       5       5       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.03 $106.74 $ 66.04 $ 82.05 $ 92.64 $ 92.83 $105.59 $137.09 $152.88 $152.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      10      10      10      11       9       9      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $104.40 $ 88.81 $102.25 $110.64 $110.70 $115.01 $125.99 $126.41 $128.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.86 $112.05 $ 76.69 $107.09 $140.22 $133.58 $155.40 $213.40 $217.11 $202.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       9      13      14      14      12      11      11      11      10
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.77 $109.81 $115.42 $116.18 $121.92 $125.64 $128.64 $123.79 $123.29 $117.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.25 $105.74 $108.13 $104.32 $107.32 $111.55 $111.19 $107.96 $108.20 $107.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       4       3       2       2       2       1       1      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.78 $116.66 $ 56.75 $ 71.20 $ 73.95 $ 64.09 $ 73.56 $ 88.20 $ 81.06 $ 78.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      17      19      17      14      14      12      10       9       9
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.92 $ 99.05 $ 61.65 $ 78.14 $ 88.87 $ 85.99 $100.52 $133.99 $144.06 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.18 $101.59 $ 60.39 $ 78.88 $ 87.46 $ 81.82 $ 93.73 $125.63 $141.85 $136.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.07 $115.96 $ 72.95 $ 98.09 $112.27 $113.44 $128.47 $168.01 $186.15 $192.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.08 $ 96.64 $ 41.30 $ 48.58 $ 54.96 $ 54.08 $ 62.24 $ 80.85 $ 89.88 $ 84.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.82 $121.38 $ 71.55 $ 96.94 $109.99 $ 96.94 $114.54 $128.50 $120.50 $119.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.66 $111.60 $ 55.87 $ 75.15 $ 93.28 $ 89.87 $103.86 $135.93 $146.24 $140.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       7       6       6       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.60 $103.97 $104.80 $103.45 $102.12 $100.81 $ 99.51 $ 98.23 $ 96.97 $ 95.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      10       7       5       4       8       5       5       4
------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.78 $125.39 $ 65.20 $101.09 $132.02 $120.29 $129.14 $176.61 $173.10 $161.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       3       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.12 $109.68 $ 64.16 $ 87.78 $ 99.82 $ 90.04 $106.99 $133.42 $134.07 $136.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.43 $109.41 $103.63 $110.49 $109.98 $108.36 $108.56 $107.25 $105.78 $104.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       5       6       4       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.62 $103.82 $ 95.78 $100.28 $105.17 $105.09 $106.49 $102.72 $104.34 $103.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       4       3       3       2       2       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.91 $ 99.72 $ 64.84 $ 80.73 $100.26 $ 95.02 $108.37 $147.04 $152.19 $143.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       5       4       4       4       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.02 $105.87 $ 60.40 $ 85.04 $ 97.71 $ 94.58 $111.03 $151.17 $162.12 $176.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       2       3       4       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.89 $102.74 $ 60.82 $ 79.51 $ 88.75 $ 85.13 $ 94.85 $126.91 $143.37 $139.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.62 $113.87 $ 81.38 $112.70 $130.49 $121.25 $144.14 $197.89 $202.76 $202.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.05 $115.50 $ 60.79 $ 82.38 $ 95.64 $ 88.48 $ 99.75 $135.04 $147.52 $151.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       5       5       4       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.50 $105.41 $106.62 $114.00 $119.52 $124.83 $129.97 $125.28 $128.30 $126.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       4       5       6       6       4       4
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.27 $114.07 $ 63.53 $ 88.91 $111.36 $101.26 $115.40 $159.67 $165.28 $160.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       1       2       2       2       1       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.93 $101.70 $ 64.28 $ 91.60 $112.95 $ 96.63 $109.52 $146.59 $152.43 $142.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.68 $122.15 $ 63.81 $ 99.80 $115.96 $108.96 $122.00 $163.29 $183.02 $192.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------

Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

In the second paragraph, the example is accurate, but assumes there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market and EQ/PIMCO Ultra Short Bond variable investment options, in addition to the assumptions listed.

                                     III-1

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

The hypothetical illustrations in the prospectus are deleted and replaced with the following:

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.33)%, 3.67% for the EQUI-VEST(R) At Retirement/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.50%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.28% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially.

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------------------------
                                             GREATER OF 6% ROLL-UP
                                             TO AGE 85 OR THE                          LIFETIME ANNUAL    LIFETIME ANNUAL
                                             ANNUAL RATCHET                            GUARANTEED MINIMUM GUARANTEED MINIMUM
    CONTRACT                                 TO AGE 85 GUARANTEED                      INCOME BENEFIT:    INCOME BENEFIT:
AGE   YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT TOTAL DEATH BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
-----------------------------------------------------------------------------------------------------------------------------
               0%      6%      0%      6%      0%         6%         0%        6%        0%        6%       0%        6%
-----------------------------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 100,000 100,000 100,000    100,000    100,000   100,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
61      1     96,345 102,345  96,345 102,345 106,000    106,000    106,000   106,000      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
62      2     92,696 104,697  92,696 104,697 112,360    112,360    112,360   112,360      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
63      3     89,047 107,050  89,047 107,050 119,102    119,102    119,102   119,102      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
64      4     85,394 109,401  85,394 109,401 126,248    126,248    126,248   126,248      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
65      5     81,732 111,743  81,732 111,743 133,823    133,823    133,823   133,823      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
66      6     78,054 114,071  78,054 114,071 141,852    141,852    141,852   141,852      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
67      7     74,356 116,378  74,356 116,378 150,363    150,363    150,363   150,363      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
68      8     70,631 118,656  70,631 118,656 159,385    159,385    159,385   159,385      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
69      9     66,874 120,899  66,874 120,899 168,948    168,948    168,948   168,948      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
70     10     63,077 123,098  63,077 123,098 179,085    179,085    179,085   179,085   10,584    10,584   10,584    10,584
-----------------------------------------------------------------------------------------------------------------------------
75     15     43,261 133,072  43,261 133,072 239,656    239,656    239,656   239,656   15,362    15,362   15,362    15,362
-----------------------------------------------------------------------------------------------------------------------------
80     20     21,318 140,167  21,318 140,167 320,714    320,714    320,714   320,714   21,841    21,841   21,841    21,841
-----------------------------------------------------------------------------------------------------------------------------
85     25          0 142,176       0 142,176       0    429,187          0   429,187   39,700    39,700   39,700    39,700
-----------------------------------------------------------------------------------------------------------------------------
90     30          0 141,385       0 141,385       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------
95     35          0 140,438       0 140,438       0    429,187          0   429,187      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


EQUI-VEST(R) At Retirement/SM/ is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.
 Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Equico Securities, Inc. (now AXA Advisors,
                       LLC), Equitable Life Assurance Society of the
                       United States and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070, refiled electronically on July 10, 1998.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement (File
                       No. 2-30070) on April 19, 2001, and incorporated herein by reference.

                (c) Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

                (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File
                       No. 2-30070) on April 19, 2004, and incorporated herein by reference.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement
                       (File No. 333-05593) on April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 333-05593) on April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.   Contracts. (Including Riders and Endorsements)

              (a) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4.(e)(e)(e) to Registration Statement File No. 333-05593 on Form N-4 filed on June 14, 2006.

              (b) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to Registration Statement File No. 333-05593 on Form N-4 filed on June 14, 2006.

              (c) Form of Endorsement Applicable to Fixed Maturity Options (Form 2006FMOEQV) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006.

         5.   Applications.

              (a) Form of Deferred Variable Annuity Application for IRA and NQ (Form No. 180-3005) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006 and incorporated herein by reference.

              (b) Form of Deferred Variable Annuity Application for TSA (Form No. 180-3006) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006 and incorporated herein by reference.

         6.   Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333- 05593), filed on April 20, 2006.

         7.   Reinsurance Contracts. Not Applicable.

              Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 25, 2001.

         8.   Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.


              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002, incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

            (a)(b)(i)Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

          (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

            (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

           (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

          (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv)Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

            (b)(viii)Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to the Registration Statement (File
No. 333-207015) on Form N-6 filed December 23, 2015.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2015 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 19, 2016.

Item 27. Number of Contract owners

         As of March 31, 2016, there were 422 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST At Retirement contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726:
                       Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301, and I. The principal business address of AXA Advisors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2016.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                    (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 19th day of April, 2015.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Peter S. Kraus               Lorie A. Slutsky
Kristi A. Matus              Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
         Shane Daly
         Attorney-in-Fact
April 19, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

  9          Opinion and Consent of Counsel                           EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                    EX-99.10a

  10(b)      Powers of Attorney                                       EX-99.10b